UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: The Royce Fund

Fund Address: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 3/31/2011

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.8%

Consumer Discretionary – 13.8%
Auto Components - 1.1%
Autoliv	6,930	$514,414
Dorman Products [a]	639,273	26,907,000
Drew Industries	898,548	20,064,577
Gentex Corporation	333,900	10,100,475
SORL Auto Parts [a,b]	135,952	823,869
Strattec Security	150,000	5,026,500
Superior Industries International	443,600	11,373,904

		74,810,739

Automobiles - 0.6%
Thor Industries	580,250	19,362,943
Winnebago Industries [a]	1,374,450	18,376,396

		37,739,339

Distributors - 0.3%
LKQ Corporation [a]	11,500	277,150
Pool Corporation	261,400	6,302,354
Weyco Group [c]	590,500	14,443,630

		21,023,134

Diversified Consumer Services - 1.0%
ChinaCast Education [a,b]	257,300	1,618,417
Corinthian Colleges [a]	144,000	636,480
Lincoln Educational Services	33,800	537,082
MegaStudy	10,500	1,616,710
Sotheby’s	820,900	43,179,340
Universal Technical Institute	812,500	15,803,125

		63,391,154

Hotels, Restaurants & Leisure - 0.3%
CEC Entertainment	140,600	5,304,838
International Speedway Cl. A	479,100	14,277,180

		19,582,018

Household Durables - 2.2%
Cavco Industries [a]	900	40,644
Desarrolladora Homex ADR [a]	192,400	5,242,900
Ethan Allen Interiors [c]	1,573,910	34,468,629
Furniture Brands International [a]	1,029,400	4,683,770
Harman International Industries	302,000	14,139,640
La-Z-Boy [a]	907,300	8,664,715
Mohawk Industries [a]	419,900	25,676,885
Natuzzi ADR [a]	2,096,300	9,684,906
NVR [a]	44,551	33,680,556
Skyline Corporation	183,400	3,677,170
Stanley Furniture [a,c]	912,235	5,035,537
Universal Electronics [a]	93,300	2,757,948

		147,753,300

Internet & Catalog Retail - 0.0%
NutriSystem	27,800	402,822

Leisure Equipment & Products - 0.2%
Callaway Golf	250,000	1,705,000
Leapfrog Enterprises Cl. A [a]	260,000	1,123,200
Polaris Industries	64,500	5,612,790
RC2 Corporation [a]	91,200	2,562,720
Sturm, Ruger & Co.	78,200	1,796,254

		12,799,964

Media - 1.2%
DreamWorks Animation SKG Cl. A [a]	612,300	17,101,539
Global Sources [a,b]	72,205	839,744
Interpublic Group of Companies	51,500	647,355
Morningstar	634,800	37,059,624
Rentrak Corporation [a]	56,100	1,510,212
Scholastic Corporation	393,000	10,626,720
World Wrestling Entertainment Cl. A	771,603	9,699,050

		77,484,244

Multiline Retail - 0.0%
Tuesday Morning [a]	370,000	1,813,000

Specialty Retail - 4.6%
Aeropostale [a]	91,300	2,220,416
American Eagle Outfitters	1,452,000	23,072,280
America’s Car-Mart [a]	451,600	11,642,248
Ascena Retail Group [a]	1,503,883	48,740,848
Buckle (The)	737,758	29,805,423
CarMax [a]	495,000	15,889,500
Cato Corporation (The) Cl. A	1,400,802	34,319,649
Charming Shoppes [a]	4,006,100	17,065,986
GameStop Corporation Cl. A [a,b]	919,500	20,707,140
Guess?	373,607	14,701,436
Jos. A. Bank Clothiers [a]	848,326	43,162,827
Kirkland’s [a]	108,300	1,672,152
Le Chateau Cl. A	791,500	9,151,846
Men’s Wearhouse (The)	164,043	4,439,004
Penske Automotive Group [a]	389,200	7,791,784
Pier 1 Imports [a]	1,210,400	12,285,560
Rent-A-Center	14,133	493,383
Shoe Carnival [a]	37,248	1,044,806
Urban Outfitters [a]	200,000	5,966,000
Wet Seal (The) Cl. A [a]	379,000	1,622,120

		305,794,408

Textiles, Apparel & Luxury Goods - 2.3%
Barry (R.G.)	124,044	1,623,736
Carter’s [a]	693,300	19,849,179
Columbia Sportswear	330,661	19,647,877
Fossil [a]	10,000	936,500
Gildan Activewear	24,400	799,588
K-Swiss Cl. A [a]	654,450	7,375,652
Movado Group [a]	50,000	734,000
Steven Madden [a]	766,002	35,948,474
Timberland Company (The) Cl. A [a]	232,500	9,599,925
True Religion Apparel [a]	489,700	11,493,259
Volcom	164,548	3,049,074
Warnaco Group (The) [a]	230,710	13,194,305
Wolverine World Wide	822,991	30,681,104

		154,932,673

Total		917,526,795

Consumer Staples – 2.0%
Beverages - 0.1%
National Beverage	204,381	2,806,151
Thai Beverage	841,600	193,625

		2,999,776

Food Products - 1.1%
Cal-Maine Foods	377,691	11,141,884
China Green (Holdings)	931,400	716,042
Hain Celestial Group [a]	83,900	2,708,292
Harbinger Group [a]	1,009,600	5,260,016
Industrias Bachoco ADR	90,386	2,506,404
J&J Snack Foods	383,044	18,029,881
Lancaster Colony	269,371	16,323,883
Sanderson Farms	355,600	16,329,152
Westway Group [a]	368,500	1,639,825
Yuhe International [a]	97,427	648,864

		75,304,243

Household Products - 0.0%
Orchids Paper Products	44,334	536,442

Personal Products - 0.8%
China-Biotics [a,b]	35,500	285,065
Inter Parfums	1,133,750	20,985,712
Nu Skin Enterprises Cl. A	766,300	22,031,125
Nutraceutical International [a,c]	737,810	11,052,394
Schiff Nutrition International Cl. A	207,600	1,891,236

		56,245,532

Total		135,085,993

Energy – 8.8%
Energy Equipment & Services - 7.3%
Atwood Oceanics [a]	512,801	23,809,350
Calfrac Well Services	165,300	5,328,133
CARBO Ceramics	393,200	55,488,384
CE Franklin [a]	135,653	1,342,965
Ensco ADR	26,100	1,509,624
Ensign Energy Services	1,786,500	33,647,747
Exterran Holdings [a,b]	408,100	9,684,213
Helmerich & Payne	872,564	59,936,421
ION Geophysical [a]	816,700	10,363,923
Lufkin Industries	278,600	26,040,742
Matrix Service [a]	686,925	9,548,258
Oil States International [a]	509,836	38,818,913
Pason Systems	2,255,000	36,633,573
Patterson-UTI Energy	419,800	12,337,922
Rowan Companies [a]	246,085	10,872,035
RPC	853,650	21,614,418
SEACOR Holdings	267,700	24,751,542
ShawCor Cl. A	309,600	11,643,132
Tidewater	70,000	4,189,500
Trican Well Service	1,412,500	31,892,342
Unit Corporation [a]	860,451	53,304,939
Willbros Group [a]	180,800	1,974,336

		484,732,412

Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy	321,908	37,096,678
Energy Partners [a]	27,094	487,692
Frontier Oil	496,407	14,554,653
Gastar Exploration [a]	90,000	437,400
Gran Tierra Energy [a]	175,200	1,413,864
International Coal Group [a]	1,059,640	11,973,932
SM Energy	428,100	31,760,739
Uranerz Energy [a,b]	71,000	226,490
VAALCO Energy [a]	222,200	1,724,272

		99,675,720

Total		584,408,132

Financials – 13.2%
Capital Markets - 5.1%
Affiliated Managers Group [a]	154,265	16,871,963
AGF Management Cl. B	846,600	17,124,111
AllianceBernstein Holding L.P.	1,334,950	29,101,910
Artio Global Investors Cl. A	696,500	11,255,440
Cohen & Steers	999,970	29,679,110
Cowen Group Cl. A [a,b]	842,929	3,380,145
Diamond Hill Investment Group	54,500	4,360,000
Duff & Phelps Cl. A	36,300	580,074
Eaton Vance	170,500	5,496,920
FBR Capital Markets [a]	115,000	411,700
Federated Investors Cl. B	1,920,658	51,377,602
GAMCO Investors Cl. A	145,200	6,731,472
GFI Group	580,000	2,911,600
INTL FCStone [a]	78,917	2,006,070
Jefferies Group	685,200	17,088,888
JZ Capital Partners	50,000	319,236
Knight Capital Group Cl. A [a]	1,272,540	17,052,036
Lazard Cl. A	607,400	25,255,692
MF Global Holdings [a]	2,000	16,560
MVC Capital	223,600	3,067,792
Raymond James Financial	50,000	1,912,000
Sanders Morris Harris Group	419,476	3,360,003
SEI Investments	1,884,400	44,999,472
Sprott	156,500	1,464,110
Value Partners Group	506,300	478,406
Waddell & Reed Financial Cl. A	862,027	35,006,916
Westwood Holdings Group	256,538	10,325,655

		341,634,883

Commercial Banks - 0.1%
City Holding Company	119,160	4,213,497
Comerica	17,300	635,256
Huntington Bancshares	18,800	124,832
KeyCorp	23,000	204,240
Orrstown Financial Services	37,300	1,044,400

		6,222,225

Consumer Finance - 0.1%
First Cash Financial Services [a]	20,700	799,020
World Acceptance [a,b]	69,160	4,509,232

		5,308,252

Diversified Financial Services - 1.1%
Interactive Brokers Group Cl. A	788,600	12,530,854
Leucadia National	300,000	11,262,000
MSCI Cl. A [a]	229,500	8,450,190
NASDAQ OMX Group (The) [a]	419,200	10,832,128
PICO Holdings [a]	343,400	10,322,604
TMX Group	438,600	17,562,096

		70,959,872

Insurance - 6.2%
Alleghany Corporation [a]	104,039	34,434,822
Allied World Assurance Company Holdings	526,789	33,024,403
Alterra Capital Holdings	759,544	16,968,213
Amerisafe [a]	582,761	12,884,846
Arch Capital Group [a]	109,744	10,885,507
Aspen Insurance Holdings	582,709	16,059,460
Baldwin & Lyons Cl. B	306,000	7,166,520
Brown & Brown	1,233,406	31,821,875
CNA Surety [a]	264,400	6,678,744
E-L Financial	37,400	18,786,797
Endurance Specialty Holdings	180,707	8,822,116
Enstar Group [a]	175,900	17,568,892
Erie Indemnity Cl. A	483,180	34,358,930
Fidelity National Financial Cl. A	545,000	7,700,850
Gallagher (Arthur J.) & Co.	718,900	21,861,749
Greenlight Capital Re Cl. A [a]	33,500	945,035
HCC Insurance Holdings	449,007	14,058,409
Markel Corporation [a]	4,100	1,699,245
Meadowbrook Insurance Group	1,314,486	13,604,930
Montpelier Re Holdings	603,002	10,655,045
ProAssurance Corporation [a]	276,154	17,499,879
Reinsurance Group of America	569,213	35,735,192
RLI	65,231	3,760,567
StanCorp Financial Group	448,400	20,680,208
Stewart Information Services	116,600	1,221,968
Validus Holdings	367,300	12,242,109

		411,126,311

Real Estate Investment Trusts (REITs) - 0.1%
Colony Financial	329,483	6,204,165

Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions [a]	72,000	2,208,960
Forestar Group [a]	50,000	951,000
IFM Investments ADR [a]	391,428	1,389,569
Jones Lang LaSalle	313,300	31,248,542
Tejon Ranch [a,b]	46,624	1,712,966

		37,511,037

Thrifts & Mortgage Finance - 0.0%
BofI Holding [a,b]	106,600	1,654,432

Total		880,621,177

Health Care – 8.7%
Biotechnology - 0.5%
Celera Corporation [a]	446,300	3,619,493
Emergent Biosolutions [a]	800,146	19,331,527
Lexicon Pharmaceuticals [a]	1,522,400	2,557,632
Regeneron Pharmaceuticals [a]	100,000	4,494,000
Sinovac Biotech [a]	127,100	575,763
3SBio ADR [a]	27,500	475,475

		31,053,890

Health Care Equipment & Supplies - 1.5%
C.R. Bard	6,320	627,639
CryoLife [a]	124,427	759,005
IDEXX Laboratories [a]	499,599	38,579,035
Kensey Nash [a]	175,062	4,360,794
Medical Action Industries [a]	343,562	2,885,921
Merit Medical Systems [a]	427,669	8,390,866
STERIS Corporation	577,600	19,950,304
SurModics [a]	346,900	4,336,250
Teleflex	60,000	3,478,800
Thoratec Corporation [a]	366,600	9,505,938
Young Innovations	111,350	3,496,390

		96,370,942

Health Care Providers & Services - 3.2%
Almost Family [a,c]	607,582	22,869,386
Chemed Corporation	218,142	14,530,439
Continucare Corporation [a]	306,673	1,640,701
Cross Country Healthcare [a]	240,700	1,884,681
HealthSouth Corporation [a]	915,000	22,856,700
Hooper Holmes [a]	2,392,970	1,770,798
Landauer	199,700	12,285,544
LHC Group [a]	647,991	19,439,730
Lincare Holdings	498,750	14,792,925
Magellan Health Services [a]	287,266	14,099,015
MEDNAX [a]	518,302	34,524,096
Owens & Minor	604,000	19,617,920
Patterson Companies	340,335	10,955,384
Schein (Henry) [a]	19,300	1,354,281
U.S. Physical Therapy [c]	898,675	20,076,399
VCA Antech [a]	107,000	2,694,260

		215,392,259

Health Care Technology - 0.1%
Transcend Services [a]	336,935	8,086,440

Life Sciences Tools & Services - 2.5%
Covance [a]	340,000	18,604,800
Dionex Corporation [a]	256,400	30,268,020
eResearchTechnology [a]	113,320	767,176
Furiex Pharmaceuticals [a]	43,625	736,390
ICON ADR [a]	713,951	15,414,202
Mettler-Toledo International [a]	241,500	41,538,000
PAREXEL International [a]	270,000	6,723,000
PerkinElmer	986,520	25,915,881
Pharmaceutical Product Development	614,900	17,038,879
Techne Corporation	174,300	12,479,880

		169,486,228

Pharmaceuticals - 0.9%
Endo Pharmaceuticals Holdings [a]	672,900	25,677,864
Hi-Tech Pharmacal [a]	530,400	10,676,952
Lannett Company [a]	65,590	365,992
Obagi Medical Products [a,c]	1,478,656	18,690,212
Questcor Pharmaceuticals [a]	191,139	2,754,313

		58,165,333

Total		578,555,092

Industrials – 22.3%
Aerospace & Defense - 1.3%
American Science & Engineering	112,122	10,355,588
Ceradyne [a]	75,000	3,381,000
Cubic Corporation	200,605	11,534,787
Curtiss-Wright	255,620	8,982,487
HEICO Corporation	624,275	39,029,673
HEICO Corporation Cl. A	97,250	4,374,305
Teledyne Technologies [a]	183,394	9,483,304

		87,141,144

Air Freight & Logistics - 0.8%
Forward Air	768,900	23,551,407
Hub Group Cl. A [a]	25,000	904,750
Pacer International [a]	792,040	4,166,130
UTi Worldwide	1,150,900	23,294,216

		51,916,503

Building Products - 2.0%
AAON	767,100	25,237,590
American Woodmark	645,774	13,483,761
Apogee Enterprises	99,433	1,311,521
Armstrong World Industries	379,300	17,550,211
Gibraltar Industries [a]	615,120	7,338,381
Insteel Industries	233,708	3,304,631
NCI Building Systems [a]	78,940	1,000,170
Owens Corning [a]	850,700	30,616,693
Quanex Building Products	30,000	588,900
Simpson Manufacturing	1,011,800	29,807,628
WaterFurnace Renewable Energy	76,900	1,932,217

		132,171,703

Commercial Services & Supplies - 2.6%
Brink’s Company (The)	1,178,185	39,009,705
Cintas Corporation	885,100	26,791,977
Copart [a]	783,877	33,965,391
Ennis	37,400	636,922
Healthcare Services Group	652,275	11,466,995
Mine Safety Appliances	332,100	12,178,107
Ritchie Bros. Auctioneers	1,288,100	36,260,015
Steelcase Cl. A	100,000	1,138,000
Team [a]	321,340	8,438,388
US Ecology	65,000	1,132,950
Viad Corporation	203,666	4,875,764

		175,894,214

Construction & Engineering - 1.6%
Baker (Michael) [a]	344,664	10,019,382
Chicago Bridge & Iron	12,000	487,920
Comfort Systems USA	634,584	8,928,597
EMCOR Group [a]	997,540	30,893,814
Integrated Electrical Services [a,b]	681,117	2,343,043
KBR	1,030,300	38,914,431
Layne Christensen [a]	68,400	2,359,800
Orion Marine Group [a]	928,884	9,976,214
Pike Electric [a]	150,117	1,429,114
Quanta Services [a]	25,000	560,750
Sterling Construction [a]	267,671	4,518,286

		110,431,351

Electrical Equipment - 2.4%
AZZ	528,344	24,092,486
Brady Corporation Cl. A	451,900	16,128,311
Encore Wire	366,579	8,922,533
Franklin Electric	636,500	29,406,300
Fushi Copperweld [a,b]	372,720	2,989,214
GrafTech International [a]	1,830,016	37,753,230
Hubbell Cl. B	16,900	1,200,407
Jinpan International	266,880	3,127,834
Powell Industries [a]	350,400	13,819,776
Preformed Line Products [c]	291,088	20,134,557
Regal-Beloit	27,500	2,030,325
Thomas & Betts [a]	16,050	954,494

		160,559,467

Industrial Conglomerates - 0.4%
Raven Industries	407,135	25,006,232

Machinery - 6.3%
Briggs & Stratton	252,600	5,721,390
Cascade Corporation	228,008	10,164,597
Chart Industries [a]	15,000	825,600
CLARCOR	625,400	28,099,222
Columbus McKinnon [a]	195,150	3,602,469
Crane Company	37,500	1,816,125
Donaldson Company	432,500	26,507,925
Force Protection [a]	266,300	1,304,870
Foster (L.B.) Company Cl. A	29,000	1,250,190
FreightCar America [a]	66,600	2,165,166
Gardner Denver	138,105	10,776,333
Gorman-Rupp Company	39,787	1,567,210
Graco	605,449	27,541,875
Graham Corporation	155,448	3,721,425
Hurco Companies [a]	55,182	1,683,051
IDEX Corporation	343,500	14,993,775
Industrea	709,300	1,027,130
Kaydon Corporation	148,400	5,815,796
Kennametal	909,071	35,453,769
Lincoln Electric Holdings	359,890	27,322,849
Lindsay Corporation	10,300	813,906
Nordson Corporation	472,032	54,312,002
RBC Bearings [a]	397,400	15,192,602
Robbins & Myers	240,486	11,059,951
Sun Hydraulics	356,000	15,343,600
Tennant Company	719,300	30,239,372
Valmont Industries	204,500	21,343,665
WABCO Holdings [a]	494,200	30,462,488
Wabtec Corporation	411,900	27,939,177

		418,067,530

Marine - 0.5%
Kirby Corporation [a]	619,045	35,465,088

Professional Services - 2.6%
Advisory Board (The) [a]	653,379	33,649,018
Barrett Business Services	146,200	2,347,972
Corporate Executive Board	619,700	25,017,289
CRA International [a,c]	580,643	16,739,938
Equifax	20,350	790,597
Exponent [a]	323,893	14,448,867
FTI Consulting [a]	206,600	7,918,978
GP Strategies [a]	30,000	408,000
Korn/Ferry International [a]	50,000	1,113,500
LECG Corporation [a,b]	1,054,448	212,577
Manpower	456,800	28,723,584
Navigant Consulting [a]	10,000	99,900
On Assignment [a]	85,000	804,100
Robert Half International	402,500	12,316,500
Towers Watson & Company Cl. A	393,100	21,801,326
TrueBlue [a]	273,200	4,587,028

		170,979,174

Road & Rail - 1.1%
Arkansas Best	722,935	18,738,475
Landstar System	800,900	36,585,112
Patriot Transportation Holding [a]	254,400	6,805,200
Universal Truckload Services [a]	698,243	12,044,692

		74,173,479

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies	472,000	15,698,720
GATX Corporation	13,920	538,147
Houston Wire & Cable	22,700	331,874
MSC Industrial Direct Cl. A	464,000	31,770,080

		48,338,821

Total		1,490,144,706

Information Technology – 18.0%
Communications Equipment - 1.2%
ADTRAN	788,515	33,480,347
Black Box	317,502	11,160,195
Cogo Group [a]	277,441	2,238,949
Comtech Telecommunications	329,486	8,955,429
Digi International [a]	388,644	4,104,081
Harmonic [a]	455,100	4,268,838
NETGEAR [a]	393,400	12,761,896
Plantronics	15,700	574,934
Tekelec [a]	162,700	1,321,124
Tellabs	614,900	3,222,076

		82,087,869

Computers & Peripherals - 1.2%
ADPT Corporation [a,d]	280,000	812,000
Diebold	651,000	23,084,460
Intermec [a]	28,000	302,120
Lexmark International Cl. A [a]	349,000	12,926,960
Logitech International [a,b]	607,100	11,006,723
Novatel Wireless [a]	85,100	464,646
Rimage Corporation [c]	645,314	10,421,821
STEC [a,b]	22,000	441,980
Stratasys [a]	209,335	9,838,745
Super Micro Computer [a]	534,502	8,573,412
Western Digital [a]	57,300	2,136,717

		80,009,584

Electronic Equipment, Instruments & Components - 5.7%
Anixter International	44,820	3,132,470
Arrow Electronics [a]	292,900	12,266,652
Avnet [a]	25,700	876,113
AVX Corporation	1,542,721	23,001,970
Benchmark Electronics [a]	900,000	17,073,000
Celestica [a]	263,000	2,819,360
Cognex Corporation	888,835	25,109,589
Coherent [a]	699,600	40,653,756
DDi Corporation	654,787	6,921,099
Dolby Laboratories Cl. A [a]	244,250	12,019,542
Electro Rent	77,074	1,324,131
Fabrinet [a]	484,844	9,774,455
FARO Technologies [a]	12,100	484,000
FLIR Systems	754,800	26,123,628
Hollysys Automation Technologies [a,b]	45,755	608,542
Littelfuse	116,422	6,647,696
Mercury Computer Systems [a]	51,000	1,079,160
Molex	65,933	1,656,237
MTS Systems	148,774	6,776,656
Multi-Fineline Electronix [a]	433,625	12,236,898
Nam Tai Electronics	311,397	2,005,397
National Instruments	1,388,700	45,507,699
Newport Corporation [a]	300,069	5,350,230
Park Electrochemical	82,200	2,650,950
Plexus Corporation [a]	788,200	27,634,292
Pulse Electronics [c]	2,095,739	12,679,221
Rofin-Sinar Technologies [a]	948,273	37,456,783
Rogers Corporation [a]	20,000	901,200
ScanSource [a]	14,400	547,056
SMART Modular Technologies (WWH) [a]	316,400	2,458,428
Tech Data [a]	473,391	24,076,666
TTM Technologies [a]	300,000	5,448,000
Vishay Precision Group [a,b]	62,958	986,552

		378,287,428

Internet Software & Services - 0.1%
Monster Worldwide [a]	50,600	804,540
Support.com [a]	15,000	77,850
ValueClick [a]	281,000	4,063,260

		4,945,650

IT Services - 4.1%
Convergys Corporation [a]	86,000	1,234,960
Fiserv [a]	19,900	1,248,128
Forrester Research	298,200	11,418,078
Gartner [a]	704,000	29,335,680
Integral Systems [a]	162,548	1,978,209
ManTech International Cl. A [a]	944,106	40,030,094
MAXIMUS	648,832	52,665,694
MoneyGram International [a]	2,313,400	7,934,962
NCI Cl. A [a]	656,610	16,001,586
Sapient Corporation [a]	1,880,000	21,526,000
SRA International Cl. A [a]	1,212,505	34,386,642
Syntel	358,200	18,708,786
Teradata Corporation [a]	100,000	5,070,000
Total System Services	1,790,600	32,266,612
Virtusa Corporation [a]	16,025	300,148
Yucheng Technologies [a,b]	354,163	1,420,194

		275,525,773

Office Electronics - 0.0%
Zebra Technologies Cl. A [a]	53,625	2,104,245

Semiconductors & Semiconductor Equipment - 3.6%
Aixtron ADR	113,400	4,975,992
Analog Devices	12,900	508,002
Cabot Microelectronics [a]	291,876	15,250,521
Cirrus Logic [a]	1,501,900	31,584,957
Cymer [a]	107,500	6,082,350
Diodes [a]	1,133,700	38,613,822
Energy Conversion Devices [a,b]	478,200	1,080,732
Exar Corporation [a]	824,441	4,963,135
Fairchild Semiconductor International [a]	1,191,300	21,681,660
Himax Technologies ADR	393,532	932,671
Integrated Silicon Solution [a]	477,800	4,429,206
International Rectifier [a]	786,250	25,993,425
IXYS Corporation [a]	335,805	4,509,861
MEMC Electronic Materials [a]	200,000	2,592,000
Micrel	1,099,000	14,814,520
MKS Instruments	862,028	28,705,532
OmniVision Technologies [a]	301,700	10,719,401
Rudolph Technologies [a]	71,100	777,834
Supertex [a]	334,000	7,441,520
Teradyne [a]	195,350	3,479,183
Ultra Clean Holdings [a]	790,034	8,168,952
Varian Semiconductor Equipment Associates [a]	43,600	2,122,012

		239,427,288

Software - 2.1%
ACI Worldwide [a]	427,600	14,025,280
Actuate Corporation [a]	507,900	2,641,080
American Software Cl. A	191,800	1,415,484
ANSYS [a]	603,400	32,698,246
Blackbaud	689,291	18,776,287
Blackboard [a,b]	335,000	12,140,400
FactSet Research Systems	160,900	16,851,057
Fair Isaac	506,900	16,023,109
Manhattan Associates [a]	440,000	14,396,800
NetScout Systems [a]	71,400	1,950,648
Pervasive Software [a,c]	1,461,500	9,762,820

		140,681,211

Total		1,203,069,048

Materials – 7.1%
Chemicals - 1.1%
Balchem Corporation	266,237	9,989,212
Cabot Corporation	434,100	20,094,489
Calgon Carbon [a]	50,000	794,000
Innospec [a]	50,078	1,599,491
Intrepid Potash [a]	363,706	12,664,243
KMG Chemicals	87,826	1,726,659
Lubrizol Corporation (The)	7,710	1,032,832
Neo Material Technologies [a]	65,000	625,529
Olin Corporation	34,800	797,616
OM Group [a]	30,400	1,110,816
Schulman (A.)	17,300	427,656
Sensient Technologies	50,000	1,792,000
Westlake Chemical	353,000	19,838,600

		72,493,143

Construction Materials - 0.1%
Ash Grove Cement [d]	50,018	8,403,024

Containers & Packaging - 0.7%
AptarGroup	221,700	11,113,821
Greif Cl. A	560,428	36,657,595

		47,771,416

Metals & Mining - 5.2%
Agnico-Eagle Mines	329,000	21,829,150
Allegheny Technologies	284,700	19,279,884
Carpenter Technology	117,500	5,018,425
Castle (A.M.) & Co. [a]	98,900	1,867,232
Centamin Egypt [a]	200,000	433,213
Cliffs Natural Resources	30,000	2,948,400
Commercial Metals	238,700	4,122,349
Eldorado Gold	1,889,400	30,721,644
Franco-Nevada Corporation	300,000	11,012,893
Fresnillo	32,000	792,090
Globe Specialty Metals	13,100	298,156
Haynes International	196,015	10,869,032
Hecla Mining [a]	2,049,000	18,604,920
Hochschild Mining	305,900	3,162,720
Horsehead Holding Corporation [a]	164,500	2,804,725
Ivanhoe Mines [a,b]	914,700	25,117,662
Major Drilling Group International	338,700	5,753,882
Metals USA [a]	25,000	409,250
Olympic Steel	155,000	5,085,550
Pan American Silver	636,800	23,644,384
Randgold Resources ADR [a]	106,700	8,700,318
Reliance Steel & Aluminum	728,300	42,081,174
Schnitzer Steel Industries Cl. A	347,210	22,572,122
Seabridge Gold [a,b]	377,000	11,996,140
Silver Standard Resources [a]	689,000	21,620,820
Sims Metal Management ADR	1,063,380	19,300,347
Sprott Resource [a]	2,775,600	15,373,876
Steel Dynamics	380,521	7,142,379
Universal Stainless & Alloy Products [a]	50,000	1,686,500
Worthington Industries	80,000	1,673,600

		345,922,837

Total		474,590,420

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network	6,200	230,578
Neutral Tandem [a]	72,500	1,069,375
Premiere Global Services [a]	516,500	3,935,730

Total		5,235,683

Utilities – 0.6%
Gas Utilities - 0.6%
Energen Corporation	560,111	35,354,206
UGI Corporation	30,100	990,290

		36,344,496

Independent Power Producers & Energy Traders - 0.0%
GenOn Energy [a]	100,000	381,000

Total		36,725,496

Miscellaneous [e] – 0.2%
Total		14,900,258

TOTAL COMMON STOCKS
(Cost $4,446,284,722)		6,320,862,800

	PRINCIPAL AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00% due 12/31/15
(Cost $464,640)	$464,600	304,266

REPURCHASE AGREEMENT – 5.2%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $349,044,388 (collateralized by obligations of various U.S. Government Agencies, 0.85%-6.00% due 5/4/11-5/16/11, valued at $357,774,500) (Cost $349,044,000)		349,044,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.009864%)
(Cost $33,498,878)		33,498,878

TOTAL INVESTMENTS – 100.5%
(Cost $4,829,292,240)		6,703,709,944

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(33,721,544)

NET ASSETS – 100.0%		$6,669,988,400

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.5%

Consumer Discretionary – 10.9%
Auto Components - 1.4%
Drew Industries	497,100	$11,100,243
Fuel Systems Solutions [a,b]	199,800	6,029,964
Motorcar Parts of America [a]	365,787	5,113,702

		22,243,909

Diversified Consumer Services - 0.6%
ChinaCast Education [a,b]	778,200	4,894,878
Kroton Educacional (Units) [a]	355,700	4,583,914

		9,478,792

Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick’s Seafood Restaurants [a]	551,899	3,984,711
Multimedia Games [a]	370,018	2,120,203

		6,104,914

Household Durables - 1.3%
AS Creation Tapeten	88,300	3,747,904
Cavco Industries [a]	302,378	13,655,391
CSS Industries	140,700	2,652,195

		20,055,490

Internet & Catalog Retail - 0.8%
GS Home Shopping	50,000	6,217,239
Manutan International	74,300	5,349,134
Vitacost.com [a,b,f]	379,400	478,044

		12,044,417

Leisure Equipment & Products - 0.7%
Arctic Cat [a]	401,127	6,237,525
Piscines Desjoyaux	421,600	4,182,439

		10,419,964

Media - 0.2%
Rentrak Corporation [a]	80,502	2,167,114
Saraiva SA Livreiros Editores	55,000	1,273,390

		3,440,504

Specialty Retail - 3.4%
Buckle (The)	161,275	6,515,510
Cato Corporation (The) Cl. A	243,250	5,959,625
Jos. A. Bank Clothiers [a]	178,080	9,060,710
Kirkland’s [a]	771,760	11,915,975
Lewis Group	420,000	4,625,277
Luk Fook Holdings (International)	3,100,000	9,186,159
Stein Mart	637,081	6,440,889

		53,704,145

Textiles, Apparel & Luxury Goods - 2.1%
LaCrosse Footwear [c]	532,669	9,763,823
True Religion Apparel [a]	198,300	4,654,101
Van De Velde	61,008	3,440,263
Volcom	856,440	15,869,833

		33,728,020

Total		171,220,155

Consumer Staples – 2.3%
Food Products - 2.0%
Asian Citrus Holdings	8,199,900	9,065,846
Binggrae	90,000	5,316,560
BioExx Specialty Proteins [a]	1,209,800	2,271,105
Harbinger Group [a]	316,649	1,649,741
Sipef	77,500	7,678,422
Super Group	5,357,000	5,482,372

		31,464,046

Household Products - 0.1%
Jyothy Laboratories	222,000	1,095,190

Personal Products - 0.2%
Nutraceutical International [a]	265,100	3,971,198

Total		36,530,434

Energy – 8.6%
Energy Equipment & Services - 7.4%
Cal Dive International [a]	613,937	4,285,280
Canadian Energy Services & Technology	391,200	13,783,798
Dawson Geophysical [a]	236,733	10,387,844
Gasfrac Energy Services [a]	395,000	5,072,460
Geodrill [a]	1,141,600	3,709,170
Gulf Island Fabrication	360,644	11,601,917
Lamprell	2,655,056	15,013,816
OYO Geospace [a]	95,325	9,397,139
Tesco Corporation [a]	570,800	12,529,060
TGC Industries [a,c]	1,153,067	8,959,331
Total Energy Services	933,200	15,988,089
Union Drilling [a]	626,605	6,422,701

		117,150,605

Oil, Gas & Consumable Fuels - 1.2%
Gastar Exploration [a]	519,611	2,525,310
Gran Tierra Energy [a]	916,700	7,397,769
Triangle Petroleum [a]	595,637	4,943,787
Uranium Resources [a,b]	1,605,504	3,339,448

		18,206,314

Total		135,356,919

Financials – 6.4%
Capital Markets - 2.6%
CapMan Cl. B	1,450,000	3,287,903
FBR Capital Markets [a]	983,171	3,519,752
Gluskin Sheff + Associates	360,000	8,132,027
GMP Capital	403,800	6,568,258
INTL FCStone [a]	315,091	8,009,613
Sanders Morris Harris Group	780,000	6,247,800
U.S. Global Investors Cl. A	166,000	1,346,260
Westwood Holdings Group	92,772	3,734,073

		40,845,686

Commercial Banks - 0.7%
Bancorp (The) [a]	373,567	3,448,023
BCB Holdings [a]	2,760,860	3,388,162
Pacific Continental	356,897	3,636,780

		10,472,965

Diversified Financial Services - 0.5%
Hellenic Exchanges	501,000	4,402,105
World Energy Solutions [a,b,c]	709,900	2,946,085

		7,348,190

Insurance - 1.6%
American Safety Insurance Holdings [a]	291,300	6,242,559
Argo Group International Holdings	103,605	3,423,109
eHealth [a,b]	743,157	9,883,988
Navigators Group [a]	75,900	3,908,850
United Fire & Casualty	100,000	2,021,000

		25,479,506

Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings [a]	1,080,423	11,733,394
Syswin ADR [a,b]	731,500	4,586,505

		16,319,899

Total		100,466,246

Health Care – 10.4%
Biotechnology - 1.4%
Codexis [a]	40,363	478,705
Dyax Corporation [a]	1,163,784	1,873,692
Lexicon Pharmaceuticals [a]	2,567,791	4,313,889
Orchid Cellmark [a]	1,461,322	2,966,484
Sinovac Biotech [a]	880,300	3,987,759
3SBio ADR [a]	184,400	3,188,276
Zogenix [a]	940,700	4,703,500

		21,512,305

Health Care Equipment & Supplies - 4.7%
Anika Therapeutics [a]	403,335	3,613,882
Cerus Corporation [a,b]	862,700	2,493,203
CryoLife [a]	563,595	3,437,929
Cynosure Cl. A [a]	447,000	6,208,830
Exactech [a]	336,378	5,903,434
Kensey Nash [a]	209,868	5,227,812
Merit Medical Systems [a]	636,032	12,478,948
Neogen Corporation [a]	118,085	4,886,357
Solta Medical [a]	1,108,077	3,656,654
STRATEC Biomedical Systems	60,000	2,397,901
SurModics [a]	388,454	4,855,675
Syneron Medical [a]	927,674	12,096,869
TomoTherapy [a]	422,303	1,929,925
Young Innovations	167,194	5,249,892

		74,437,311

Health Care Providers & Services - 1.6%
CorVel Corporation [a]	123,157	6,549,489
IPC The Hospitalist [a]	118,200	5,367,462
PDI [a,c]	1,015,694	8,237,278
U.S. Physical Therapy	231,840	5,179,306

		25,333,535

Health Care Technology - 0.6%
Transcend Services [a]	396,537	9,516,888

Life Sciences Tools & Services - 1.0%
BioClinica [a]	569,400	2,960,880
EPS	3,764	8,810,421
Furiex Pharmaceuticals [a]	216,932	3,661,812

		15,433,113

Pharmaceuticals - 1.1%
Bukwang Pharmaceutical	439,000	5,162,587
Unichem Laboratories	619,700	2,647,222
Vetoquinol	222,050	9,547,668

		17,357,477

Total		163,590,629

Industrials – 18.8%
Aerospace & Defense - 0.4%
Ducommun	295,227	7,055,925

Building Products - 1.0%
AAON	293,269	9,648,550
Sung Kwang Bend	260,000	3,910,844
WaterFurnace Renewable Energy	68,000	1,708,592

		15,267,986

Commercial Services & Supplies - 1.5%
Courier Corporation	259,632	3,624,463
Ennis	435,551	7,417,434
Heritage-Crystal Clean [a,c]	847,033	12,070,220

		23,112,117

Construction & Engineering - 1.3%
Layne Christensen [a]	179,000	6,175,500
Severfield-Rowen	750,000	3,188,346
Sterling Construction [a]	619,386	10,455,235

		19,819,081

Electrical Equipment - 2.6%
Fushi Copperweld [a]	1,050,081	8,421,650
Global Power Equipment Group [a,b]	289,100	7,950,250
Graphite India	2,382,200	4,983,950
LaBarge [a]	324,572	5,744,924
LSI Industries	971,936	7,036,817
Voltamp Transformers [c]	524,000	6,486,108

		40,623,699

Machinery - 6.8%
Burckhardt Compression Holding	53,500	16,847,986
Foster (L.B.) Company Cl. A	240,426	10,364,765
FreightCar America [a]	357,209	11,612,864
Gorman-Rupp Company	76,477	3,012,429
Graham Corporation [c]	590,654	14,140,257
Kadant [a]	307,651	8,057,380
Key Technology [a,c]	444,814	8,989,691
Pfeiffer Vacuum Technology	68,000	9,538,659
RBC Bearings [a]	212,821	8,136,147
Semperit AG Holding	268,100	15,595,095

		106,295,273

Marine - 0.7%
Baltic Trading	390,700	3,563,184
Euroseas	1,511,643	7,301,236

		10,864,420

Professional Services - 2.6%
Begbies Traynor	1,959,000	1,406,325
CRA International [a]	366,283	10,559,939
eClerx Services	170,000	2,458,796
Exponent [a]	239,608	10,688,913
GP Strategies [a,c]	1,123,840	15,284,224

		40,398,197

Road & Rail - 1.6%
Marten Transport	661,219	14,745,183
Patriot Transportation Holding [a]	415,869	11,124,496

		25,869,679

Trading Companies & Distributors - 0.3%
Cervus Equipment	90,300	1,504,224
Houston Wire & Cable	277,200	4,052,664

		5,556,888

Total		294,863,265

Information Technology – 12.6%
Communications Equipment - 2.5%
Anaren [a]	718,187	14,435,559
BigBand Networks [a]	1,324,875	3,378,431
Digi International [a]	530,400	5,601,024
KVH Industries [a]	529,800	8,010,576
Parrot [a]	122,600	4,395,841
Sierra Wireless [a,b]	352,600	3,853,918

		39,675,349

Computers & Peripherals - 1.1%
Novatel Wireless [a]	753,900	4,116,294
Super Micro Computer [a]	367,021	5,887,017
Xyratex [a]	619,700	6,928,246

		16,931,557

Electronic Equipment, Instruments & Components - 2.8%
Diploma	1,041,500	5,346,475
Domino Printing Sciences	317,600	3,212,358
Electro Rent	262,000	4,501,160
Fabrinet [a]	269,531	5,433,745
Inficon Holding	15,700	3,290,419
SMART Modular Technologies (WWH) [a]	1,989,168	15,455,835
Vaisala Cl. A	214,000	6,981,521

		44,221,513

Internet Software & Services - 0.9%
CryptoLogic [a,b,c]	751,575	1,240,099
Envestnet [a]	283,200	3,806,208
Meetic	186,800	4,090,122
Neurones	350,000	4,315,372

		13,451,801

IT Services - 0.2%
Forrester Research	78,800	3,017,252

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries [a]	248,036	4,055,389
ATMI [a]	519,800	9,813,824
AXT [a]	1,178,661	8,450,999
GSI Technology [a]	410,539	3,731,800
Integrated Silicon Solution [a]	873,100	8,093,637
Mindspeed Technologies [a,b]	457,200	3,867,912
Rubicon Technology [a]	134,800	3,731,264
Rudolph Technologies [a]	568,800	6,222,672
Sigma Designs [a]	735,875	9,529,581
Supertex [a]	259,200	5,774,976

		63,272,054

Software - 1.1%
PROS Holdings [a]	252,691	3,681,708
Smith Micro Software [a]	788,300	7,378,488
VASCO Data Security International [a]	516,039	7,085,215

		18,145,411

Total		198,714,937

Materials – 15.4%
Chemicals - 1.0%
Huchems Fine Chemical	300,000	6,864,488
Societe Internationale de Plantations d’Heveas	40,875	5,048,428
Victrex	150,000	3,248,503

		15,161,419

Construction Materials - 0.1%
Polaris Minerals [a]	1,160,800	1,436,782

Metals & Mining - 14.3%
Alamos Gold	488,900	7,735,664
Allied Nevada Gold [a]	466,700	16,558,516
Bear Creek Mining [a]	596,300	6,242,852
Castle (A.M.) & Co. [a]	467,953	8,834,952
Eldorado Gold	286,800	4,663,368
Endeavour Mining [a,b]	1,971,000	5,285,817
Endeavour Silver [a]	1,331,400	13,074,348
Entree Gold [a,b]	1,901,000	5,950,130
Fronteer Gold [a]	645,500	9,727,685
Gammon Gold [a]	398,586	4,165,224
Great Basin Gold [a]	2,648,600	6,966,405
Horsehead Holding Corporation [a]	974,274	16,611,372
Imdex	3,187,865	6,924,471
International Tower Hill Mines [a]	569,500	5,712,085
Keegan Resources [a]	775,400	6,758,257
Lumina Copper [a,b]	1,367,400	9,816,507
Olympic Steel	477,000	15,650,370
Phoscan Chemical [a]	2,968,200	1,745,100
Quaterra Resources [a,b]	1,885,000	3,091,438
Richmont Mines [a]	770,900	5,134,194
Silvercorp Metals	1,124,800	16,388,336
Sprott Resource [a]	2,039,700	11,297,772
Synalloy Corporation	218,131	2,807,346
Torex Gold Resources [a]	2,091,000	3,925,343
Universal Stainless & Alloy Products [a]	245,941	8,295,590
US Gold [a]	1,684,404	14,873,287
Western Copper [a]	1,471,000	4,854,300
Wildcat Silver [a,b]	1,277,600	2,740,452

		225,831,181

Total		242,429,382

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network	283,600	10,547,084
Neutral Tandem [a]	362,989	5,354,088

Total		15,901,172

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Magma Energy [a]	2,798,700	3,319,757

Total		3,319,757

Miscellaneous [e] – 1.9%
Total		30,257,815

TOTAL COMMON STOCKS
(Cost $978,144,038)		1,392,650,711

REPURCHASE AGREEMENT – 10.8%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $168,947,188 (collateralized by obligations of various U.S. Government Agencies, 0.56%-4.68% due 6/7/11-6/21/11, valued at $173,175,200) (Cost $168,947,000)		168,947,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.0%
U.S. Treasury Bonds
3.875% due 8/15/40	$17,850	17,944
U.S. Treasury Notes
1.375%-4.625%
due 8/31/11-5/31/15	713,298	715,069
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.009864%)		15,474,473

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $16,207,486)		16,207,486

TOTAL INVESTMENTS – 100.3%
(Cost $1,163,298,524)		1,577,805,197

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(4,512,094)

NET ASSETS – 100.0%		$1,573,293,103

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.8%

Consumer Discretionary – 12.9%
Automobiles - 1.9%
Thor Industries [c]	4,389,757	$146,486,191

Distributors - 0.5%
Pool Corporation	1,511,400	36,439,854

Diversified Consumer Services - 2.6%
Sotheby’s	2,281,294	119,996,064
Strayer Education	602,546	78,626,228

		198,622,292

Media - 1.0%
Morningstar	1,333,206	77,832,566

Specialty Retail - 0.9%
Buckle (The)	1,663,536	67,206,854

Textiles, Apparel & Luxury Goods - 6.0%
Columbia Sportswear	856,600	50,899,172
Fossil [a]	1,673,944	156,764,856
Polo Ralph Lauren Cl. A	1,029,800	127,334,770
Timberland Company (The) Cl. A [a,c]	3,032,279	125,202,800

		460,201,598

Total		986,789,355

Consumer Staples – 3.4%
Food Products - 1.9%
Cal-Maine Foods [c]	1,762,686	51,999,237
Sanderson Farms [c]	2,074,791	95,274,403

		147,273,640

Personal Products - 1.5%
Nu Skin Enterprises Cl. A [c]	4,031,500	115,905,625

Total		263,179,265

Energy – 6.9%
Energy Equipment & Services - 6.9%
Ensign Energy Services	7,103,000	133,781,106
Pason Systems	3,778,500	61,383,574
Trican Well Service	6,841,100	154,462,796
Unit Corporation [a,c]	2,896,073	179,411,722

Total		529,039,198

Financials – 11.8%
Capital Markets - 5.1%
Affiliated Managers Group [a]	500,000	54,685,000
Artio Global Investors Cl. A	1,966,645	31,780,983
Federated Investors Cl. B	3,194,300	85,447,525
Knight Capital Group Cl. A [a]	4,667,200	62,540,480
Partners Group Holding	316,613	60,530,477
Stifel Financial [a]	1,349,725	96,896,758

		391,881,223

Diversified Financial Services - 1.2%
TMX Group	2,372,900	95,013,902

Insurance - 2.9%
Alleghany Corporation [a]	354,525	117,340,843
ProAssurance Corporation [a,c]	1,633,449	103,511,663

		220,852,506

Real Estate Management & Development - 2.6%
Jones Lang LaSalle	1,169,700	116,665,878
St. Joe Company (The) [a,b]	3,163,074	79,298,265

		195,964,143

Total		903,711,774

Health Care – 6.3%
Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories [a]	1,536,500	118,648,530

Life Sciences Tools & Services - 2.1%
Dionex Corporation [a,c]	1,044,100	123,256,005
PerkinElmer	1,523,500	40,022,345

		163,278,350

Pharmaceuticals - 2.6%
Endo Pharmaceuticals Holdings [a]	3,009,250	114,832,980
Perrigo Company	1,034,600	82,271,392

		197,104,372

Total		479,031,252

Industrials – 20.7%
Air Freight & Logistics - 0.5%
UTi Worldwide	1,999,700	40,473,928

Building Products - 1.8%
Armstrong World Industries	845,170	39,106,016
Simpson Manufacturing [c]	3,387,886	99,807,121

		138,913,137

Commercial Services & Supplies - 2.3%
Copart [a]	1,267,400	54,916,442
Ritchie Bros. Auctioneers	4,161,250	117,139,188

		172,055,630

Construction & Engineering - 0.6%
EMCOR Group [a]	1,588,800	49,205,136

Electrical Equipment - 3.2%
GrafTech International [a]	5,499,876	113,462,442
Woodward [c]	3,841,024	132,745,789

		246,208,231

Machinery - 9.1%
Gardner Denver	1,790,968	139,749,233
Kennametal	1,563,500	60,976,500
Lincoln Electric Holdings [c]	2,512,497	190,748,772
Rational	329,966	78,561,440
Semperit AG Holding [c]	1,382,763	80,433,872
Valmont Industries	611,202	63,791,153
Wabtec Corporation	1,233,237	83,650,466

		697,911,436

Marine - 1.0%
Kirby Corporation [a]	1,273,635	72,966,549

Professional Services - 0.5%
Towers Watson & Company Cl. A	741,011	41,096,470

Road & Rail - 0.8%
Landstar System	1,250,300	57,113,704

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Cl. A	952,284	65,202,886

Total		1,581,147,107

Information Technology – 14.5%
Communications Equipment - 1.2%
ADTRAN	2,185,434	92,793,528

Electronic Equipment, Instruments & Components - 3.4%
Benchmark Electronics [a]	2,320,000	44,010,400
Cognex Corporation [c]	2,957,717	83,555,505
National Instruments	4,096,201	134,232,507

		261,798,412

IT Services - 3.3%
Gartner [a]	4,607,100	191,977,857
Jack Henry & Associates	1,841,640	62,413,179

		254,391,036

Office Electronics - 0.9%
Zebra Technologies Cl. A [a]	1,706,500	66,963,060

Semiconductors & Semiconductor Equipment - 4.9%
Cabot Microelectronics [a,c]	2,136,191	111,615,980
MKS Instruments [c]	2,941,910	97,965,603
Varian Semiconductor Equipment Associates [a]	3,343,121	162,709,699

		372,291,282

Software - 0.8%
Fair Isaac	1,832,600	57,928,486

Total		1,106,165,804

Materials – 11.8%
Chemicals - 2.0%
Westlake Chemical	2,655,781	149,254,892

Metals & Mining - 9.8%
Pan American Silver	4,815,044	178,782,584
Reliance Steel & Aluminum	2,419,800	139,816,044
Schnitzer Steel Industries Cl. A [c]	2,108,038	137,043,550
Seabridge Gold [a,b,c]	2,803,900	89,220,098
Silver Standard Resources [a]	3,821,999	119,934,329
Sims Metal Management ADR	4,859,714	88,203,809

		753,000,414

Total		902,255,306

Miscellaneous [e] – 0.5%
Total		40,110,140

TOTAL COMMON STOCKS
(Cost $3,853,284,671)		6,791,429,201

REPURCHASE AGREEMENT – 11.2%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $854,542,950 (collateralized by obligations of various U.S. Government Agencies, due 8/15/11-9/22/11, valued at $875,908,068) (Cost $854,542,000)		854,542,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.0%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $75,215,431)		75,215,431

TOTAL INVESTMENTS – 101.0%
(Cost $4,783,042,102)		7,721,186,632

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(76,191,783)

NET ASSETS – 100.0%		$7,644,994,849

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.8%

Consumer Discretionary – 8.8%
Automobiles - 0.8%
Thor Industries	889,753	$29,691,058
Winnebago Industries [a]	1,070,535	14,313,053

		44,004,111

Diversified Consumer Services - 1.0%
Corinthian Colleges [a,b,c]	5,739,200	25,367,264
Universal Technical Institute [c]	1,280,679	24,909,207

		50,276,471

Hotels, Restaurants & Leisure - 0.0%
REXLot Holdings	20,000,000	2,211,209

Household Durables - 0.5%
Helen of Troy [a]	801,996	23,578,682

Internet & Catalog Retail - 0.6%
NutriSystem [c]	1,975,690	28,627,748

Leisure Equipment & Products - 0.4%
Callaway Golf	1,600,066	10,912,450
RC2 Corporation [a]	350,062	9,836,742

		20,749,192

Media - 0.1%
Pico Far East Holdings	30,000,000	5,746,572

Specialty Retail - 2.5%
Buckle (The)	704,575	28,464,830
Cato Corporation (The) Cl. A	597,350	14,635,075
Charming Shoppes [a]	2,423,428	10,323,803
Chico’s FAS	956,000	14,244,400
Lewis Group	1,543,747	17,000,614
Luk Fook Holdings (International)	2,942,800	8,720,332
Men’s Wearhouse (The)	856,700	23,182,302
Williams-Sonoma	390,405	15,811,403

		132,382,759

Textiles, Apparel & Luxury Goods - 2.9%
Fossil [a]	539,650	50,538,222
Gildan Activewear	481,700	15,785,309
K-Swiss Cl. A [a]	852,000	9,602,040
Timberland Company (The) Cl. A [a]	1,801,382	74,379,063

		150,304,634

Total		457,881,378

Consumer Staples – 2.7%
Food Products - 1.6%
Asian Citrus Holdings	14,918,000	16,493,408
Charoen Pokphand Indonesia [a]	22,425,000	5,215,116
Darling International [a]	1,199,105	18,430,244
Imperial Sugar [c]	813,740	10,855,292
Industrias Bachoco ADR	1,137,495	31,542,736

		82,536,796

Personal Products - 1.1%
Nu Skin Enterprises Cl. A	2,051,000	58,966,250

Total		141,503,046

Energy – 11.5%
Energy Equipment & Services - 10.9%
Calfrac Well Services	1,756,100	56,604,565
Ensign Energy Services	3,154,100	59,405,741
Global Industries [a]	1,236,950	12,109,741
Lamprell	9,312,946	52,662,866
Oil States International [a,b]	706,200	53,770,068
Pason Systems	2,250,700	36,563,718
RPC	855,846	21,670,021
Tesco Corporation [a,c]	3,263,005	71,622,960
TGS-NOPEC Geophysical	910,000	24,419,149
Total Energy Services [c]	1,966,700	33,694,572
Trican Well Service	4,113,800	92,884,046
Unit Corporation [a]	878,400	54,416,880

		569,824,327

Oil, Gas & Consumable Fuels - 0.6%
Denison Mines [a,b]	2,250,800	5,356,904
SM Energy	328,000	24,334,320

		29,691,224

Total		599,515,551

Financials – 11.0%
Capital Markets - 6.1%
Artio Global Investors Cl. A	1,976,537	31,940,838
Ashmore Group	4,080,363	21,692,499
CapMan Cl. B	2,918,978	6,618,838
Close Brothers Group	1,000,000	13,555,483
Deutsche Beteiligungs	409,995	11,821,354
Duff & Phelps Cl. A	1,254,900	20,053,302
Egyptian Financial Group-Hermes Holding	3,000,000	11,054,619
Federated Investors Cl. B	1,199,700	32,091,975
Jefferies Group	198,200	4,943,108
Jupiter Fund Management	2,893,115	13,338,615
Knight Capital Group Cl. A [a]	2,899,500	38,853,300
Sprott	5,568,400	52,094,264
Stifel Financial [a]	154,745	11,109,143
U.S. Global Investors Cl. A	661,751	5,366,801
Value Partners Group	46,010,900	43,475,984

		318,010,123

Commercial Banks - 0.3%
Popular [a]	5,000,000	14,550,000

Diversified Financial Services - 1.0%
KKR Financial Holdings LLC	2,313,430	22,648,480
MarketAxess Holdings	601,985	14,568,037
TMX Group	470,500	18,839,412

		56,055,929

Insurance - 2.4%
Argo Group International Holdings	521,897	17,243,477
Aspen Insurance Holdings	553,000	15,240,680
Brown & Brown	850,000	21,930,000
Greenlight Capital Re Cl. A [a]	573,812	16,187,236
Montpelier Re Holdings	572,500	10,116,075
Validus Holdings	1,361,140	45,366,796

		126,084,264

Real Estate Management & Development - 1.2%
E-House China Holdings ADR	1,945,504	22,859,672
Kennedy-Wilson Holdings [a,b,c]	2,894,994	31,439,635
Syswin ADR [a,b]	1,355,866	8,501,280

		62,800,587

Total		577,500,903

Health Care – 5.6%
Biotechnology - 1.3%
Emergent Biosolutions [a]	887,900	21,451,664
Lexicon Pharmaceuticals [a]	2,027,300	3,405,864
Maxygen	690,200	3,589,040
Myriad Genetics [a]	1,303,400	26,263,510
Sino Biopharmaceutical	15,950,000	5,946,481
Sinovac Biotech [a]	1,749,629	7,925,819

		68,582,378

Health Care Equipment & Supplies - 1.2%
Carl Zeiss Meditec	1,777,800	37,540,507
CONMED Corporation [a]	205,500	5,400,540
Medical Action Industries [a]	394,250	3,311,700
Nihon Kohden	342,000	7,446,045
Thoratec Corporation [a]	350,000	9,075,500

		62,774,292

Health Care Providers & Services - 0.5%
Cross Country Healthcare [a,c]	2,464,866	19,299,901
OdontoPrev	500,000	8,170,765

		27,470,666

Life Sciences Tools & Services - 0.5%
Caliper Life Sciences [a,b]	2,009,729	13,585,768
eResearchTechnology [a]	1,686,250	11,415,913

		25,001,681

Pharmaceuticals - 2.1%
Adcock Ingram Holdings	2,071,000	17,005,772
Endo Pharmaceuticals Holdings [a]	1,834,200	69,993,072
Recordati	1,288,800	12,958,922
ViroPharma [a]	511,003	10,168,960

		110,126,726

Total		293,955,743

Industrials – 10.8%
Aerospace & Defense - 2.2%
Ceradyne [a]	1,080,967	48,729,992
HEICO Corporation Cl. A	1,501,953	67,557,846

		116,287,838

Building Products - 0.7%
AAON	471,250	15,504,125
WaterFurnace Renewable Energy [c]	849,500	21,344,838

		36,848,963

Commercial Services & Supplies - 0.8%
Copart [a]	311,795	13,510,078
Ennis	1,004,600	17,108,338
Moshi Moshi Hotline	730,000	13,629,358

		44,247,774

Construction & Engineering - 0.5%
Dycom Industries [a]	544,100	9,434,694
Raubex Group	5,279,971	14,243,824

		23,678,518

Electrical Equipment - 1.8%
GrafTech International [a]	3,857,800	79,586,414
Powell Industries [a]	314,848	12,417,605

		92,004,019

Machinery - 1.9%
Gardner Denver	305,618	23,847,373
Kennametal	1,224,500	47,755,500
Lincoln Electric Holdings	347,385	26,373,469

		97,976,342

Professional Services - 1.9%
CBIZ [a,b]	597,600	4,308,696
Exponent [a]	250,400	11,170,344
Kforce [a]	448,774	8,212,564
Korn/Ferry International [a]	1,754,663	39,076,345
TrueBlue [a,c]	2,315,491	38,877,094

		101,645,043

Road & Rail - 0.6%
Heartland Express	688,366	12,087,707
Universal Truckload Services [a]	387,561	6,685,427
Werner Enterprises	490,600	12,986,182

		31,759,316

Trading Companies & Distributors - 0.4%
Houston Wire & Cable [c]	1,591,200	23,263,344

Total		567,711,157

Information Technology – 17.7%
Communications Equipment - 2.8%
ADTRAN	983,900	41,776,394
Arris Group [a]	1,391,971	17,733,710
Harmonic [a]	2,022,500	18,971,050
KVH Industries [a,c]	1,100,200	16,635,024
NETGEAR [a]	1,242,800	40,316,432
PC-Tel [a,c]	1,195,592	9,170,191

		144,602,801

Computers & Peripherals - 1.3%
Avid Technology [a,b]	674,543	15,042,309
Novatel Wireless [a,c]	2,192,176	11,969,281
STEC [a,b]	1,162,400	23,352,616
Xyratex [a,c]	1,779,446	19,894,206

		70,258,412

Electronic Equipment, Instruments & Components - 1.6%
AVX Corporation	668,900	9,973,299
Cognex Corporation	427,738	12,083,598
Littelfuse	258,400	14,754,640
Methode Electronics	1,126,000	13,602,080
TTM Technologies [a]	1,875,035	34,050,636

		84,464,253

Internet Software & Services - 0.3%
ValueClick [a,b]	1,002,600	14,497,596

IT Services - 2.3%
Forrester Research	518,300	19,845,707
Integral Systems [a,c]	1,155,722	14,065,137
Jack Henry & Associates	197,100	6,679,719
MAXIMUS	246,891	20,040,142
SRA International Cl. A [a]	1,161,000	32,925,960
TeleTech Holdings [a]	1,413,600	27,395,568

		120,952,233

Semiconductors & Semiconductor Equipment - 9.1%
Advanced Energy Industries [a]	1,351,400	22,095,390
Aixtron ADR [b]	586,304	25,727,020
Brooks Automation [a]	2,633,582	36,159,081
Cirrus Logic [a]	678,400	14,266,752
Exar Corporation [a]	461,700	2,779,434
Fairchild Semiconductor International [a]	3,770,739	68,627,450
International Rectifier [a]	1,623,522	53,673,637
Lam Research [a]	343,800	19,479,708
Micrel	685,744	9,243,829
MKS Instruments	1,587,800	52,873,740
Novellus Systems [a]	650,000	24,134,500
OmniVision Technologies [a]	1,127,191	40,049,096
Sigma Designs [a,c]	2,007,658	25,999,171
Teradyne [a]	2,285,188	40,699,198
Varian Semiconductor Equipment Associates [a]	629,980	30,661,127
Verigy [a,b]	660,200	9,302,218

		475,771,351

Software - 0.3%
Aveva Group	445,000	11,528,979
THQ [a]	462,500	2,109,000

		13,637,979

Total		924,184,625

Materials – 20.2%
Chemicals - 2.1%
Intrepid Potash [a,b]	1,709,900	59,538,718
Schulman (A.)	421,190	10,411,817
Victrex	600,000	12,994,013
Westlake Chemical	464,800	26,121,760

		109,066,308

Construction Materials - 0.2%
Mardin Cimento Sanayii	2,160,000	11,079,434

Metals & Mining - 17.8%
Alamos Gold	4,123,400	65,242,863
Allied Nevada Gold [a]	2,880,550	102,201,914
Aquarius Platinum	2,053,000	11,382,063
Castle (A.M.) & Co. [a,c]	1,799,667	33,977,713
Centamin Egypt [a]	18,852,400	40,835,524
Endeavour Mining [a,b]	3,175,000	8,514,698
Fronteer Gold [a]	2,526,500	38,074,355
Gammon Gold [a,b]	2,497,500	26,098,875
Hecla Mining [a]	2,577,715	23,405,652
Hochschild Mining	5,448,900	56,336,523
Horsehead Holding Corporation [a]	1,849,035	31,526,047
Kingsgate Consolidated	1,100,000	9,887,349
Major Drilling Group International	2,582,400	43,870,168
Medusa Mining	3,386,300	24,518,329
Northam Platinum	2,040,000	13,268,293
Olympic Steel	510,800	16,759,348
Orbit Garant Drilling [a]	1,155,500	6,376,405
Pan American Silver	2,163,053	80,314,158
Pretium Resources [a,c]	4,407,000	45,092,769
Reliance Steel & Aluminum	180,000	10,400,400
Schnitzer Steel Industries Cl. A	177,100	11,513,271
Seabridge Gold [a,b]	1,111,783	35,376,935
Silver Standard Resources [a]	2,299,400	72,155,172
Silvercorp Metals	2,860,400	41,676,028
Sims Metal Management ADR	2,318,950	42,088,943
Sprott Resource [a,b]	2,980,100	16,506,589
Tahoe Resources [a]	650,000	13,140,794
US Gold [a,b]	1,500,000	13,245,000

		933,786,178

Paper & Forest Products - 0.1%
China Forestry Holdings [f]	23,300,000	4,860,064

Total		1,058,791,984

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
Citic Telecom International Holdings	19,837,000	6,375,546
Neutral Tandem [a]	1,596,500	23,548,375

Total		29,923,921

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Magma Energy [a]	9,732,900	11,544,956

Total		11,544,956

Miscellaneous [e] – 0.7%
Total		35,341,836

TOTAL COMMON STOCKS
(Cost $2,959,169,226)		4,697,855,100

REPURCHASE AGREEMENT – 10.3%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $538,215,598 (collateralized by obligations of various U.S. Government Agencies, due 5/2/11-5/4/11, valued at $551,675,000) (Cost $538,215,000)		538,215,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.009864%)
(Cost $60,108,229)		60,108,229

TOTAL INVESTMENTS – 101.2%
(Cost $3,557,492,455)		5,296,178,329

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(62,138,554)

NET ASSETS – 100.0%		$5,234,039,775

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 12.2%
Auto Components - 0.4%
Gentex Corporation	595,000	$17,998,750
Spartan Motors	55,657	381,807
Superior Industries International	148,191	3,799,617

		22,180,174

Automobiles - 0.3%
Thor Industries	387,485	12,930,374

Distributors - 0.2%
Doshisha	60,000	1,192,354
Weyco Group	282,000	6,897,720

		8,090,074

Diversified Consumer Services - 0.2%
DeVry	48,800	2,687,416
Hillenbrand	243,625	5,237,938
Regis Corporation	89,100	1,580,634
Strayer Education	21,000	2,740,290

		12,246,278

Hotels, Restaurants & Leisure - 0.9%
Abu Dhabi National Hotels [f]	1,200,000	914,846
Ambassadors Group	52,613	576,112
Bob Evans Farms	485,373	15,823,160
DineEquity [a,b]	61,030	3,355,429
International Speedway Cl. A	845,647	25,200,281
P.F. Chang’s China Bistro	32,900	1,519,651
Speedway Motorsports	83,137	1,328,529

		48,718,008

Household Durables - 0.6%
American Greetings Cl. A	25,700	606,520
Blyth	88,927	2,889,238
D.R. Horton	176,700	2,058,555
Ethan Allen Interiors	1,168,050	25,580,295
Leggett & Platt	96,103	2,354,524

		33,489,132

Internet & Catalog Retail - 0.1%
NutriSystem	220,960	3,201,710

Leisure Equipment & Products - 0.2%
Arctic Cat [a]	110,030	1,710,967
Callaway Golf	1,083,533	7,389,695
Hasbro	12,438	582,596
Sturm, Ruger & Co.	33,785	776,041

		10,459,299

Media - 0.4%
Harte-Hanks	89,457	1,064,538
Meredith Corporation	51,320	1,740,775
Scholastic Corporation	95,300	2,576,912
Washington Post Cl. B	9,100	3,981,796
World Wrestling Entertainment Cl. A	1,053,784	13,246,065

		22,610,086

Multiline Retail - 0.6%
Dillard’s Cl. A	61,786	2,478,854
Family Dollar Stores	506,100	25,973,052

		28,451,906

Specialty Retail - 6.0%
Aaron’s	140,000	3,550,400
American Eagle Outfitters	2,457,662	39,052,249
Ascena Retail Group [a]	1,267,289	41,072,836
Buckle (The)	1,007,936	40,720,614
Cato Corporation (The) Cl. A [c]	1,477,815	36,206,468
Chico’s FAS	13,500	201,150
Christopher & Banks	27,423	177,701
Finish Line (The) Cl. A	101,168	2,008,185
Foot Locker	158,692	3,129,406
GameStop Corporation Cl. A [a]	1,813,357	40,836,800
Guess?	766,453	30,159,926
Jos. A. Bank Clothiers [a,b]	102,904	5,235,756
Men’s Wearhouse (The)	303,139	8,202,941
Pep Boys-Manny, Moe & Jack (The)	742,500	9,437,175
RadioShack Corporation	150,481	2,258,720
Ross Stores	199,600	14,195,552
Stage Stores	77,878	1,496,815
Systemax [a]	318,164	4,301,577
Tiffany & Co.	445,500	27,371,520
Williams-Sonoma	11,600	469,800

		310,085,591

Textiles, Apparel & Luxury Goods - 2.3%
Barry (R.G.) [c]	1,048,496	13,724,812
Columbia Sportswear	120,309	7,148,761
K-Swiss Cl. A [a]	90,575	1,020,780
Steven Madden [a]	874,084	41,020,762
The Jones Group	639,481	8,792,864
Wolverine World Wide	1,268,599	47,293,371

		119,001,350

Total		631,463,982

Consumer Staples – 3.8%
Food & Staples Retailing - 0.4%
Casey’s General Stores	5,800	226,200
Village Super Market Cl. A	599,068	17,432,879
Weis Markets	26,207	1,060,335

		18,719,414

Food Products - 2.8%
Cal-Maine Foods	135,798	4,006,041
Corn Products International	86,667	4,491,084
Farmer Bros.	542,300	6,572,676
Flowers Foods	407,500	11,096,225
Hershey Creamery [d]	173	300,155
Hormel Foods	1,087,866	30,286,189
J&J Snack Foods	480,293	22,607,392
J.M. Smucker Company (The)	324,000	23,130,360
Lancaster Colony	476,899	28,900,079
Sanderson Farms	632	29,022
Tootsie Roll Industries	569,465	16,150,016

		147,569,239

Household Products - 0.0%
WD-40 Company	3,100	131,254

Personal Products - 0.6%
Inter Parfums	1,116,544	20,667,229
Nu Skin Enterprises Cl. A	352,400	10,131,500

		30,798,729

Total		197,218,636

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General Trust	160,000	1,274,889
Central Fund of Canada Cl. A	830,500	18,578,285

Total		19,853,174

Energy – 8.7%
Energy Equipment & Services - 3.3%
CARBO Ceramics	279,100	39,386,592
Ensign Energy Services	5,400	101,706
Exterran Partners L.P.	479,700	13,441,194
Gulf Island Fabrication	44,423	1,429,088
Helmerich & Payne	628,955	43,202,919
Lufkin Industries	80,836	7,555,741
Patterson-UTI Energy	68,077	2,000,783
Precision Drilling [a,b]	655,250	8,872,085
Rowan Companies [a]	599,444	26,483,436
RPC	48,867	1,237,312
SEACOR Holdings	225,600	20,858,976
Tidewater	10,366	620,405
Trican Well Service	275,600	6,222,676

		171,412,913

Oil, Gas & Consumable Fuels - 5.4%
Alliance Holdings GP L.P.	528,500	27,767,390
Alliance Resource Partners L.P.	278,000	22,637,540
Arch Coal	107,518	3,874,949
Berry Petroleum Cl. A	12,800	645,760
Boardwalk Pipeline Partners L.P.	48,000	1,567,680
Cimarex Energy	291,690	33,614,355
Delek US Holdings	24,303	329,549
Energy Transfer Equity L.P.	530,600	23,877,000
Enterprise Products Partners L.P.	428,850	18,466,281
Hugoton Royalty Trust	230,600	5,483,668
Magellan Midstream Partners L.P.	433,701	25,961,342
Natural Resource Partners L.P.	537,700	18,857,139
NuStar GP Holdings LLC	369,200	13,457,340
Penn Virginia	633,760	10,748,570
Pioneer Southwest Energy Partners L.P.	701,567	24,133,905
Plains All American Pipeline L.P.	281,530	17,941,907
San Juan Basin Royalty Trust	26,590	732,554
SM Energy	36,142	2,681,375
Sunoco Logistics Partners L.P.	231,000	20,046,180
W&T Offshore	77,700	1,770,783
World Fuel Services	56,199	2,282,241

		276,877,508

Total		448,290,421

Financials – 28.1%
Capital Markets - 6.7%
A.F.P. Provida ADR	311,700	23,471,010
AGF Management Cl. B	815,600	16,497,077
AllianceBernstein Holding L.P.	1,683,400	36,698,120
AP Alternative Assets L.P.	76,000	931,000
Apollo Investment	1,161,400	14,006,484
Bank Sarasin & Co. Cl. B	82,000	3,571,040
Banque Privee Edmond de Rothschild	35	1,066,957
CI Financial	983,500	23,382,852
Cohen & Steers	385,630	11,445,498
Egyptian Financial Group-Hermes Holding	1,308,022	4,819,895
Egyptian Financial Group-Hermes Holding GDR	60,000	442,800
Federated Investors Cl. B	1,830,063	48,954,185
GAM Holding [a]	10,000	189,984
GAMCO Investors Cl. A	278,300	12,901,988
Gladstone Capital	80,000	904,800
Janus Capital Group	497,400	6,202,578
Julius Baer Group	10,000	433,968
KKR & Co. L.P.	180,000	2,953,800
Knight Capital Group Cl. A [a]	1,008,440	13,513,096
MVC Capital	425,000	5,831,000
Oppenheimer Holdings Cl. A	9,867	330,643
Paris Orleans et Cie	110,116	3,058,704
Raymond James Financial	597,925	22,864,652
Schroders	90,000	2,506,401
SEI Investments	1,527,533	36,477,488
T. Rowe Price Group	456,800	30,340,656
Teton Advisors Cl. A [d]	1,297	16,861
Vontobel Holding	55,000	2,125,748
W.P. Carey & Co.	281,231	10,039,947
Waddell & Reed Financial Cl. A	263,600	10,704,796

		346,684,028

Commercial Banks - 2.9%
Banco Latinoamericano de Comercio Exterior Cl. E	110,775	1,934,131
Bancorp Rhode Island [c]	261,300	8,066,331
Bank of Hawaii	432,001	20,658,288
Bank of N.T. Butterfield & Son [a,f]	1,839,192	2,317,382
BOK Financial	491,382	25,394,622
Canadian Western Bank	783,200	25,164,188
Centrue Financial [a,b]	103,755	51,877
City Holding Company	386,677	13,672,899
Credicorp	235,800	24,742,494
Farmers & Merchants Bank of Long Beach	479	2,011,800
First Citizens BancShares Cl. A	10,800	2,166,264
First Financial Bancorp	100,000	1,669,000
First National Bank Alaska	3,110	5,520,250
National Bankshares	79,160	2,287,724
Peapack-Gladstone Financial [c]	463,145	6,141,303
Sun Bancorp [a]	284,428	989,809
Trustmark Corporation	80,700	1,889,994
Wilmington Trust	784,100	3,544,132

		148,222,488

Consumer Finance - 0.0%
Advance America Cash Advance Centers	76,176	403,733

Diversified Financial Services - 1.0%
KKR Financial Holdings LLC	258,878	2,534,415
Leucadia National	514,800	19,325,592
Sofina	19,000	1,814,058
TMX Group	690,600	27,652,493

		51,326,558

Insurance - 14.3%
Alleghany Corporation [a]	105,905	35,052,291
Allied World Assurance Company Holdings	760,793	47,694,113
Alterra Capital Holdings	960,851	21,465,411
American Financial Group	233,650	8,182,423
American National Insurance	157,393	12,460,804
Arch Capital Group [a]	390,490	38,732,703
Argo Group International Holdings	98,181	3,243,900
Aspen Insurance Holdings	1,396,704	38,493,162
Assurant	32,559	1,253,847
Assured Guaranty	331,292	4,936,251
Baldwin & Lyons Cl. B	108,741	2,546,714
Brown & Brown	1,143,365	29,498,817
Cincinnati Financial	300,000	9,840,000
Donegal Group Cl. A	11,951	159,785
E-L Financial	58,588	29,429,970
EMC Insurance Group	101,164	2,511,902
Employers Holdings	30,600	632,196
Endurance Specialty Holdings	448,072	21,874,875
Erie Indemnity Cl. A	650,400	46,249,944
Everest Re Group	41,200	3,633,016
Fidelity National Financial Cl. A	1,177,052	16,631,745
First American Financial	231,400	3,818,100
Flagstone Reinsurance Holdings	328,439	2,959,235
Gallagher (Arthur J.) & Co.	978,200	29,747,062
Harleysville Group	161,800	5,360,434
HCC Insurance Holdings	790,146	24,739,471
Infinity Property & Casualty	112,762	6,708,211
Kansas City Life Insurance	68,921	2,204,094
Markel Corporation [a]	67,900	28,141,155
Meadowbrook Insurance Group	1,387,053	14,355,999
Mercury General	171,000	6,691,230
Montpelier Re Holdings	1,228,510	21,707,772
Old Republic International	1,067,000	13,540,230
OneBeacon Insurance Group Cl. A	81,336	1,100,476
PartnerRe	547,451	43,380,017
Platinum Underwriters Holdings	323,606	12,326,153
Presidential Life	19,360	184,501
Reinsurance Group of America	765,618	48,065,498
RenaissanceRe Holdings	139,809	9,645,423
RLI	72,935	4,204,703
StanCorp Financial Group	525,400	24,231,448
State Auto Financial	90,000	1,639,800
Symetra Financial	73,100	994,160
Transatlantic Holdings	340,624	16,578,170
United Fire & Casualty	149,361	3,018,586
Validus Holdings	710,526	23,681,832
Wesco Financial	30,623	11,918,472
White Mountains Insurance Group	16,226	5,909,509

		741,375,610

Real Estate Investment Trusts (REITs) - 3.1%
Annaly Capital Management	703,900	12,283,055
Apollo Commercial Real Estate Finance	40,000	654,000
Colony Financial [c]	1,567,308	29,512,410
Cousins Properties	948,241	7,917,812
DCT Industrial Trust	1,121,600	6,224,880
Essex Property Trust	83,000	10,292,000
Lexington Realty Trust	1,711,246	16,000,150
MFA Financial	986,200	8,086,840
National Health Investors	159,570	7,646,595
National Retail Properties	650,000	16,984,500
PennyMac Mortgage Investment Trust	50,000	919,500
PS Business Parks	168,500	9,762,890
Rayonier	529,400	32,986,914
Starhill Global REIT	400,000	196,747
Suntec Real Estate Investment Trust	400,000	488,695

		159,956,988

Thrifts & Mortgage Finance - 0.1%
HopFed Bancorp	126,480	1,163,616
Kearny Financial	292,100	2,929,763

		4,093,379

Total		1,452,062,784

Health Care – 4.4%
Health Care Equipment & Supplies - 1.8%
Analogic Corporation	141,400	7,996,170
Atrion Corporation	9,388	1,637,924
Cantel Medical	36,585	942,064
Hill-Rom Holdings	372,663	14,153,741
IDEXX Laboratories [a]	379,600	29,312,712
Invacare Corporation	128,668	4,004,148
STERIS Corporation	518,816	17,919,905
Teleflex	309,700	17,956,406
Young Innovations	17,005	533,957

		94,457,027

Health Care Providers & Services - 2.0%
Chemed Corporation	654,536	43,598,643
Ensign Group	160,768	5,133,322
Landauer	388,071	23,874,128
Lincare Holdings	73,215	2,171,557
National HealthCare	22,659	1,053,417
Omnicare	112,299	3,367,847
Owens & Minor	811,950	26,372,136

		105,571,050

Health Care Technology - 0.1%
Computer Programs and Systems	33,996	2,185,263

Life Sciences Tools & Services - 0.4%
PerkinElmer	702,600	18,457,302
Pharmaceutical Product Development	27,410	759,531

		19,216,833

Pharmaceuticals - 0.1%
Medicis Pharmaceutical Cl. A	135,125	4,329,405
Valeant Pharmaceuticals International	55,768	2,777,804

		7,107,209

Total		228,537,382

Industrials – 17.8%
Aerospace & Defense - 1.3%
American Science & Engineering	131,612	12,155,684
Cubic Corporation	302,109	17,371,268
HEICO Corporation	238,000	14,879,760
HEICO Corporation Cl. A	250,198	11,253,906
National Presto Industries	67,881	7,648,831
Triumph Group	14,788	1,307,999

		64,617,448

Air Freight & Logistics - 1.0%
C. H. Robinson Worldwide	256,000	18,977,280
Expeditors International of Washington	458,400	22,984,176
UTi Worldwide	492,600	9,970,224

		51,931,680

Building Products - 0.8%
AAON	3,037	99,917
Ameron International	157,300	10,977,967
Apogee Enterprises	241,181	3,181,178
Simpson Manufacturing	81,583	2,403,435
Smith (A.O.) Corporation	552,200	24,484,548

		41,147,045

Commercial Services & Supplies - 2.5%
ABM Industries	691,800	17,564,802
Ennis	489,341	8,333,477
G & K Services Cl. A	9,885	328,676
Healthcare Services Group	33,832	594,767
HNI Corporation	482,684	15,233,507
Kimball International Cl. B	724,600	5,072,200
McGrath RentCorp	291,300	7,943,751
Mine Safety Appliances	196,000	7,187,320
Ritchie Bros. Auctioneers	1,596,320	44,936,408
Rollins	833,625	16,922,587
Sato Corporation	30,000	396,369
Schawk	91,124	1,771,451
UniFirst Corporation	35,616	1,888,004
US Ecology	1,999	34,843

		128,208,162

Construction & Engineering - 0.4%
Comfort Systems USA	511,707	7,199,717
Granite Construction	192,375	5,405,738
Great Lakes Dredge & Dock	175,760	1,341,049
KBR	151,113	5,707,538

		19,654,042

Electrical Equipment - 2.6%
Acuity Brands	6,268	366,615
AZZ	265,466	12,105,250
Brady Corporation Cl. A	471,600	16,831,404
Franklin Electric	366,900	16,950,780
Hubbell Cl. B	368,777	26,194,230
LSI Industries	1,073,261	7,770,410
Preformed Line Products	199,036	13,767,320
Regal-Beloit	42,703	3,152,762
Roper Industries	214,500	18,545,670
Woodward	609,200	21,053,952

		136,738,393

Industrial Conglomerates - 0.7%
Carlisle Companies	38,183	1,701,053
Raven Industries	156,201	9,593,865
Seaboard Corporation	9,476	22,865,588
Standex International	73,545	2,786,620
Tredegar Corporation	26,200	565,396

		37,512,522

Machinery - 5.6%
Alamo Group	2,764	75,872
American Railcar Industries [a]	174,875	4,364,880
Ampco-Pittsburgh	189,320	5,221,446
Barnes Group	24,564	512,896
Briggs & Stratton	432,606	9,798,526
Cascade Corporation	142,079	6,333,882
CLARCOR	329,500	14,804,435
Crane Company	301,000	14,577,430
Donaldson Company	146,700	8,991,243
FreightCar America [a]	15,139	492,169
Gorman-Rupp Company	461,307	18,170,883
Harsco Corporation	26,500	935,185
Kaydon Corporation	220,400	8,637,476
Kennametal	142,300	5,549,700
Lincoln Electric Holdings	96,800	7,349,056
Lindsay Corporation	207,383	16,387,405
Mueller (Paul) Company [a,c,d]	116,700	2,538,225
Mueller Industries	439,162	16,082,112
Nordson Corporation	365,900	42,100,454
Robbins & Myers	19,704	906,187
Starrett (L.S.) Company (The) Cl. A [c]	529,400	7,432,776
Sun Hydraulics	674,265	29,060,821
Tennant Company	607,018	25,519,037
Timken Company (The)	48,232	2,522,534
Toro Company (The)	328,275	21,738,370
Trinity Industries	486,287	17,832,144
Valmont Industries	28,934	3,019,841
Watts Water Technologies Cl. A	28,000	1,069,320

		292,024,305

Marine - 0.5%
Alexander & Baldwin	494,700	22,583,055
Euroseas	125,346	605,421

		23,188,476

Professional Services - 1.5%
Corporate Executive Board	236,000	9,527,320
Heidrick & Struggles International	240,012	6,679,534
Kelly Services Cl. A [a]	595,000	12,917,450
Manpower	387,452	24,362,982
Towers Watson & Company Cl. A	455,700	25,273,122

		78,760,408

Road & Rail - 0.1%
Arkansas Best	224,081	5,808,180

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	314,870	10,472,576
GATX Corporation	129,000	4,987,140
Grainger (W.W.)	158,100	21,767,208
Houston Wire & Cable	59,164	864,978
Watsco [b]	21,902	1,526,788

		39,618,690

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	1,699,600

Total		920,908,951

Information Technology – 5.0%
Communications Equipment - 0.7%
ADTRAN	220,400	9,358,184
Bel Fuse Cl. A	22,350	536,177
Bel Fuse Cl. B	82,660	1,819,347
Black Box	313,673	11,025,606
Comtech Telecommunications	6,300	171,234
Plantronics	130,291	4,771,256
Tellabs	1,861,684	9,755,224

		37,437,028

Computers & Peripherals - 0.0%
Diebold	13,700	485,802

Electronic Equipment, Instruments & Components - 1.4%
AVX Corporation	1,038,246	15,480,248
Cognex Corporation	418,300	11,816,975
CTS Corporation	11,394	123,055
DDi Corporation	740,299	7,824,961
Methode Electronics	1,128,226	13,628,970
MTS Systems	160,391	7,305,810
Nam Tai Electronics	1,756,871	11,314,249
OPTEX	30,000	426,304
Park Electrochemical	131,648	4,245,648

		72,166,220

Internet Software & Services - 0.1%
EarthLink	419,398	3,283,886
United Online	607,865	3,832,589

		7,116,475

IT Services - 2.7%
Broadridge Financial Solutions	116,800	2,650,192
CoreLogic [a]	231,400	4,280,900
Global Payments	5,546	271,310
Jack Henry & Associates	480,400	16,280,756
ManTech International Cl. A [a]	847,268	35,924,163
MAXIMUS	521,583	42,336,892
Total System Services	1,960,725	35,332,265

		137,076,478

Semiconductors & Semiconductor Equipment - 0.0%
Micrel	49,460	666,721

Software - 0.1%
Fair Isaac	176,357	5,574,645
OPNET Technologies	1,492	58,173

		5,632,818

Total		260,581,542

Materials – 6.8%
Chemicals - 3.8%
Agrium	5,200	479,752
Albemarle Corporation	443,000	26,478,110
Balchem Corporation	991,500	37,201,080
Cabot Corporation	771,800	35,726,622
Chase Corporation [c]	773,974	14,287,560
H.B. Fuller Company	15,722	337,709
Innophos Holdings	8,910	410,840
International Flavors & Fragrances	196,000	12,210,800
KMG Chemicals	100,400	1,973,864
Lubrizol Corporation (The)	249,500	33,423,020
Methanex Corporation	336,798	10,518,201
Minerals Technologies	32,417	2,221,213
NewMarket Corporation	11,826	1,871,110
Quaker Chemical	426,065	17,115,031
Stepan Company	49,139	3,562,577
Westlake Chemical	1,100	61,820

		197,879,309

Construction Materials - 0.1%
Ash Grove Cement [d]	39,610	6,654,480

Containers & Packaging - 1.0%
AptarGroup	84,900	4,256,037
Bemis Company	464,800	15,250,088
Greif Cl. A	237,101	15,508,776
Myers Industries	11,100	110,223
Sealed Air	12,713	338,929
Sonoco Products	390,738	14,156,438

		49,620,491

Metals & Mining - 1.6%
Agnico-Eagle Mines	35,900	2,381,965
Carpenter Technology	289,475	12,363,477
Gold Fields ADR	434,700	7,589,862
IAMGOLD Corporation	101,000	2,224,020
Newcrest Mining ADR	121,672	5,037,221
Olympic Steel	42,997	1,410,732
Reliance Steel & Aluminum	628,913	36,338,593
Schnitzer Steel Industries Cl. A	187,000	12,156,870
Sims Metal Management ADR	169,075	3,068,711

		82,571,451

Paper & Forest Products - 0.3%
Deltic Timber	172,000	11,496,480
Domtar Corporation	31,200	2,863,536
Glatfelter	3,902	51,975
Louisiana-Pacific Corporation [a]	78,000	819,000
Schweitzer-Mauduit International	500	25,305

		15,256,296

Total		351,982,027

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	284,903	10,595,543
SureWest Communications [a]	271,400	3,902,732

		14,498,275

Wireless Telecommunication Services - 0.0%
USA Mobility	161,066	2,333,846

Total		16,832,121

Utilities – 3.4%
Electric Utilities - 0.7%
ALLETE	199,447	7,772,449
ITC Holdings	250,000	17,475,000
Otter Tail	15,000	340,950
PNM Resources	638,900	9,532,388

		35,120,787

Gas Utilities - 2.2%
Energen Corporation	812,300	51,272,376
National Fuel Gas	61,676	4,564,024
Nicor	372,892	20,024,300
Piedmont Natural Gas	474,500	14,401,075
UGI Corporation	660,076	21,716,501

		111,978,276

Water Utilities - 0.5%
Aqua America	819,766	18,764,444
Consolidated Water	30,727	334,924
SJW	400,400	9,269,260

		28,368,628

Total		175,467,691

Miscellaneous [e] – 0.6%
Total		31,547,574

TOTAL COMMON STOCKS
(Cost $3,213,594,242)		4,734,746,285

PREFERRED STOCKS – 0.1%
Bank of N.T. Butterfield & Son 0.00%
Conv.[a,f]	77,665	72,787
MF Global Holdings 9.75% Conv.[d]	50,000	6,028,150

TOTAL PREFERRED STOCKS
(Cost $4,977,975)		6,100,937

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125%
Conv. Senior Note due 5/1/14	$20,000,000	17,250,000
GAMCO Investors (Debentures) 0.00%
due 12/31/15	890,500	583,189
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	5,167,500
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,088,000	1,085,280

TOTAL CORPORATE BONDS
(Cost $20,570,670)		24,085,969

REPURCHASE AGREEMENT – 7.9%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $407,894,453 (collateralized by obligations of various U.S. Government Agencies, 0.54%-2.625% due 5/18/11-5/27/11, valued at $418,095,206) (Cost $407,894,000)		407,894,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Government Obligations
Fund (7 day yield-0.009864%)
(Cost $842,775)		842,775

TOTAL INVESTMENTS – 100.0%
(Cost $3,647,879,662)		5,173,669,966

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		1,099,452

NET ASSETS – 100.0%		$5,174,769,418

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Discretionary – 10.6%
Auto Components - 2.0%
Drew Industries	71,000	$1,585,430
Gentex Corporation	40,000	1,210,000
Minth Group	864,500	1,444,806
Nokian Renkaat	28,000	1,191,638
Norstar Founders Group [a,f]	533,500	25,034
SORL Auto Parts [a]	37,200	225,432
Tianneng Power International	1,234,000	601,251

		6,283,591

Automobiles - 0.4%
Thor Industries	35,300	1,177,961

Diversified Consumer Services - 0.8%
Benesse Holdings	4,500	184,209
ChinaCast Education [a,b]	71,600	450,364
MegaStudy	2,800	431,123
Sotheby’s	30,600	1,609,560

		2,675,256

Household Durables - 2.6%
Cavco Industries [a]	18,400	830,944
Ethan Allen Interiors	62,100	1,359,990
Hanssem	32,500	410,342
Hunter Douglas	19,000	968,422
Mohawk Industries [a]	26,400	1,614,360
NVR [a]	3,900	2,948,400

		8,132,458

Internet & Catalog Retail - 0.2%
Manutan International	8,900	640,744
NutriSystem	7,600	110,124

		750,868

Media - 1.5%
DreamWorks Animation SKG Cl. A [a]	53,000	1,480,290
Global Sources [a]	20,106	233,833
Morningstar	36,528	2,132,504
Pico Far East Holdings	3,894,000	745,905

		4,592,532

Multiline Retail - 0.1%
Big Lots [a]	7,600	330,068

Specialty Retail - 1.2%
Charming Shoppes [a]	134,100	571,266
Fielmann	4,700	443,945
GameStop Corporation Cl. A [a]	8,900	200,428
Kirkland’s [a]	29,800	460,112
Lewis Group	67,000	737,842
Luk Fook Holdings (International)	115,100	341,073
Rent-A-Center	12,400	432,884
Wet Seal (The) Cl. A [a]	104,000	445,120

		3,632,670

Textiles, Apparel & Luxury Goods - 1.8%
Bulgari	58,000	1,005,276
Carter’s [a]	36,700	1,050,721
Daphne International Holdings	1,323,600	1,000,542
Marimekko	25,300	503,765
Stella International Holdings	642,400	1,433,695
True Religion Apparel [a]	10,200	239,394
Warnaco Group (The) [a]	7,700	440,363

		5,673,756

Total		33,249,160

Consumer Staples – 2.9%
Beverages - 0.4%
National Beverage	99,600	1,367,508

Food & Staples Retailing - 0.5%
FamilyMart	37,700	1,416,356

Food Products - 1.9%
Binggrae	18,700	1,104,663
China Green (Holdings)	847,700	651,696
Darling International [a]	202,200	3,107,814
First Resources	343,000	359,191
Sanderson Farms	13,500	619,920
Super Group	254,000	259,944

		6,103,228

Personal Products - 0.1%
Schiff Nutrition International Cl. A	17,812	162,267

Total		9,049,359

Energy – 7.7%
Energy Equipment & Services - 7.3%
CE Franklin [a]	37,800	374,220
Ensco ADR	53,500	3,094,440
Ensign Energy Services	24,800	467,094
Helmerich & Payne	78,700	5,405,903
Lamprell	280,000	1,583,345
Lufkin Industries	27,000	2,523,690
Oil States International [a]	42,200	3,213,108
Pason Systems	72,700	1,181,047
Patterson-UTI Energy	15,300	449,667
Rowan Companies [a]	12,800	565,504
SEACOR Holdings	7,000	647,220
TGS-NOPEC Geophysical	46,500	1,247,792
Trican Well Service	96,800	2,185,613

		22,938,643

Oil, Gas & Consumable Fuels - 0.4%
Gran Tierra Energy [a]	48,200	388,974
SM Energy	4,700	348,693
VAALCO Energy [a]	57,100	443,096

		1,180,763

Total		24,119,406

Financials – 14.5%
Capital Markets - 12.2%
Affiliated Managers Group [a]	7,450	814,806
AllianceBernstein Holding L.P.	43,500	948,300
Artio Global Investors Cl. A	82,609	1,334,961
Ashmore Group	566,700	3,012,756
Bank Sarasin & Co. Cl. B	12,342	537,485
Banque Privee Edmond de Rothschild	26	792,597
Cohen & Steers	57,000	1,691,760
Cowen Group Cl. A [a]	349,594	1,401,872
Egyptian Financial Group-Hermes Holding	274,000	1,009,655
FBR Capital Markets [a]	215,000	769,700
Federated Investors Cl. B	90,400	2,418,200
FXCM Cl. A	20,000	260,600
INTL FCStone [a]	17,800	452,476
Invesco	37,500	958,500
Julius Baer Group	32,000	1,388,699
Jupiter Fund Management	300,900	1,387,290
KKR & Co. L.P.	158,000	2,592,780
Lazard Cl. A	26,400	1,097,712
Partners Group Holding	5,900	1,127,970
Reinet Investments [a]	30,000	529,537
SEI Investments	104,600	2,497,848
SHUAA Capital [a]	2,251,342	680,414
Sprott	207,700	1,943,104
Stifel Financial [a]	5,700	409,203
T. Rowe Price Group	20,700	1,374,894
Value Partners Group	2,499,700	2,361,982
VZ Holding	4,600	666,086
Waddell & Reed Financial Cl. A	60,800	2,469,088
Westwood Holdings Group	33,797	1,360,329

		38,290,604

Consumer Finance - 0.2%
First Cash Financial Services [a]	5,700	220,020
World Acceptance [a,b]	5,300	345,560

		565,580

Diversified Financial Services - 0.8%
Hellenic Exchanges	65,000	571,131
NASDAQ OMX Group (The) [a]	40,000	1,033,600
Singapore Exchange	129,000	803,372
TMX Group	6,600	264,272

		2,672,375

Insurance - 0.6%
E-L Financial	3,580	1,798,308

Real Estate Investment Trusts (REITs) - 0.5%
Cousins Properties	193,171	1,612,978

Real Estate Management & Development - 0.2%
E-House China Holdings ADR	60,000	705,000

Total		45,644,845

Health Care – 5.0%
Biotechnology - 0.0%
3SBio ADR [a]	7,600	131,404

Health Care Equipment & Supplies - 1.2%
Atrion Corporation	4,900	854,903
Carl Zeiss Meditec	57,000	1,203,627
Cochlear	7,100	609,469
Exactech [a]	57,000	1,000,350

		3,668,349

Health Care Providers & Services - 0.2%
Continucare Corporation [a]	55,367	296,213
LHC Group [a]	10,000	300,000

		596,213

Life Sciences Tools & Services - 2.2%
EPS	580	1,357,610
ICON ADR [a]	65,100	1,405,509
PAREXEL International [a]	55,000	1,369,500
PerkinElmer	33,500	880,045
Techne Corporation	12,100	866,360
Waters Corporation [a]	10,000	869,000

		6,748,024

Pharmaceuticals - 1.4%
Adcock Ingram Holdings	105,000	862,195
Endo Pharmaceuticals Holdings [a]	11,000	419,760
Green Cross	7,700	951,137
Hikma Pharmaceuticals	72,000	852,408
Unichem Laboratories	340,000	1,452,405

		4,537,905

Total		15,681,895

Industrials – 23.7%
Aerospace & Defense - 0.3%
HEICO Corporation	17,500	1,094,100

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings [a]	11,300	787,836
Forward Air	79,400	2,432,022

		3,219,858

Building Products - 1.2%
AAON	54,900	1,806,210
Simpson Manufacturing	63,000	1,855,980

		3,662,190

Commercial Services & Supplies - 3.2%
Brink’s Company (The)	108,880	3,605,017
Heritage-Crystal Clean [a]	176,164	2,510,337
Ritchie Bros. Auctioneers	125,600	3,535,640
Team [a]	14,210	373,154

		10,024,148

Construction & Engineering - 3.2%
Comfort Systems USA	22,211	312,509
EMCOR Group [a]	115,700	3,583,229
Fluor Corporation	25,600	1,885,696
KBR	75,500	2,851,635
Pike Electric [a]	41,583	395,870
Raubex Group	370,000	998,152

		10,027,091

Electrical Equipment - 1.3%
Fushi Copperweld [a]	103,446	829,637
GrafTech International [a]	108,200	2,232,166
Jinpan International	84,798	993,833

		4,055,636

Industrial Conglomerates - 1.0%
Raven Industries	50,200	3,083,284

Machinery - 7.1%
Astec Industries [a]	26,700	995,643
Burckhardt Compression Holding	4,500	1,417,120
Foster (L.B.) Company Cl. A	46,100	1,987,371
FreightCar America [a]	16,100	523,411
Gardner Denver	19,000	1,482,570
Graham Corporation	27,900	667,926
Hurco Companies [a]	15,400	469,700
Kaydon Corporation	54,900	2,151,531
Kennametal	70,100	2,733,900
Lincoln Electric Holdings	31,000	2,353,520
Pfeiffer Vacuum Technology	17,000	2,384,665
Spirax-Sarco Engineering	49,000	1,524,166
Tennant Company	45,200	1,900,208
Valmont Industries	15,250	1,591,642

		22,183,373

Professional Services - 3.1%
Advisory Board (The) [a]	26,000	1,339,000
Manpower	36,800	2,313,984
Michael Page International	105,000	865,786
Towers Watson & Company Cl. A	39,040	2,165,159
Verisk Analytics Cl. A [a]	99,000	3,243,240

		9,927,169

Road & Rail - 2.0%
Landstar System	73,300	3,348,344
Patriot Transportation Holding [a]	79,512	2,126,946
Universal Truckload Services [a]	46,600	803,850

		6,279,140

Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte
ADR	67,000	1,009,020

Total		74,565,009

Information Technology – 15.9%
Communications Equipment - 0.7%
ADTRAN	32,400	1,375,704
Cogo Group [a]	72,260	583,138
Tekelec [a]	45,400	368,648

		2,327,490

Computers & Peripherals - 0.6%
Super Micro Computer [a]	49,000	785,960
Western Digital [a]	25,300	943,437

		1,729,397

Electronic Equipment, Instruments & Components - 7.1%
Amphenol Corporation Cl. A	16,900	919,191
Benchmark Electronics [a]	40,000	758,800
China High Precision Automation Group	1,059,100	767,923
Chroma Ate	378,640	1,223,226
Cognex Corporation	70,000	1,977,500
Coherent [a]	45,000	2,614,950
FLIR Systems	70,200	2,429,622
IPG Photonics [a]	69,714	4,021,104
Mercury Computer Systems [a]	5,100	107,916
MTS Systems	23,400	1,065,870
Multi-Fineline Electronix [a]	23,800	671,636
National Instruments	75,750	2,482,327
Pulse Electronics	170,000	1,028,500
Rofin-Sinar Technologies [a]	34,500	1,362,750
SMART Modular Technologies (WWH) [a]	88,100	684,537

		22,115,852

Internet Software & Services - 0.2%
ValueClick [a]	43,600	630,456

IT Services - 2.0%
MAXIMUS	29,500	2,394,515
Sapient Corporation [a]	119,800	1,371,710
SRA International Cl. A [a]	78,300	2,220,588
Yucheng Technologies [a]	99,200	397,792

		6,384,605

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries [a]	63,000	1,030,050
Analog Devices	31,000	1,220,780
Diodes [a]	98,300	3,348,098
Integrated Silicon Solution [a]	78,900	731,403
International Rectifier [a]	48,000	1,586,880
MKS Instruments	25,800	859,140
Teradyne [a]	40,800	726,648

		9,502,999

Software - 2.3%
Actuate Corporation [a]	141,500	735,800
American Software Cl. A	53,530	395,051
ANSYS [a]	53,400	2,893,746
AutoNavi Holdings ADR [a,b]	35,000	619,850
Blackboard [a,b]	26,700	967,608
Convio [a]	135,000	1,567,350

		7,179,405

Total		49,870,204

Materials – 12.2%
Chemicals - 1.1%
Fufeng Group	1,134,200	777,174
Intrepid Potash [a]	32,900	1,145,578
Neo Material Technologies [a]	20,000	192,470
OM Group [a]	8,400	306,936
Victrex	40,000	866,268

		3,288,426

Containers & Packaging - 0.9%
Greif Cl. A	44,100	2,884,581

Metals & Mining - 10.1%
African Barrick Gold	67,200	583,749
Agnico-Eagle Mines	18,400	1,220,840
Allegheny Technologies	21,000	1,422,120
Commercial Metals	28,800	497,376
Compass Minerals International	15,000	1,402,950
Fresnillo	86,000	2,128,740
Gold Fields ADR	73,400	1,281,564
Haynes International	10,900	604,405
Hochschild Mining	289,300	2,991,091
Horsehead Holding Corporation [a]	45,000	767,250
Kinross Gold	84,455	1,330,166
Major Drilling Group International	180,000	3,057,865
Medusa Mining	68,900	498,867
Nucor Corporation	60,300	2,775,006
Pan American Silver	53,600	1,990,168
Schnitzer Steel Industries Cl. A	32,700	2,125,827
Seabridge Gold [a]	91,500	2,911,530
Sims Metal Management ADR	68,400	1,241,460
Worthington Industries	142,000	2,970,640

		31,801,614

Paper & Forest Products - 0.1%
China Forestry Holdings [f]	1,462,500	305,058

Total		38,279,679

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Citic Telecom International Holdings	1,817,000	583,978
Neutral Tandem [a]	19,300	284,675

Total		868,653

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Magma Energy [a]	450,000	533,780

Total		533,780

Miscellaneous [e] – 2.8%
Total		8,886,601

TOTAL COMMON STOCKS
(Cost $220,644,798)		300,748,591

REPURCHASE AGREEMENT – 4.4%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $13,893,015 (collateralized by obligations of various U.S. Government Agencies, due 5/18/11, valued at $14,245,000) (Cost $13,893,000)		13,893,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.009864%)
(Cost $1,979,692)		1,979,692

TOTAL INVESTMENTS – 100.9%
(Cost $236,517,490)		316,621,283

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(2,757,964)

NET ASSETS – 100.0%		$313,863,319

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Discretionary – 17.5%
Auto Components - 1.2%
Cooper Tire & Rubber	334,469	$8,612,577
Dana Holding Corporation [a]	497,536	8,652,151
Tower International [a]	264,287	4,474,379
Visteon Corporation [a]	101,666	6,353,108

		28,092,215

Automobiles - 0.1%
Winnebago Industries [a]	209,200	2,797,004

Hotels, Restaurants & Leisure - 3.1%
California Pizza Kitchen [a]	677,468	11,435,660
Einstein Noah Restaurant Group	261,952	4,264,579
Isle of Capri Casinos [a,b]	641,330	6,092,635
Jamba [a]	2,348,867	5,167,507
Kona Grill [a]	432,677	2,284,535
Krispy Kreme Doughnuts [a]	769,000	5,413,760
O’Charleys [a]	750,620	4,481,201
Orient-Express Hotels Cl. A [a]	875,600	10,831,172
Red Robin Gourmet Burgers [a]	333,069	8,959,556
Ruby Tuesday [a]	511,700	6,708,387
Six Flags Entertainment	122,870	8,846,640

		74,485,632

Household Durables - 2.4%
Comstock Homebuilding Cl. A [a,b,c]	1,243,090	1,665,741
Dixie Group [a,c]	809,419	3,771,892
Furniture Brands International [a]	1,706,601	7,765,035
Hovnanian Enterprises Cl. A [a,b]	1,421,232	5,016,949
La-Z-Boy [a]	1,182,141	11,289,446
M.D.C. Holdings	450,450	11,418,907
Standard Pacific [a,b]	736,400	2,746,772
Toll Brothers [a]	658,484	13,018,229

		56,692,971

Internet & Catalog Retail - 0.5%
dELiA*s [a,c]	1,944,384	3,499,891
Gaiam Cl. A	714,814	4,717,773
1-800-FLOWERS.COM Cl. A [a]	1,476,727	4,873,199

		13,090,863

Leisure Equipment & Products - 0.5%
Eastman Kodak [a,b]	1,437,400	4,642,802
Steinway Musical Instruments [a]	328,200	7,289,322

		11,932,124

Media - 2.6%
Ballantyne Strong [a]	165,507	1,186,685
Belo Corporation Cl. A [a]	554,754	4,887,383
Harris Interactive [a]	2,451,481	2,417,160
Interpublic Group of Companies	834,500	10,489,665
Journal Communications Cl. A [a]	421,179	2,527,074
Martha Stewart Living Omnimedia Cl. A [a]	1,396,850	5,182,314
McClatchy Company (The) Cl. A [a,b]	1,298,500	4,414,900
Media General Cl. A [a,b,c]	1,153,422	7,935,543
Meredith Corporation	288,662	9,791,415
New York Times Cl. A [a,b]	855,900	8,105,373
Rentrak Corporation [a]	182,075	4,901,459

		61,838,971

Multiline Retail - 1.1%
Dillard’s Cl. A	498,500	19,999,820
Saks [a]	619,450	7,005,980

		27,005,800

Specialty Retail - 4.0%
bebe stores	1,256,121	7,348,308
Brown Shoe	346,394	4,232,935
Coldwater Creek [a]	903,500	2,385,240
Collective Brands [a,b]	384,300	8,293,194
Conn’s [a,b]	676,833	3,032,212
Cost Plus [a,b,c]	1,191,838	11,703,849
Lithia Motors Cl. A	719,700	10,493,226
MarineMax [a,c]	1,265,150	12,474,379
Pacific Sunwear of California [a]	892,900	3,223,369
Penske Automotive Group [a]	574,206	11,495,604
Pier 1 Imports [a]	321,500	3,263,225
Talbots (The) [a]	997,762	6,026,482
West Marine [a]	775,661	8,090,144
Wet Seal (The) Cl. A [a]	864,100	3,698,348

		95,760,515

Textiles, Apparel & Luxury Goods - 2.0%
Bernard Chaus [a,d]	1,036,836	130,745
Frederick’s of Hollywood Group [a]	965,328	723,996
Hanesbrands [a]	331,000	8,950,240
Liz Claiborne [a,b]	1,803,669	9,721,776
Quiksilver [a]	939,200	4,151,264
The Jones Group	1,005,971	13,832,101
Unifi [a]	697,001	11,849,017

		49,359,139

Total		421,055,234

Consumer Staples – 0.6%
Food Products - 0.1%
Smart Balance [a]	618,500	2,838,915

Household Products - 0.2%
Central Garden & Pet [a]	676,127	5,956,679

Personal Products - 0.3%
Elizabeth Arden [a]	147,002	4,411,530
Physicians Formula Holdings [a]	365,701	1,718,795

		6,130,325

Total		14,925,919

Energy – 4.0%
Energy Equipment & Services - 1.3%
Basic Energy Services [a]	118,243	3,016,379
Matrix Service [a]	680,200	9,454,780
Newpark Resources [a]	339,177	2,665,931
Patterson-UTI Energy	232,650	6,837,583
Rowan Companies [a]	108,400	4,789,112
Union Drilling [a]	326,538	3,347,015

		30,110,800

Oil, Gas & Consumable Fuels - 2.7%
Goodrich Petroleum [a,b]	403,300	8,961,326
McMoRan Exploration [a]	329,302	5,831,938
Overseas Shipholding Group	400,150	12,860,821
REX American Resources [a]	315,000	5,027,400
SM Energy	72,550	5,382,485
StealthGas [a]	854,945	5,343,406
Stone Energy [a]	206,435	6,888,736
Swift Energy [a]	203,250	8,674,710
Tesoro Corporation [a]	218,400	5,859,672

		64,830,494

Total		94,941,294

Financials – 9.8%
Capital Markets - 3.1%
Evercore Partners Cl. A	243,800	8,359,902
GFI Group	829,100	4,162,082
Harris & Harris Group [a]	604,802	3,253,835
Janus Capital Group	766,000	9,552,020
KBW	392,400	10,276,956
Penson Worldwide [a,b]	699,930	4,696,530
Piper Jaffray [a]	243,200	10,075,776
Stifel Financial [a]	196,700	14,121,093
W.P. Carey & Co.	273,798	9,774,589

		74,272,783

Commercial Banks - 2.1%
Boston Private Financial Holdings	1,046,030	7,395,432
Guaranty Bancorp [a]	593,784	765,982
Middleburg Financial	168,100	2,992,180
Old National Bancorp	370,700	3,973,904
Peapack-Gladstone Financial	78,955	1,046,943
Sterling Bancorp	470,600	4,710,706
SVB Financial Group [a]	224,500	12,780,785
Tennessee Commerce Bancorp [a]	474,898	2,331,749
Texas Capital Bancshares [a]	296,800	7,713,832
Umpqua Holdings	520,200	5,951,088
Valley National Bancorp	160,780	2,244,489

		51,907,090

Diversified Financial Services - 0.5%
PHH Corporation [a]	541,906	11,797,293

Insurance - 2.8%
Argo Group International Holdings	280,400	9,264,416
Fidelity National Financial Cl. A	507,600	7,172,388
Hilltop Holdings [a]	343,100	3,444,724
MBIA [a,b]	693,210	6,959,828
Navigators Group [a]	218,600	11,257,900
Old Republic International	709,900	9,008,631
Tower Group	394,050	9,469,022
Unitrin	368,800	11,388,544

		67,965,453

Real Estate Investment Trusts (REITs) - 0.5%
Mack-Cali Realty	304,650	10,327,635
RAIT Financial Trust	497,300	1,223,358

		11,550,993

Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp	196,300	4,092,855
First Financial Holdings	249,900	2,826,369
Radian Group	773,000	5,264,130
Washington Federal	408,600	7,085,124

		19,268,478

Total		236,762,090

Health Care – 2.7%
Health Care Equipment & Supplies - 1.5%
Analogic Corporation	208,725	11,803,399
AngioDynamics [a]	318,888	4,821,587
DGT Holdings [a]	126,552	1,214,899
Digirad Corporation [a]	627,601	1,569,002
Exactech [a]	326,411	5,728,513
Greatbatch [a]	89,600	2,370,816
Synergetics USA [a]	333,915	1,966,759
Wright Medical Group [a]	354,476	6,029,637

		35,504,612

Health Care Providers & Services - 0.6%
Kindred Healthcare [a]	271,700	6,488,196
PharMerica Corporation [a]	273,980	3,134,331
Select Medical Holdings [a]	554,900	4,472,494

		14,095,021

Life Sciences Tools & Services - 0.6%
Albany Molecular Research [a]	846,575	3,606,410
Cambrex Corporation [a,c]	1,626,354	8,944,947
Kendle International [a]	150,883	1,615,957

		14,167,314

Total		63,766,947

Industrials – 18.2%
Aerospace & Defense - 1.2%
GenCorp [a]	981,542	5,869,621
Hexcel Corporation [a]	637,547	12,553,301
Moog Cl. A [a]	210,500	9,664,055

		28,086,977

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings [a]	201,300	14,034,636

Building Products - 2.5%
American Woodmark	317,908	6,637,919
Apogee Enterprises	715,213	9,433,660
Insteel Industries	406,800	5,752,152
NCI Building Systems [a]	747,869	9,475,500
PGT [a,b]	1,117,009	2,624,971
Quanex Building Products	379,600	7,451,548
Trex Company [a,b]	506,040	16,507,025
U.S. Home Systems [a]	333,600	1,451,160

		59,333,935

Commercial Services & Supplies - 0.7%
Interface Cl. A	448,700	8,296,463
TRC Companies [a,c]	1,772,880	8,563,010

		16,859,473

Construction & Engineering - 1.8%
Furmanite Corporation [a]	1,354,380	10,835,040
iShares Dow Jones US Home Construction Index Fund	511,900	6,777,556
MasTec [a]	726,308	15,107,206
Northwest Pipe [a]	416,435	9,548,855

		42,268,657

Electrical Equipment - 0.5%
GrafTech International [a]	370,560	7,644,653
Lime Energy [a,b]	228,425	1,110,145
Magnetek [a]	1,294,418	2,847,720

		11,602,518

Machinery - 6.7%
Albany International Cl. A	600,300	14,947,470
Barnes Group	516,700	10,788,696
Chart Industries [a]	181,893	10,011,391
CIRCOR International	221,702	10,424,428
Dynamic Materials	319,579	8,932,233
Federal Signal	656,876	4,276,263
Flanders Corporation [a,d]	273,306	874,579
Flow International [a]	1,833,172	8,047,625
Hardinge	480,082	6,577,123
Hurco Companies [a]	202,795	6,185,248
Lydall [a,c]	915,463	8,138,466
Meritor [a]	293,505	4,980,780
Mueller Industries	325,800	11,930,796
Mueller Water Products Cl. A	1,336,375	5,986,960
NN [a]	396,650	7,242,829
Robbins & Myers	138,500	6,369,615
Timken Company (The)	223,800	11,704,740
Trinity Industries	488,250	17,904,127
Wabash National [a]	559,500	6,479,010

		161,802,379

Marine - 0.3%
Diana Shipping [a]	672,700	7,964,768

Professional Services - 1.3%
CTPartners Executive Search [a]	215,400	3,047,910
Heidrick & Struggles International	248,910	6,927,165
Hudson Highland Group [a]	662,060	4,303,390
ICF International [a]	370,009	7,599,985
Korn/Ferry International [a]	407,300	9,070,571

		30,949,021

Road & Rail - 0.6%
Arkansas Best	406,957	10,548,325
Swift Transportation [a,b]	324,400	4,768,680

		15,317,005

Trading Companies & Distributors - 2.0%
Aceto Corporation	914,879	7,291,586
Kaman Corporation	509,431	17,931,971
RSC Holdings [a]	642,198	9,234,807
SeaCube Container Leasing	209,950	3,361,300
United Rentals [a]	350,240	11,655,987

		49,475,651

Total		437,695,020

Information Technology – 25.4%
Communications Equipment - 4.1%
Aviat Networks [a]	1,596,705	8,254,965
ClearOne Communications [a,c]	673,826	4,541,587
Dialogic [a,b]	594,849	2,789,842
Globecomm Systems [a]	586,389	7,230,176
Harmonic [a]	797,850	7,483,833
Loral Space & Communications [a]	165,780	12,856,239
Network Engines [a]	721,846	1,465,347
Network Equipment Technologies [a,b,c]	1,853,889	6,989,162
Oplink Communications [a]	246,596	4,806,156
Opnext [a]	1,644,506	3,996,150
Powerwave Technologies [a]	1,699,450	7,664,519
Symmetricom [a]	1,199,704	7,354,186
Tekelec [a]	516,050	4,190,326
Tollgrade Communications [a]	567,788	5,723,303
UTStarcom [a]	2,518,402	5,918,245
Westell Technologies Cl. A [a]	2,033,971	7,118,898

		98,382,934

Computers & Peripherals - 2.1%
Avid Technology [a]	652,733	14,555,946
Concurrent Computer [a]	353,843	2,250,441
Cray [a]	1,424,059	9,185,181
Dot Hill Systems [a]	2,136,421	6,046,071
Intermec [a]	979,150	10,565,029
Interphase Corporation [a,c]	352,000	2,309,120
Intevac [a]	476,294	5,920,334

		50,832,122

Electronic Equipment, Instruments & Components - 6.8%
Benchmark Electronics [a]	536,860	10,184,234
CTS Corporation	553,414	5,976,871
Evans & Sutherland Computer [a,c,d]	766,730	421,702
Gerber Scientific [a,c]	1,275,500	11,938,680
Identive Group [a]	902,205	2,381,821
Ingram Micro Cl. A [a]	614,000	12,912,420
KEMET Corporation [a]	916,154	13,586,564
LeCroy Corporation [a]	617,036	8,249,771
Maxwell Technologies [a]	452,861	7,820,910
Mercury Computer Systems [a]	502,500	10,632,900
Methode Electronics	152,087	1,837,211
Newport Corporation [a]	516,587	9,210,746
Park Electrochemical	460,142	14,839,580
Perceptron [a]	184,267	1,177,466
Planar Systems [a,c]	1,497,067	4,116,934
Sanmina-SCI Corporation [a]	871,001	9,763,921
SigmaTron International [a,c]	340,972	1,848,068
TTM Technologies [a]	519,800	9,439,568
Viasystems Group [a]	326,108	8,899,487
Vishay Intertechnology [a]	605,723	10,745,526
Zygo Corporation [a]	507,925	7,425,864

		163,410,244

Internet Software & Services - 2.0%
AOL [a]	613,200	11,975,796
Autobytel [a]	1,363,422	1,963,328
EarthLink	1,097,900	8,596,557
InfoSpace [a]	1,049,559	9,089,181
Support.com [a]	706,185	3,665,100
ValueClick [a]	769,491	11,126,840
WebMediaBrands [a,b]	1,393,882	1,951,435

		48,368,237

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Energy Industries [a]	837,656	13,695,676
Alpha & Omega Semiconductor [a]	600,963	7,626,220
ANADIGICS [a]	1,401,693	6,279,585
ATMI [a]	465,400	8,786,752
AXT [a]	631,130	4,525,202
Brooks Automation [a]	1,090,800	14,976,684
BTU International [a,b,c]	658,855	7,247,405
Cohu	353,200	5,425,152
Fairchild Semiconductor International [a]	491,500	8,945,300
FEI Company [a]	343,475	11,581,977
Integrated Silicon Solution [a]	465,775	4,317,734
International Rectifier [a]	151,992	5,024,856
Kulicke & Soffa Industries [a]	735,400	6,875,990
MEMC Electronic Materials [a]	1,140,500	14,780,880
Mindspeed Technologies [a,b]	42,500	359,550
Nanometrics [a]	741,942	13,421,731
Novellus Systems [a]	234,901	8,721,874
Pericom Semiconductor [a]	989,929	10,265,564
PLX Technology [a]	1,163,112	4,245,359
Rudolph Technologies [a]	370,111	4,049,014
Spire Corporation [a,b]	346,959	1,637,646
Standard Microsystems [a]	354,900	8,751,834
SunPower Corporation Cl. B [a]	952,868	15,884,310
Ultra Clean Holdings [a]	338,506	3,500,152
Varian Semiconductor Equipment Associates [a]	29,800	1,450,366
Vitesse Semiconducter [a,b]	483,058	2,342,831

		194,719,644

Software - 2.3%
Actuate Corporation [a]	551,683	2,868,751
Aspen Technology [a]	470,935	7,059,316
Bottomline Technologies [a]	583,214	14,662,000
Cinedigm Digital Cinema Cl. A [a]	983,700	1,760,823
Epicor Software [a]	489,585	5,419,706
Mentor Graphics [a]	841,200	12,306,756
S1 Corporation [a]	1,041,057	6,954,261
Smith Micro Software [a]	356,601	3,337,785

		54,369,398

Total		610,082,579

Materials – 11.4%
Chemicals - 5.4%
Chemtura Corporation [a]	539,650	9,281,980
Cytec Industries	142,463	7,745,713
Ferro Corporation [a]	980,795	16,271,389
H.B. Fuller Company	454,200	9,756,216
Koppers Holdings	108,792	4,645,418
Material Sciences [a,c]	991,950	7,151,960
Minerals Technologies	154,300	10,572,636
OM Group [a]	433,780	15,850,321
PolyOne Corporation	628,100	8,925,301
Quaker Chemical	258,700	10,391,979
Solutia [a]	520,400	13,218,160
Spartech Corporation [a]	1,079,167	7,823,961
Zoltek Companies [a,b]	661,950	8,889,989

		130,525,023

Construction Materials - 0.6%
Texas Industries	310,177	14,029,306

Containers & Packaging - 1.3%
Boise	855,400	7,835,464
GCB Jefferson Smurfit-Stone Container [a]	3,677,000	271,178
Graphic Packaging Holding Company [a]	956,800	5,185,856
Smurfit-Stone Container [a,b]	124,206	4,800,562
Stone & Webster (Warrants) [a]	2,206,000	159,935
Temple-Inland	526,800	12,327,120

		30,580,115

Metals & Mining - 3.6%
Carpenter Technology	376,581	16,083,775
Century Aluminum [a,b]	1,000,600	18,691,208
Commercial Metals	367,150	6,340,680
Haynes International	395,891	21,952,156
Kaiser Aluminum	289,400	14,252,950
RTI International Metals [a]	344,700	10,737,405

		88,058,174

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [a]	1,145,100	12,023,550

Total		275,216,168

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
General Communication Cl. A [a]	768,937	8,412,171
Iridium Communications [a,b]	818,346	6,522,217

Total		14,934,388

Miscellaneous [e] – 2.2%
Total		53,071,658

TOTAL COMMON STOCKS
(Cost $1,779,601,290)		2,222,451,297

	PRINCIPAL AMOUNT

CORPORATE BOND – 0.1%
Hovnanian Enterprises 7.25% Conv. due 2/15/14
(Cost $3,861,429)	$ 3,890,000	3,298,720

REPURCHASE AGREEMENT – 7.7%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $183,931,204 (collateralized by obligations of various U.S. Government Agencies, 0.58% due 6/10/11, valued at $188,530,000) (Cost $183,931,000)		183,931,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.009864%)
(Cost $57,481,080)		57,481,080

TOTAL INVESTMENTS – 102.6%
(Cost $2,024,874,799)		2,467,162,097

LIABILITIES LESS CASH AND OTHER ASSETS – (2.6)%		(61,689,805)

NET ASSETS – 100.0%		$2,405,472,292

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.3%

Consumer Discretionary – 21.1%
Auto Components - 2.3%
Dorman Products [a,c]	1,371,500	$57,726,435

Hotels, Restaurants & Leisure - 0.6%
Bowl America Cl. A [c]	334,000	4,181,680
Frisch’s Restaurants [c]	505,100	10,733,375

		14,915,055

Household Durables - 2.2%
CSS Industries [c]	816,300	15,387,255
Hooker Furniture [c]	1,071,800	12,818,728
Universal Electronics [a,c]	866,500	25,613,740

		53,819,723

Internet & Catalog Retail - 0.5%
PetMed Express	851,500	13,504,790

Leisure Equipment & Products - 0.6%
Hasbro	318,500	14,918,540

Media - 1.8%
Meredith Corporation	1,300,200	44,102,784

Specialty Retail - 9.1%
American Eagle Outfitters	3,920,600	62,298,334
Bed Bath & Beyond [a]	1,200,000	57,924,000
Buckle (The)	427,500	17,271,000
Children’s Place Retail Stores [a]	403,309	20,096,887
Finish Line (The) Cl. A	1,035,556	20,555,787
PetSmart	718,200	29,410,290
Tiffany & Co.	306,200	18,812,928

		226,369,226

Textiles, Apparel & Luxury Goods - 4.0%
Deckers Outdoor [a]	484,400	41,731,060
Movado Group [a,c]	1,410,700	20,709,076
Volcom	516,000	9,561,480
Wolverine World Wide	778,200	29,011,296

		101,012,912

Total		526,369,465

Consumer Staples – 6.3%
Beverages - 0.9%
National Beverage	1,721,600	23,637,568

Food & Staples Retailing - 1.5%
Arden Group Cl. A	153,295	11,697,941
Weis Markets	653,902	26,456,875

		38,154,816

Food Products - 3.9%
J&J Snack Foods	635,855	29,929,695
Lancaster Colony	1,095,767	66,403,480

		96,333,175

Total		158,125,559

Health Care – 8.1%
Health Care Equipment & Supplies - 2.1%
Atrion Corporation [c]	155,100	27,060,297
STERIS Corporation	470,840	16,262,814
Utah Medical Products [c]	294,816	8,531,975

		51,855,086

Health Care Providers & Services - 2.1%
Owens & Minor	699,000	22,703,520
Psychemedics Corporation [c]	517,800	5,721,690
Schein (Henry) [a]	332,100	23,303,457

		51,728,667

Life Sciences Tools & Services - 3.9%
Bio-Rad Laboratories Cl. A [a]	696,482	83,675,347
Pharmaceutical Product Development	548,500	15,198,935

		98,874,282

Total		202,458,035

Industrials – 24.6%
Aerospace & Defense - 2.6%
National Presto Industries [c]	583,620	65,762,302

Building Products - 0.6%
Insteel Industries [c]	974,701	13,782,272

Commercial Services & Supplies - 2.2%
Cintas Corporation	586,400	17,750,328
UniFirst Corporation	705,850	37,417,108

		55,167,436

Construction & Engineering - 0.8%
Baker (Michael) [a,c]	672,210	19,541,145

Electrical Equipment - 8.0%
Hubbell Cl. B	1,006,000	71,456,180
Powell Industries [a]	476,000	18,773,440
Regal-Beloit	633,500	46,771,305
Thomas & Betts [a]	1,054,000	62,681,380

		199,682,305

Industrial Conglomerates - 2.0%
Carlisle Companies	560,000	24,948,000
Standex International [c]	659,000	24,969,510

		49,917,510

Machinery - 5.1%
Ampco-Pittsburgh [c]	942,577	25,996,274
Foster (L.B.) Company Cl. A [c]	834,500	35,975,295
Hurco Companies [a]	304,723	9,294,051
Kaydon Corporation	674,800	26,445,412
Met-Pro Corporation [c]	907,533	10,799,643
Wabtec Corporation	260,000	17,635,800

		126,146,475

Professional Services - 0.8%
Towers Watson & Company Cl. A	365,000	20,242,900

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies	1,144,900	38,079,374
Watsco	356,700	24,865,557

		62,944,931

Total		613,187,276

Information Technology – 17.4%
Communications Equipment - 3.4%
Arris Group [a]	3,247,200	41,369,328
Plantronics	1,183,900	43,354,418

		84,723,746

Computers & Peripherals - 0.2%
Rimage Corporation	301,500	4,869,225

Electronic Equipment, Instruments & Components - 7.7%
AVX Corporation	5,369,884	80,064,971
Littelfuse	522,628	29,842,059
Mesa Laboratories [c]	309,648	8,846,643
Park Electrochemical [c]	1,674,700	54,009,075
Vishay Intertechnology [a]	1,066,300	18,916,162

		191,678,910

IT Services - 3.4%
Computer Services [c,d]	827,911	22,229,410
NeuStar Cl. A [a]	1,379,600	35,290,168
Total System Services	1,502,000	27,066,040

		84,585,618

Office Electronics - 0.4%
Zebra Technologies Cl. A [a]	222,800	8,742,672

Semiconductors & Semiconductor Equipment - 2.2%
Teradyne [a]	3,118,500	55,540,485

Software - 0.1%
Versant Corporation [a,c]	172,282	2,270,677

Total		432,411,333

Materials – 10.8%
Chemicals - 8.2%
Hawkins [c]	622,042	25,553,485
Lubrizol Corporation (The)	758,400	101,595,264
Schulman (A.)	1,358,000	33,569,760
Stepan Company [c]	589,465	42,736,213

		203,454,722

Construction Materials - 0.1%
Monarch Cement	76,500	1,931,625

Metals & Mining - 0.1%
Central Steel & Wire [d]	3,079	1,985,955

Paper & Forest Products - 2.4%
Clearwater Paper [a,c]	751,770	61,194,078

Total		268,566,380

TOTAL COMMON STOCKS
(Cost $1,606,303,029)		2,201,118,048

REPURCHASE AGREEMENT – 11.8%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $293,078,326 (collateralized by obligations of various U.S. Government Agencies, 0.50%-3.375% due 6/21/11-7/27/11, valued at $300,406,438) (Cost $293,078,000)		293,078,000

TOTAL INVESTMENTS – 100.1%
(Cost $1,899,381,029)		2,494,196,048

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(2,366,098)

NET ASSETS – 100.0%		$2,491,829,950

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.5%

Consumer Discretionary – 15.7%
Automobiles - 1.4%
Thor Industries	878,840	$29,326,891

Hotels, Restaurants & Leisure - 0.8%
International Speedway Cl. A	537,495	16,017,351

Multiline Retail - 1.2%
Family Dollar Stores	481,995	24,735,983

Specialty Retail - 9.9%
American Eagle Outfitters	1,699,946	27,012,142
Ascena Retail Group [a]	1,425,660	46,205,641
Buckle (The)	1,136,046	45,896,258
GameStop Corporation Cl. A [a]	2,505,826	56,431,202
Jos. A. Bank Clothiers [a]	539,317	27,440,449

		202,985,692

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s [a]	330,755	9,469,516
Coach	349,795	18,203,332
Fossil [a]	222,604	20,846,864

		48,519,712

Total		321,585,629

Consumer Staples – 2.0%
Food Products - 1.7%
Hormel Foods	1,279,288	35,615,378

Personal Products - 0.3%
Nu Skin Enterprises Cl. A	174,500	5,016,875

Total		40,632,253

Energy – 9.3%
Energy Equipment & Services - 8.5%
Helmerich & Payne	895,606	61,519,176
Oil States International [a]	47,985	3,653,578
Rowan Companies [a]	490,913	21,688,537
Trican Well Service	1,483,400	33,493,168
Unit Corporation [a]	863,675	53,504,666

		173,859,125

Oil, Gas & Consumable Fuels - 0.8%
Cimarex Energy	140,992	16,247,918

Total		190,107,043

Financials – 17.0%
Capital Markets - 7.0%
Ashmore Group	5,981,000	31,796,886
Federated Investors Cl. B	1,769,611	47,337,094
Knight Capital Group Cl. A [a]	2,508,532	33,614,329
Partners Group Holding	68,990	13,189,596
Value Partners Group	20,000,000	18,898,124

		144,836,029

Diversified Financial Services - 1.7%
PICO Holdings [a]	397,222	11,940,493
TMX Group	566,000	22,663,352

		34,603,845

Insurance - 8.3%
Allied World Assurance Company Holdings	620,589	38,904,725
Alterra Capital Holdings	705,286	15,756,089
Arch Capital Group [a]	364,535	36,158,227
Aspen Insurance Holdings	452,020	12,457,671
PartnerRe	464,405	36,799,452
Reinsurance Group of America	207,800	13,045,684
Validus Holdings	505,098	16,834,916

		169,956,764

Total		349,396,638

Health Care – 5.4%
Health Care Providers & Services - 5.4%
Chemed Corporation	317,347	21,138,484
LHC Group [a]	926,313	27,789,390
Magellan Health Services [a]	234,837	11,525,800
MEDNAX [a]	477,491	31,805,675
Patterson Companies	550,729	17,727,967

Total		109,987,316

Industrials – 7.5%
Building Products - 0.7%
Simpson Manufacturing	492,200	14,500,212

Construction & Engineering - 1.3%
Jacobs Engineering Group [a]	502,500	25,843,575

Electrical Equipment - 1.7%
GrafTech International [a]	1,720,125	35,486,179

Machinery - 2.6%
Gardner Denver	166,375	12,982,241
Lincoln Electric Holdings	217,935	16,545,625
Pfeiffer Vacuum Technology	169,089	23,718,858

		53,246,724

Marine - 1.2%
Kirby Corporation [a]	448,949	25,720,288

Total		154,796,978

Information Technology – 17.9%
Communications Equipment - 1.3%
Comtech Telecommunications	968,680	26,328,722

IT Services - 5.7%
ManTech International Cl. A [a]	1,092,724	46,331,498
MAXIMUS	524,211	42,550,207
Total System Services	1,576,700	28,412,134

		117,293,839

Semiconductors & Semiconductor Equipment - 10.9%
Aixtron ADR [b]	689,397	30,250,740
Cabot Microelectronics [a]	323,609	16,908,570
Lam Research [a]	368,200	20,862,212
LSI Corporation [a]	900,000	6,120,000
MKS Instruments	894,404	29,783,653
Novellus Systems [a]	700,231	25,999,577
Teradyne [a]	2,062,223	36,728,192
Varian Semiconductor Equipment Associates [a]	1,149,200	55,931,564

		222,584,508

Total		366,207,069

Materials – 17.0%
Metals & Mining - 17.0%
Allied Nevada Gold [a]	1,556,100	55,210,428
Centamin Egypt [a]	7,221,600	15,642,455
Fresnillo	531,700	13,161,060
Hochschild Mining	1,380,000	14,267,908
Major Drilling Group International	2,424,300	41,184,343
Pan American Silver	1,175,430	43,643,716
Reliance Steel & Aluminum	996,500	57,577,770
Schnitzer Steel Industries Cl. A	676,100	43,953,261
Seabridge Gold [a]	950,900	30,257,638
Silver Standard Resources [a]	581,101	18,234,949
Sims Metal Management ADR	884,308	16,050,190

Total		349,183,718

Utilities – 2.3%
Gas Utilities - 2.3%
Energen Corporation	751,791	47,453,048

Total		47,453,048

Miscellaneous [e] – 0.4%
Total		8,767,210

TOTAL COMMON STOCKS
(Cost $1,416,702,805)		1,938,116,902

REPURCHASE AGREEMENT – 5.2%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $106,713,119 (collateralized by obligations of various U.S. Government Agencies, due 9/1/11, valued at $109,385,280) (Cost $106,713,000)		106,713,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $1,829,476)		1,829,476

TOTAL INVESTMENTS – 99.8%
(Cost $1,525,245,281)		2,046,659,378

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		3,659,757

NET ASSETS – 100.0%		$2,050,319,135

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Consumer Discretionary – 9.1%
Hotels, Restaurants & Leisure - 0.2%
Cosi [a,b,c]	4,975,812	$6,120,249

Media - 0.7%
DreamWorks Animation SKG Cl. A [a]	806,548	22,526,885

Specialty Retail - 5.2%
Casual Male Retail Group [a,c]	3,858,734	18,946,384
Jos. A. Bank Clothiers [a]	558,000	28,391,040
Monro Muffler Brake	361,358	11,917,587
O’Reilly Automotive [a]	293,000	16,835,780
Rent-A-Center	875,000	30,546,250
Tractor Supply	561,000	33,581,460
Williams-Sonoma	731,000	29,605,500

		169,824,001

Textiles, Apparel & Luxury Goods - 3.0%
Carter’s [a]	1,453,200	41,605,116
Coach	771,500	40,148,860
Gildan Activewear	538,342	17,641,467

		99,395,443

Total		297,866,578

Consumer Staples – 2.8%
Food & Staples Retailing - 0.3%
United Natural Foods [a]	210,417	9,430,890

Food Products - 2.1%
Darling International [a]	2,505,262	38,505,877
Sanderson Farms	410,671	18,858,012
Snyders-Lance	563,000	11,175,550

		68,539,439

Personal Products - 0.4%
Inter Parfums	818,724	15,154,581

Total		93,124,910

Energy – 7.8%
Energy Equipment & Services - 4.2%
Ensign Energy Services	1,731,700	32,615,619
Global Industries [a]	100,000	979,000
Pason Systems	1,491,000	24,222,022
Tesco Corporation [a]	407,700	8,949,015
Trican Well Service	1,453,800	32,824,840
Unit Corporation [a]	614,400	38,062,080

		137,652,576

Oil, Gas & Consumable Fuels - 3.6%
Bill Barrett [a]	546,200	21,798,842
Comstock Resources [a,b]	712,198	22,035,406
Energy Partners [a]	1,582,060	28,477,080
Rex Energy [a]	2,096,000	24,418,400
SouthGobi Resources [a]	1,377,500	20,081,956

		116,811,684

Total		254,464,260

Financials – 9.8%
Capital Markets - 4.4%
Ashmore Group	1,450,000	7,708,658
Knight Capital Group Cl. A [a]	2,090,700	28,015,380
Northern Trust	480,000	24,360,000
Partners Group Holding	119,000	22,750,571
Raymond James Financial	871,000	33,307,040
Sprott	700,000	6,548,737
TradeStation Group [a,c]	2,190,000	15,373,800
U.S. Global Investors Cl. A	500,000	4,055,000
Value Partners Group	2,550,000	2,409,511

		144,528,697

Commercial Banks - 3.3%
Associated Banc-Corp	1,200,000	17,820,000
Bancorp (The) [a]	1,467,170	13,541,979
Columbia Banking System	255,000	4,888,350
Enterprise Financial Services	599,800	8,439,186
Fifth Third Bancorp	1,563,800	21,705,544
SVB Financial Group [a]	236,000	13,435,480
Umpqua Holdings	1,162,300	13,296,712
Zions Bancorporation	599,000	13,812,940

		106,940,191

Diversified Financial Services - 0.7%
PICO Holdings [a]	737,222	22,160,894

Insurance - 0.7%
Brown & Brown	926,100	23,893,380

Thrifts & Mortgage Finance - 0.7%
Berkshire Hills Bancorp [c]	1,088,300	22,691,055

Total		320,214,217

Health Care – 5.6%
Biotechnology - 1.6%
Myriad Genetics [a]	2,252,400	45,385,860
Rigel Pharmaceuticals [a]	1,050,000	7,465,500

		52,851,360

Health Care Equipment & Supplies - 2.1%
C.R. Bard	356,000	35,354,360
Cerus Corporation [a,c]	2,884,500	8,336,205
Thoratec Corporation [a]	950,000	24,633,500

		68,324,065

Health Care Providers & Services - 1.3%
Magellan Health Services [a]	325,000	15,951,000
Schein (Henry) [a]	382,000	26,804,940

		42,755,940

Life Sciences Tools & Services - 0.6%
Caliper Life Sciences [a,c]	2,685,500	18,153,980

Total		182,085,345

Industrials – 16.2%
Building Products - 0.7%
Quanex Building Products	1,133,533	22,251,253

Commercial Services & Supplies - 2.3%
Cintas Corporation	1,358,700	41,127,849
Ritchie Bros. Auctioneers	620,600	17,469,890
UniFirst Corporation	284,400	15,076,044

		73,673,783

Electrical Equipment - 2.2%
Acuity Brands	432,600	25,302,774
American Superconducter [a,b]	428,000	10,644,360
Thomas & Betts [a]	582,562	34,644,962

		70,592,096

Machinery - 3.7%
Kennametal	1,105,100	43,098,900
Tennant Company	649,502	27,305,064
Valmont Industries	492,000	51,350,040

		121,754,004

Professional Services - 1.3%
Robert Half International	1,409,800	43,139,880

Road & Rail - 2.8%
Celadon Group [a,c]	1,808,600	29,371,664
Heartland Express	1,000,000	17,560,000
Knight Transportation	725,100	13,958,175
Werner Enterprises	1,186,000	31,393,420

		92,283,259

Trading Companies & Distributors - 3.2%
Grainger (W.W.)	235,600	32,437,408
MSC Industrial Direct Cl. A	530,300	36,309,641
Watsco	521,100	36,325,881

		105,072,930

Total		528,767,205

Information Technology – 27.6%
Communications Equipment - 6.2%
ADTRAN	634,500	26,940,870
Brocade Communications Systems [a]	6,426,000	39,519,900
Comverse Technology [a]	1,138,400	8,549,384
Digi International [a,c]	1,261,800	13,324,608
Finisar Corporation [a]	1,025,000	25,215,000
Harmonic [a]	1,902,300	17,843,574
Infinera Corporation [a]	1,143,833	9,596,759
Oplink Communications [a,c]	1,489,012	29,020,844
Polycom [a]	628,000	32,561,800

		202,572,739

Computers & Peripherals - 4.4%
Avid Technology [a,c]	2,487,672	55,475,086
Intermec [a]	184,388	1,989,546
SanDisk Corporation [a]	681,000	31,387,290
STEC [a,b]	2,105,000	42,289,450
Xyratex [a]	1,027,000	11,481,860

		142,623,232

Electronic Equipment, Instruments & Components - 7.7%
Checkpoint Systems [a]	1,048,700	23,574,776
FARO Technologies [a,c]	939,800	37,592,000
GSI Group [a,c]	1,674,238	17,244,651
IPG Photonics [a]	759,299	43,796,366
Littelfuse	804,695	45,948,085
Mercury Computer Systems [a,c]	2,253,749	47,689,329
Rogers Corporation [a]	39,043	1,759,278
Trimble Navigation [a]	649,000	32,800,460

		250,404,945

Internet Software & Services - 0.8%
Liquidity Services [a,c]	1,518,736	27,124,625

IT Services - 1.0%
Total System Services	1,863,000	33,571,260

Semiconductors & Semiconductor Equipment - 7.0%
International Rectifier [a]	1,637,048	54,120,807
Lattice Semiconductor [a]	5,228,700	30,849,330
LSI Corporation [a]	3,400,000	23,120,000
Micrel	2,779,610	37,469,143
Supertex [a]	449,030	10,004,388
TriQuint Semiconductor [a]	2,211,000	28,544,010
Varian Semiconductor Equipment Associates [a]	908,000	44,192,360

		228,300,038

Software - 0.5%
Accelrys [a]	2,023,875	16,191,000

Total		900,787,839

Materials – 13.2%
Chemicals - 0.7%
Intrepid Potash [a]	600,000	20,892,000

Metals & Mining - 12.5%
Agnico-Eagle Mines	265,100	17,589,385
Alamos Gold	2,287,600	36,195,754
Allied Nevada Gold [a]	1,836,400	65,155,472
Centamin Egypt [a]	3,300,000	7,148,014
Detour Gold [a]	462,000	14,610,542
Hochschild Mining	1,315,000	13,595,868
Horsehead Holding Corporation [a]	1,701,353	29,008,069
Pan American Silver	187,000	6,943,310
Pretium Resources [a]	769,400	7,872,561
Reliance Steel & Aluminum	756,100	43,687,458
Silver Standard Resources [a]	1,696,900	53,248,722
Sims Metal Management	516,121	9,347,707
Sims Metal Management ADR	1,200,125	21,782,269
Sprott Resource [a]	1,440,000	7,976,071
Talison Lithium [a]	2,696,000	14,599,278
Worthington Industries	2,876,100	60,168,012

		408,928,492

Total		429,820,492

Miscellaneous [e] – 3.9%
Total		128,041,417

TOTAL COMMON STOCKS
(Cost $2,503,148,526)		3,135,172,263

REPURCHASE AGREEMENT – 4.0%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $131,419,146 (collateralized by obligations of various U.S. Government Agencies, due 9/1/11, valued at $134,707,613) (Cost $131,419,000)		131,419,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.2%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $37,497,311)		37,497,311

TOTAL INVESTMENTS – 101.2%
(Cost $2,672,064,837)		3,304,088,574

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(39,096,416)

NET ASSETS – 100.0%		$3,264,992,158

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Discretionary – 9.3%
Auto Components - 0.7%
Drew Industries	158,456	$3,538,323

Diversified Consumer Services - 0.7%
Universal Technical Institute	182,232	3,544,413

Household Durables - 2.8%
Ethan Allen Interiors	164,100	3,593,790
Mohawk Industries [a]	89,715	5,486,072
NVR [a]	7,200	5,443,200

		14,523,062

Media - 1.7%
DreamWorks Animation SKG Cl. A [a]	115,000	3,211,950
Morningstar	93,872	5,480,247

		8,692,197

Specialty Retail - 0.8%
Ascena Retail Group [a]	118,500	3,840,585

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s [a]	124,000	3,550,120
Columbia Sportswear	56,800	3,375,056
Warnaco Group (The) [a]	114,500	6,548,255

		13,473,431

Total		47,612,011

Consumer Staples – 0.7%
Food Products - 0.7%
Sanderson Farms	84,700	3,889,424

Total		3,889,424

Energy – 8.8%
Energy Equipment & Services - 8.8%
Ensign Energy Services	201,500	3,795,142
Helmerich & Payne	123,800	8,503,822
Oil States International [a]	100,400	7,644,456
Pason Systems	302,800	4,919,133
SEACOR Holdings	41,500	3,837,090
ShawCor Cl. A	149,400	5,618,488
Trican Well Service	262,700	5,931,411
Unit Corporation [a]	73,200	4,534,740

Total		44,784,282

Financials – 11.1%
Capital Markets - 9.6%
Affiliated Managers Group [a]	46,997	5,140,062
AllianceBernstein Holding L.P.	182,639	3,981,530
Artio Global Investors Cl. A	195,032	3,151,717
Cohen & Steers	149,800	4,446,064
Cowen Group Cl. A [a]	725,080	2,907,571
Federated Investors Cl. B	189,200	5,061,100
Knight Capital Group Cl. A [a]	294,300	3,943,620
Lazard Cl. A	128,800	5,355,504
SEI Investments	239,000	5,707,320
Waddell & Reed Financial Cl. A	125,900	5,112,799
Westwood Holdings Group	100,395	4,040,899

		48,848,186

Diversified Financial Services - 0.9%
Interactive Brokers Group Cl. A	288,200	4,579,498

Insurance - 0.6%
Brown & Brown	128,900	3,325,620

Total		56,753,304

Health Care – 2.1%
Life Sciences Tools & Services - 2.1%
ICON ADR [a]	257,100	5,550,789
PerkinElmer	197,900	5,198,833

Total		10,749,622

Industrials – 28.0%
Aerospace & Defense - 1.1%
HEICO Corporation Cl. A	126,650	5,696,717

Air Freight & Logistics - 2.7%
Expeditors International of Washington	108,800	5,455,232
Forward Air	149,800	4,588,374
UTi Worldwide	174,900	3,539,976

		13,583,582

Building Products - 0.7%
Simpson Manufacturing	115,500	3,402,630

Commercial Services & Supplies - 2.0%
Brink’s Company (The)	152,115	5,036,528
Cintas Corporation	178,300	5,397,141

		10,433,669

Construction & Engineering - 4.2%
EMCOR Group [a]	185,300	5,738,741
Jacobs Engineering Group [a]	95,000	4,885,850
KBR	146,600	5,537,082
Quanta Services [a]	225,000	5,046,750

		21,208,423

Electrical Equipment - 3.0%
AZZ	113,400	5,171,040
GrafTech International [a]	311,900	6,434,497
Regal-Beloit	53,500	3,949,905

		15,555,442

Machinery - 6.3%
CLARCOR	88,200	3,962,826
Gardner Denver	56,800	4,432,104
Kaydon Corporation	134,500	5,271,055
Kennametal	161,900	6,314,100
Valmont Industries	62,600	6,533,562
Wabtec Corporation	82,500	5,595,975

		32,109,622

Marine - 0.9%
Kirby Corporation [a]	77,500	4,439,975

Professional Services - 3.8%
Advisory Board (The) [a]	58,491	3,012,286
CRA International [a]	157,313	4,535,334
Manpower	95,266	5,990,326
Verisk Analytics Cl. A [a]	180,100	5,900,076

		19,438,022

Road & Rail - 1.7%
Arkansas Best	135,800	3,519,936
Landstar System	116,500	5,321,720

		8,841,656

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies	111,300	3,701,838
MSC Industrial Direct Cl. A	65,500	4,484,785

		8,186,623

Total		142,896,361

Information Technology – 20.1%
Communications Equipment - 1.1%
ADTRAN	127,800	5,426,388

Computers & Peripherals - 0.6%
Diebold	90,500	3,209,130

Electronic Equipment, Instruments & Components - 7.0%
Coherent [a]	108,700	6,316,557
DTS [a]	80,600	3,758,378
FARO Technologies [a]	142,387	5,695,480
FLIR Systems	111,700	3,865,937
National Instruments	193,200	6,331,164
Plexus Corporation [a]	98,400	3,449,904
Rofin-Sinar Technologies [a]	163,500	6,458,250

		35,875,670

IT Services - 4.3%
Gartner [a]	102,000	4,250,340
MAXIMUS	52,300	4,245,191
Sapient Corporation [a]	357,900	4,097,955
SRA International Cl. A [a]	149,175	4,230,603
Total System Services	280,600	5,056,412

		21,880,501

Semiconductors & Semiconductor Equipment - 4.3%
Aixtron ADR	97,000	4,256,360
Cabot Microelectronics [a]	126,700	6,620,075
Cymer [a]	81,500	4,611,270
Diodes [a]	100,000	3,406,000
International Rectifier [a]	100,000	3,306,000

		22,199,705

Software - 2.8%
ANSYS [a]	60,000	3,251,400
Blackbaud	127,100	3,462,204
Blackboard [a,b]	92,000	3,334,080
NetScout Systems [a]	156,200	4,267,384

		14,315,068

Total		102,906,462

Materials – 10.1%
Chemicals - 1.2%
Intrepid Potash [a]	175,900	6,124,838

Containers & Packaging - 1.2%
Greif Cl. A	91,200	5,965,392

Metals & Mining - 7.7%
Cliffs Natural Resources	35,800	3,518,424
Fresnillo	170,000	4,207,975
Major Drilling Group International	423,000	7,185,982
Randgold Resources ADR [a]	70,700	5,764,878
Reliance Steel & Aluminum	101,400	5,858,892
Schnitzer Steel Industries Cl. A	57,600	3,744,576
Sims Metal Management ADR	296,117	5,374,524
Steel Dynamics	208,500	3,913,545

		39,568,796

Total		51,659,026

Miscellaneous [e] – 2.0%
Total		10,096,659

TOTAL COMMON STOCKS
(Cost $339,808,635)		471,347,151

REPURCHASE AGREEMENT – 9.3%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $47,566,053 (collateralized by obligations of various U.S. Government Agencies, due 8/15/11, valued at $48,760,000) (Cost $47,566,000)		47,566,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $1,216,947)		1,216,947

TOTAL INVESTMENTS – 101.8%
(Cost $388,591,582)		520,130,098

LIABILITIES LESS CASH AND OTHER ASSETS – (1.8)%		(9,076,337)

NET ASSETS – 100.0%		$511,053,761

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Discretionary – 19.6%
Auto Components - 3.3%
Drew Industries	1,900	$42,427
Fuel Systems Solutions [a]	1,900	57,342
Spartan Motors	4,600	31,556

		131,325

Distributors - 0.3%
Audiovox Corporation Cl. A [a]	1,460	11,680

Diversified Consumer Services - 0.9%
Lincoln Educational Services	2,300	36,547

Hotels, Restaurants & Leisure - 0.9%
Papa John’s International [a]	1,100	34,837

Household Durables - 2.8%
Blyth	900	29,241
CSS Industries	1,581	29,802
Universal Electronics [a]	1,700	50,252

		109,295

Internet & Catalog Retail - 0.7%
NutriSystem	1,800	26,082

Leisure Equipment & Products - 3.3%
Arctic Cat [a]	2,500	38,875
JAKKS Pacific [a]	2,200	42,570
Sturm, Ruger & Co.	2,200	50,534

		131,979

Media - 0.9%
Global Sources [a]	2,900	33,727

Specialty Retail - 5.6%
Finish Line (The) Cl. A	2,200	43,670
Kirkland’s [a]	2,900	44,776
Shoe Carnival [a]	1,300	36,465
Stein Mart	2,700	27,297
Systemax [a]	1,400	18,928
Wet Seal (The) Cl. A [a]	11,800	50,504

		221,640

Textiles, Apparel & Luxury Goods - 0.9%
Barry (R.G.)	2,700	35,343

Total		772,455

Consumer Staples – 1.9%
Household Products - 0.7%
Oil-Dri Corporation of America	1,300	27,690

Personal Products - 1.2%
Schiff Nutrition International Cl. A	5,000	45,550

Total		73,240

Energy – 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Energy Partners [a]	1,200	21,600
PetroQuest Energy [a]	5,600	52,416
TransGlobe Energy [a]	3,300	50,160
VAALCO Energy [a]	6,500	50,440

Total		174,616

Financials – 4.5%
Insurance - 4.5%
American Safety Insurance Holdings [a]	1,700	36,431
Amerisafe [a]	1,700	37,587
Hallmark Financial Services [a]	3,020	25,307
Maiden Holdings	5,100	38,199
Meadowbrook Insurance Group	3,899	40,355

Total		177,879

Health Care – 15.5%
Biotechnology - 1.2%
SciClone Pharmaceuticals [a]	11,200	45,248

Health Care Equipment & Supplies - 5.1%
Atrion Corporation	200	34,894
CryoLife [a]	7,800	47,580
ICU Medical [a]	800	35,024
Kensey Nash [a]	1,267	31,561
Symmetry Medical [a]	3,000	29,400
Utah Medical Products	813	23,528

		201,987

Health Care Providers & Services - 7.0%
Almost Family [a]	900	33,876
Amedisys [a]	1,300	45,500
Continucare Corporation [a]	12,100	64,735
LHC Group [a]	1,300	39,000
Metropolitan Health Networks [a]	9,148	43,270
Molina Healthcare [a]	1,200	48,000

		274,381

Pharmaceuticals - 2.2%
Hi-Tech Pharmacal [a]	1,900	38,247
Obagi Medical Products [a]	3,800	48,032

		86,279

Total		607,895

Industrials – 17.9%
Aerospace & Defense - 0.9%
Ducommun	1,400	33,460

Building Products - 0.6%
Apogee Enterprises	1,800	23,742

Commercial Services & Supplies - 2.0%
APAC Customer Services [a]	8,400	50,484
Ennis	1,700	28,951

		79,435

Construction & Engineering - 2.2%
Baker (Michael) [a]	800	23,256
Comfort Systems USA	3,000	42,210
Sterling Construction [a]	1,300	21,944

		87,410

Electrical Equipment - 4.7%
AZZ	800	36,480
Fushi Copperweld [a]	7,000	56,140
LaBarge [a]	2,100	37,170
Powell Industries [a]	700	27,608
Preformed Line Products	400	27,668

		185,066

Machinery - 4.3%
Alamo Group	1,100	30,195
Force Protection [a]	4,500	22,050
Foster (L.B.) Company Cl. A	900	38,799
Graham Corporation	2,100	50,274
Miller Industries	1,700	27,608

		168,926

Professional Services - 3.2%
GP Strategies [a]	3,100	42,160
Heidrick & Struggles International	1,300	36,179
ICF International [a]	1,100	22,594
VSE Corporation	900	26,739

		127,672

Total		705,711

Information Technology – 24.7%
Communications Equipment - 4.6%
Bel Fuse Cl. B	1,200	26,412
Communications Systems	2,000	30,880
DragonWave [a]	5,200	43,316
Symmetricom [a]	4,300	26,359
Westell Technologies Cl. A [a]	15,000	52,500

		179,467

Computers & Peripherals - 4.4%
Imation Corporation [a]	2,800	31,192
Novatel Wireless [a]	5,500	30,030
Rimage Corporation	1,700	27,455
Super Micro Computer [a]	3,100	49,724
Xyratex [a]	3,000	33,540

		171,941

Electronic Equipment, Instruments & Components - 5.0%
DDi Corporation	3,400	35,938
Gerber Scientific [a]	4,114	38,507
Image Sensing Systems [a]	1,537	21,103
Multi-Fineline Electronix [a]	1,500	42,330
Nam Tai Electronics	5,198	33,475
RadiSys Corporation [a]	3,100	26,846

		198,199

Internet Software & Services - 1.3%
InfoSpace [a]	3,200	27,712
United Online	4,000	25,220

		52,932

IT Services - 1.1%
Dynamics Research [a]	2,700	44,145

Semiconductors & Semiconductor Equipment - 2.6%
Brooks Automation [a]	4,400	60,412
Integrated Silicon Solution [a]	4,300	39,861

		100,273

Software - 5.7%
Actuate Corporation [a]	8,600	44,720
ePlus [a]	1,600	42,576
Manhattan Associates [a]	1,000	32,720
Net 1 UEPS Technologies [a]	6,400	55,040
VASCO Data Security International [a]	3,500	48,055

		223,111

Total		970,068

Materials – 3.7%
Chemicals - 0.9%
Stepan Company	500	36,250

Metals & Mining - 1.7%
Richmont Mines [a]	3,800	25,308
Universal Stainless & Alloy Products [a]	1,200	40,476

		65,784

Paper & Forest Products - 1.1%
KapStone Paper and Packaging [a]	2,600	44,642

Total		146,676

Miscellaneous [e] – 3.1%
Total		120,127

TOTAL COMMON STOCKS
(Cost $3,218,445)		3,748,667

REPURCHASE AGREEMENT – 4.6%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $182,000 (collateralized by obligations of various U.S. Government Agencies, 0.70% due 5/27/11, valued at $190,000) (Cost $182,000)		182,000

TOTAL INVESTMENTS – 99.9%
(Cost $3,400,445)		3,930,667

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		2,098

NET ASSETS – 100.0%		$3,932,765

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 88.3%

Capital Markets - 55.3%
Affiliated Managers Group [a]	1,900	$207,803
AGF Management Cl. B	9,600	194,178
AllianceBernstein Holding L.P.	9,200	200,560
Artio Global Investors Cl. A	5,000	80,800
Ashmore Group	70,000	372,142
Azimut Holding	10,675	119,365
Bank Sarasin & Co. Cl. B	3,085	134,350
Banque Privee Edmond de Rothschild	3	91,453
Cohen & Steers	10,500	311,640
Cowen Group Cl. A [a]	30,700	123,107
Egyptian Financial Group-Hermes Holding	25,500	93,964
FBR Capital Markets [a]	29,000	103,820
Federated Investors Cl. B	6,400	171,200
GAM Holding [a]	3,300	62,695
GAMCO Investors Cl. A	3,300	152,988
Gartmore Group [a]	20,000	35,998
GFI Group	10,300	51,706
Gleacher & Company [a]	14,000	24,360
GMP Capital	6,000	97,597
HQ [a]	7,200	4,358
Invesco	10,425	266,463
Investec	8,500	65,138
IOOF Holdings	11,528	86,449
Janus Capital Group	10,700	133,429
Jefferies Group	5,900	147,146
Julius Baer Group	3,900	169,248
Jupiter Fund Management	51,200	236,056
KBW	4,500	117,855
KKR & Co. L.P.	11,000	180,510
Lazard Cl. A	5,000	207,900
MF Global Holdings [a]	16,000	132,480
Mirae Asset Securities	1,081	46,218
Mizuho Securities	10,800	28,694
MVC Capital	3,800	52,136
Northern Trust	3,000	152,250
Numis Corporation	28,000	51,880
Och-Ziff Capital Management Group LLC Cl. A	9,000	146,880
Oppenheimer Holdings Cl. A	4,300	144,093
Partners Group Holding	1,000	191,181
Raymond James Financial	5,100	195,024
Reinet Investments [a]	5,500	97,082
Samsung Securities	1,600	117,562
Sanders Morris Harris Group	18,200	145,782
SEI Investments	9,400	224,472
SHUAA Capital [a]	580,000	175,291
SPARX Group [a]	400	42,654
Sprott	43,900	410,699
Stifel Financial [a]	3,559	255,501
T. Rowe Price Group	3,400	225,828
Tokai Tokyo Financial Holdings	9,400	32,094
U.S. Global Investors Cl. A	19,700	159,767
UOB-Kay Hian Holdings	95,000	132,646
Value Partners Group	300,000	283,472
Virtus Investment Partners [a]	9,000	530,280
Vontobel Holding	3,000	115,950
VZ Holding	2,600	376,483
Waddell & Reed Financial Cl. A	5,900	239,599
Westwood Holdings Group	5,300	213,325

Total		9,163,601

Commercial Banks - 4.2%
Bank of N.T. Butterfield & Son [a,f]	10,871	13,698
BOK Financial	5,000	258,400
Fauquier Bankshares	2,400	33,240
First Republic Bank [a]	8,400	259,644
Peapack-Gladstone Financial	2,835	37,592
Wilber Corporation (The)	6,100	57,950
Wilmington Trust	7,400	33,448

Total		693,972

Consumer Finance - 1.2%
Credit Acceptance [a]	1,066	75,643
World Acceptance [a]	2,000	130,400

Total		206,043

Diversified Financial Services - 4.6%
Bolsas y Mercados Espanoles	4,000	121,709
Hellenic Exchanges	10,500	92,260
Interactive Brokers Group Cl. A	12,600	200,214
MSCI Cl. A [a]	2,800	103,096
RHJ International [a]	10,000	80,780
Singapore Exchange	25,000	155,692

Total		753,751

Insurance - 12.2%
Alleghany Corporation [a]	528	174,877
Berkley (W.R.)	7,100	228,691
Brown & Brown	2,600	67,080
E-L Financial	200	100,464
Enstar Group [a]	3,200	319,616
Erie Indemnity Cl. A	2,500	177,775
Gallagher (Arthur J.) & Co.	4,900	149,009
Hilltop Holdings [a]	5,200	52,208
Marsh & McLennan	9,300	277,233
Primerica	6,400	163,264
RLI	1,100	63,415
Validus Holdings	2,300	76,659
Willis Group Holdings	4,000	161,440

Total		2,011,731

IT Services - 2.8%
MasterCard Cl. A	700	176,204
Western Union	14,000	290,780

Total		466,984

Media - 1.6%
Morningstar	4,600	268,548

Total		268,548

Metals & Mining - 0.3%
Endeavour Mining [a]	17,900	48,004

Total		48,004

Professional Services - 1.0%
Verisk Analytics Cl. A [a]	5,000	163,800

Total		163,800

Real Estate Management & Development - 2.8%
Jones Lang LaSalle	2,100	209,454
Kennedy-Wilson Holdings [a]	22,676	246,261

Total		455,715

Software - 1.4%
Fair Isaac	7,400	233,914

Total		233,914

Miscellaneous [e] - 0.9%
Total		155,386

TOTAL COMMON STOCKS
(Cost $11,966,646)		14,621,449

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0.00% Conv.[a,f]
(Cost $555)	459	430

	PRINCIPAL AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00%
due 12/31/15
(Cost $10,560)	$10,500	6,877

REPURCHASE AGREEMENT – 12.0%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $1,986,002 (collateralized by obligations of various U.S. Government Agencies, 0.70% due 5/27/11, valued at $2,037,613) (Cost $1,986,000)		1,986,000

TOTAL INVESTMENTS – 100.3%
(Cost $13,963,761)		16,614,756

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(57,696)

NET ASSETS – 100.0%		$16,557,060

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.4%

Consumer Discretionary – 9.1%
Auto Components - 0.1%
Tianneng Power International	324,000	$157,865
Xinyi Glass Holdings	130,000	135,372

		293,237

Automobiles - 0.1%
Thor Industries	4,000	133,480

Distributors - 0.1%
Weyco Group	11,600	283,736

Diversified Consumer Services - 0.9%
Benesse Holdings	4,000	163,741
Regis Corporation	116,200	2,061,388

		2,225,129

Hotels, Restaurants & Leisure - 0.5%
Abu Dhabi National Hotels [f]	642,000	489,443
International Speedway Cl. A	21,500	640,700

		1,130,143

Household Durables - 1.3%
Ethan Allen Interiors	24,000	525,600
Hanssem	34,300	433,069
Harman International Industries	44,100	2,064,762
Hunter Douglas	5,000	254,848

		3,278,279

Internet & Catalog Retail - 0.4%
Manutan International	2,100	151,187
PetMed Express	56,000	888,160

		1,039,347

Media - 0.5%
Pico Far East Holdings	1,278,000	244,804
Value Line	30,000	444,000
World Wrestling Entertainment Cl. A	53,852	676,920

		1,365,724

Multiline Retail - 0.2%
Family Dollar Stores	8,300	425,956

Specialty Retail - 3.3%
American Eagle Outfitters	72,600	1,153,614
Ascena Retail Group [a]	47,700	1,545,957
Buckle (The)	70,310	2,840,524
Cato Corporation (The) Cl. A	23,710	580,895
Fielmann	3,200	302,260
Guess?	30,000	1,180,500
Le Chateau Cl. A	10,000	115,627
Lewis Group	41,000	451,515
Williams-Sonoma	5,100	206,550

		8,377,442

Textiles, Apparel & Luxury Goods - 1.7%
Barry (R.G.)	126,165	1,651,500
Marimekko	22,500	448,012
Stella International Holdings	314,000	700,778
Wolverine World Wide	42,200	1,573,216

		4,373,506

Total		22,925,979

Consumer Staples – 3.1%
Beverages - 0.1%
Thai Beverage	740,000	170,250

Food & Staples Retailing - 0.5%
Village Super Market Cl. A	41,257	1,200,579

Food Products - 1.8%
China Green (Holdings)	168,000	129,155
Hormel Foods	14,800	412,032
Industrias Bachoco ADR	6,100	169,153
J&J Snack Foods	35,184	1,656,111
Lancaster Colony	24,400	1,478,640
Lindt & Spruengli	4	130,060
Sanderson Farms	5,400	247,968
Super Group	346,000	354,097

		4,577,216

Personal Products - 0.7%
Nu Skin Enterprises Cl. A	66,100	1,900,375

Total		7,848,420

Energy – 4.2%
Energy Equipment & Services - 2.8%
Ensco ADR	29,700	1,717,848
Ensign Energy Services	25,300	476,512
Exterran Partners L.P.	6,404	179,440
Helmerich & Payne	26,400	1,813,416
Lamprell	71,000	401,491
Lufkin Industries	7,400	691,678
Oil States International [a]	7,000	532,980
TGS-NOPEC Geophysical	18,500	496,433
Tidewater	12,600	754,110

		7,063,908

Oil, Gas & Consumable Fuels - 1.4%
Cimarex Energy	2,600	299,624
Golar LNG	10,700	273,706
Golar LNG Energy [a]	3,056	12,102
Natural Resource Partners L.P.	37,500	1,315,125
Pioneer Southwest Energy Partners L.P.	45,800	1,575,520

		3,476,077

Total		10,539,985

Financials – 29.6%
Capital Markets - 12.4%
Affiliated Managers Group [a]	14,800	1,618,676
AGF Management Cl. B	23,900	483,423
AllianceBernstein Holding L.P.	85,000	1,853,000
Apollo Global Management Cl. A [a]	102,700	1,848,600
Apollo Investment	7,300	88,038
Artio Global Investors Cl. A	48,000	775,680
Ashmore Group	271,400	1,442,848
Banca Generali	4,200	63,927
Bank Sarasin & Co. Cl. B	27,600	1,201,960
Close Brothers Group	18,000	243,999
Cohen & Steers	24,200	718,256
Egyptian Financial Group-Hermes Holding	106,000	390,597
Epoch Holding Corporation	51,800	817,404
Federated Investors Cl. B	138,200	3,696,850
Gluskin Sheff + Associates	9,200	207,818
GMP Capital	6,500	105,730
Invesco	39,600	1,012,176
Investec	52,200	400,022
Jupiter Fund Management	119,700	551,873
KKR & Co. L.P.	87,600	1,437,516
Lazard Cl. A	16,700	694,386
Och-Ziff Capital Management Group LLC Cl. A	108,100	1,764,192
Partners Group Holding	500	95,591
Raymond James Financial	7,800	298,272
Sanders Morris Harris Group	105,000	841,050
SEI Investments	99,000	2,364,120
Sprott	191,300	1,789,676
U.S. Global Investors Cl. A	84,000	681,240
Value Partners Group	400,000	377,963
VZ Holding	1,000	144,801
Waddell & Reed Financial Cl. A	37,600	1,526,936
Westwood Holdings Group	41,173	1,657,213

		31,193,833

Commercial Banks - 2.3%
Bank of Hawaii	46,000	2,199,720
BOK Financial	30,400	1,571,072
City Holding Company	33,097	1,170,310
Fauquier Bankshares	4,400	60,940
First Republic Bank [a]	26,600	822,206
National Bankshares	742	21,444
Peapack-Gladstone Financial	2,205	29,238

		5,874,930

Diversified Financial Services - 0.5%
Hellenic Exchanges	45,000	395,399
Singapore Exchange	140,000	871,876

		1,267,275

Insurance - 11.8%
Allied World Assurance Company Holdings	44,400	2,783,436
Alterra Capital Holdings	47,900	1,070,086
Aspen Insurance Holdings	19,500	537,420
Berkley (W.R.)	60,500	1,948,705
Brown & Brown	21,400	552,120
Cincinnati Financial	4,700	154,160
E-L Financial	3,700	1,858,587
Endurance Specialty Holdings	11,600	566,312
Erie Indemnity Cl. A	17,000	1,208,870
Fidelity National Financial Cl. A	20,000	282,600
First American Financial	33,200	547,800
Harleysville Group	58,300	1,931,479
HCC Insurance Holdings	53,700	1,681,347
Marsh & McLennan	85,900	2,560,679
Montpelier Re Holdings	28,800	508,896
Old Republic International	147,400	1,870,506
PartnerRe	6,400	507,136
Reinsurance Group of America	43,435	2,726,849
StanCorp Financial Group	36,500	1,683,380
Transatlantic Holdings	24,000	1,168,080
United Fire & Casualty	11,900	240,499
Validus Holdings	12,537	417,858
Willis Group Holdings	72,500	2,926,100

		29,732,905

Real Estate Investment Trusts (REITs) - 2.3%
Colony Financial	64,000	1,205,120
CommonWealth REIT	6,250	162,313
Cousins Properties	40,010	334,083
DCT Industrial Trust	98,400	546,120
Essex Property Trust	8,000	992,000
Lexington Realty Trust	58,706	548,901
National Health Investors	38,700	1,854,504

		5,643,041

Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings [a]	48,600	527,796

Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial	27,000	304,290

Total		74,544,070

Health Care – 3.5%
Health Care Equipment & Supplies - 0.6%
Atrion Corporation	7,400	1,291,078
Carl Zeiss Meditec	9,500	200,604

		1,491,682

Health Care Providers & Services - 2.3%
Chemed Corporation	25,400	1,691,894
Landauer	21,700	1,334,984
OdontoPrev	12,800	209,172
Owens & Minor	79,400	2,578,912

		5,814,962

Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development	22,700	629,017

Pharmaceuticals - 0.3%
Adcock Ingram Holdings	48,900	401,536
Boiron	1,500	63,349
Hikma Pharmaceuticals	11,000	130,229
Recordati	20,000	201,101

		796,215

Total		8,731,876

Industrials – 21.5%
Aerospace & Defense - 0.7%
American Science & Engineering	5,300	489,508
Cubic Corporation	6,000	345,000
Ducommun	6,600	157,740
HEICO Corporation Cl. A	18,500	832,130

		1,824,378

Air Freight & Logistics - 1.2%
Forward Air	83,000	2,542,290
Pacer International [a]	8,000	42,080
UTi Worldwide	16,700	338,008

		2,922,378

Building Products - 1.1%
AAON	23,900	786,310
American Woodmark	3,700	77,256
Geberit	1,000	217,746
Insteel Industries	72,000	1,018,080
TOTO	74,000	595,167
WaterFurnace Renewable Energy	6,000	150,758

		2,845,317

Commercial Services & Supplies - 2.4%
Brink’s Company (The)	56,700	1,877,337
CompX International Cl. A	25,800	406,608
Interface Cl. A	8,000	147,920
Mine Safety Appliances	35,000	1,283,450
Ritchie Bros. Auctioneers	60,000	1,689,000
Societe BIC	6,600	586,652
US Ecology	7,700	134,211

		6,125,178

Construction & Engineering - 0.4%
Jacobs Engineering Group [a]	12,000	617,160
Raubex Group	135,000	364,191

		981,351

Electrical Equipment - 2.6%
AZZ	51,600	2,352,960
Franklin Electric	6,000	277,200
Hubbell Cl. B	26,600	1,889,398
LSI Industries	33,200	240,368
Preformed Line Products	13,100	906,127
Regal-Beloit	11,400	841,662

		6,507,715

Industrial Conglomerates - 0.2%
Raven Industries	9,600	589,632

Machinery - 9.0%
Burckhardt Compression Holding	1,600	503,865
CLARCOR	41,200	1,851,116
Donaldson Company	18,600	1,139,994
Flowserve Corporation	7,900	1,017,520
Gardner Denver	10,000	780,300
Graco	24,500	1,114,505
Kaydon Corporation	45,500	1,783,145
Kennametal	70,500	2,749,500
Lincoln Electric Holdings	6,200	470,704
Lindsay Corporation	22,700	1,793,754
Met-Pro Corporation	62,000	737,800
Nordson Corporation	7,700	885,962
Pall Corporation	9,900	570,339
Pfeiffer Vacuum Technology	12,500	1,753,430
Rational	1,000	238,090
Semperit AG Holding	12,000	698,027
Spirax-Sarco Engineering	36,500	1,135,348
Tennant Company	18,400	773,536
Valmont Industries	26,000	2,713,620

		22,710,555

Professional Services - 2.1%
Corporate Executive Board	3,900	157,443
Kelly Services Cl. A [a]	39,200	851,032
Manpower	35,000	2,200,800
Michael Page International	36,000	296,841
Towers Watson & Company Cl. A	29,900	1,658,254

		5,164,370

Road & Rail - 1.1%
Landstar System	60,300	2,754,504

Trading Companies & Distributors - 0.2%
Grainger (W.W.)	400	55,072
Houston Wire & Cable	37,700	551,174

		606,246

Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Centro Norte ADR	14,600	219,876
Grupo Aeroportuario del Pacifico ADR	21,500	913,535

		1,133,411

Total		54,165,035

Information Technology – 7.1%
Communications Equipment - 0.5%
ADTRAN	3,300	140,118
Comtech Telecommunications	3,086	83,877
Plantronics	400	14,648
Tellabs	190,200	996,648

		1,235,291

Computers & Peripherals - 0.2%
Diebold	13,800	489,348

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corporation Cl. A	27,100	1,473,969
AVX Corporation	73,500	1,095,885
Cognex Corporation	65,000	1,836,250
DDi Corporation	115,424	1,220,032
Domino Printing Sciences	36,000	364,121
Electro Rent	15,900	273,162
FLIR Systems	53,200	1,841,252
Molex	30,000	753,600
MTS Systems	3,500	159,425
National Instruments	42,900	1,405,833
Vaisala Cl. A	3,300	107,659

		10,531,188

IT Services - 2.0%
CoreLogic [a]	9,300	172,050
Jack Henry & Associates	9,700	328,733
MAXIMUS	34,664	2,813,677
Total System Services	92,700	1,670,454

		4,984,914

Semiconductors & Semiconductor Equipment - 0.2%
Aixtron ADR	15,000	658,200

Total		17,898,941

Materials – 8.0%
Chemicals - 1.8%
Balchem Corporation	27,450	1,029,924
Cabot Corporation	11,500	532,335
Chemspec International ADR [a]	12,000	88,440
KMG Chemicals	3,973	78,109
Quaker Chemical	39,100	1,570,647
Stepan Company	15,800	1,145,500
Victrex	7,500	162,425

		4,607,380

Containers & Packaging - 1.5%
AptarGroup	17,000	852,210
Greif Cl. A	45,100	2,949,991

		3,802,201

Metals & Mining - 4.6%
Allegheny Technologies	13,000	880,360
Aquarius Platinum	81,500	451,845
Carpenter Technology	16,000	683,360
Commercial Metals	18,700	322,949
Compass Minerals International	11,100	1,038,183
Endeavour Mining [a]	90,000	241,362
Fresnillo	18,000	445,550
Kingsgate Consolidated	33,000	296,621
Nucor Corporation	55,000	2,531,100
Reliance Steel & Aluminum	12,000	693,360
Schnitzer Steel Industries Cl. A	12,400	806,124
Sims Metal Management ADR	30,000	544,500
Steel Dynamics	21,000	394,170
Worthington Industries	101,800	2,129,656

		11,459,140

Paper & Forest Products - 0.1%
China Forestry Holdings [f]	920,000	191,899
Duratex	13,741	145,183

		337,082

Total		20,205,803

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Citic Telecom International Holdings	551,000	177,090

Total		177,090

Utilities – 1.1%
Electric Utilities - 0.0%
Northeast Utilities	4,100	141,860

Gas Utilities - 1.1%
Energen Corporation	43,300	2,733,096

Total		2,874,956

Miscellaneous [e] – 4.1%
Total		10,464,242

TOTAL COMMON STOCKS
(Cost $198,005,587)		230,376,397

PREFERRED STOCK – 0.0%
Bank of N.T. Butterfield & Son 0.00% Conv.[a,f]
(Cost $422)	350	328

REPURCHASE AGREEMENT – 8.0%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $20,309,023 (collateralized by obligations of various U.S. Government Agencies, due 8/15/11, valued at $20,820,000) (Cost $20,309,000)		20,309,000

TOTAL INVESTMENTS – 99.4%
(Cost $218,315,009)		250,685,725

CASH AND OTHER ASSETS LESS LIABILITIES – 0.6%		1,390,087

NET ASSETS – 100.0%		$252,075,812

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Australia – 1.9%
Centamin Egypt [a]	175,000	$380,957

Total		380,957

Austria – 5.2%
Mayr-Melnhof Karton	4,000	467,279
Semperit AG Holding	9,500	552,605

Total		1,019,884

Belgium – 4.4%
EVS Broadcast Equipment	6,000	381,793
GIMV	4,000	240,924
Sipef	2,500	247,691

Total		870,408

Denmark – 2.6%
H Lundbeck	12,000	278,264
SimCorp	1,500	240,344

Total		518,608

Egypt – 1.0%
Egyptian Financial Group-Hermes Holding	55,000	202,668

Total		202,668

Finland – 2.1%
Ponsse	6,000	97,447
Vaisala Cl. A	10,000	326,239

Total		423,686

France – 14.1%
Altamir Amboise [a]	12,500	143,492
Audika	6,500	188,750
Beneteau	8,000	168,760
bioMerieux	2,500	262,217
Boiron	7,000	295,628
Ipsen	6,500	233,196
Manutan International	3,000	215,981
Meetic	14,500	317,488
Parrot [a]	4,000	143,421
Piscines Desjoyaux	12,000	119,045
Societe Internationale de Plantations d’Heveas	1,500	185,263
Vetoquinol	6,000	257,987
Virbac	1,500	250,058

Total		2,781,286

Germany – 14.6%
Aixtron	7,000	306,491
Carl Zeiss Meditec	20,000	422,325
Fuchs Petrolub	1,500	202,546
KWS Saat	1,200	253,310
Nemetschek	3,400	152,023
Pfeiffer Vacuum Technology	3,000	420,823
Puma AG Rudolf Dassler Sport	500	146,645
Rational	1,200	285,708
SMA Solar Technology	4,000	501,348
Takkt	12,000	191,322

Total		2,882,541

Greece – 1.6%
Hellenic Exchanges	17,500	153,766
JUMBO	20,000	154,758

Total		308,524

Hong Kong – 0.8%
Asian Citrus Holdings	140,000	154,785

Total		154,785

Ireland – 1.0%
Charter International	15,000	194,429

Total		194,429

Italy – 2.3%
Geox	16,000	100,678
Recordati	35,000	351,926

Total		452,604

Jersey – 0.5%
Randgold Resources	1,300	103,606

Total		103,606

Mexico – 1.1%
Fresnillo	9,000	222,775

Total		222,775

Netherlands – 0.8%
Fugro	1,866	164,435

Total		164,435

Norway – 2.8%
Ekornes	4,000	107,047
Fred Olsen Energy	4,000	175,761
TGS-NOPEC Geophysical	10,000	268,342

Total		551,150

Peru – 2.4%
Hochschild Mining	45,000	465,258

Total		465,258

South Africa – 10.2%
Adcock Ingram Holdings	45,000	369,512
Advtech	150,000	119,734
Aquarius Platinum	47,500	263,345
Bell Equipment [a]	75,000	138,581
Discovery Holdings	20,000	112,668
Lewis Group	40,000	440,503
Northam Platinum	42,500	276,423
Raubex Group	110,000	296,748

Total		2,017,514

Spain – 1.1%
Almirall	20,000	223,351

Total		223,351

Sweden – 0.7%
Lundin Petroleum [a]	9,000	129,113

Total		129,113

Switzerland – 8.0%
Bank Sarasin & Co. Cl. B	4,000	174,197
Banque Privee Edmond de Rothschild	5	152,422
Burckhardt Compression Holding	1,500	472,373
Inficon Holding	600	125,749
Partners Group Holding	2,100	401,481
Sika	65	156,538
VZ Holding	700	101,361

Total		1,584,121

Turkey – 2.2%
Ford Otomotiv Sanayi	15,000	143,292
Mardin Cimento Sanayii	55,000	282,115

Total		425,407

United Arab Emirates – 3.9%
Abu Dhabi National Hotels [f]	150,000	114,356
Lamprell	85,000	480,658
SHUAA Capital [a]	600,000	181,335

Total		776,349

United Kingdom – 9.6%
African Barrick Gold	15,000	130,301
Ashmore Group	80,000	425,305
Begbies Traynor	110,000	78,967
Diploma	35,000	179,670
JKX Oil & Gas	30,000	151,597
Jupiter Fund Management	70,000	322,733
Keller Group	10,000	99,461
Severfield-Rowen	65,000	276,323
Spirax-Sarco Engineering	5,000	155,527
Spirent Communications	33,500	73,893

Total		1,893,777

TOTAL COMMON STOCKS
(Cost $15,105,779)		18,747,236

REPURCHASE AGREEMENT – 5.6%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $1,102,001 (collateralized by obligations of various U.S. Government Agencies, due 9/22/11, valued at $1,133,865) (Cost $1,102,000)		1,102,000

TOTAL INVESTMENTS – 100.5%
(Cost $16,207,779)		19,849,236

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(100,063)

NET ASSETS – 100.0%		$19,749,173

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.3%

Australia – 3.2%
Centamin Egypt [a]	2,600,000	$5,631,769
Medusa Mining	1,000,000	7,240,448

Total		12,872,217

Austria – 4.8%
Mayr-Melnhof Karton	80,000	9,345,580
Semperit AG Holding	167,000	9,714,215

Total		19,059,795

Belgium – 2.8%
EVS Broadcast Equipment	85,000	5,408,742
GIMV	40,000	2,409,239
Sipef	33,713	3,340,163

Total		11,158,144

Brazil – 1.0%
Tegma Gestao Logistica	250,000	3,893,976

Total		3,893,976

Canada – 8.0%
Major Drilling Group International	255,000	4,331,975
Pan American Silver	150,000	5,569,500
Pason Systems	117,400	1,907,220
Seabridge Gold [a]	260,000	8,273,200
Sprott	445,000	4,163,125
Tesco Corporation [a]	90,000	1,975,500
TMX Group	30,000	1,201,238
Trican Well Service	200,000	4,515,730

Total		31,937,488

China – 2.3%
China Forestry Holdings [f]	3,300,000	688,335
E-House China Holdings ADR	475,000	5,581,250
Li Ning	1,690,000	2,859,196

Total		9,128,781

Denmark – 0.9%
H Lundbeck	150,000	3,478,294

Total		3,478,294

Egypt – 0.9%
Citadel Capital [a]	2,000,000	1,929,692
Egyptian Financial Group-Hermes Holding	500,000	1,842,437

Total		3,772,129

France – 1.8%
Boiron	69,100	2,918,269
Societe Internationale de Plantations d’Heveas	11,000	1,358,598
Virbac	17,500	2,917,340

Total		7,194,207

Germany – 5.6%
Aixtron	100,000	4,378,437
Carl Zeiss Meditec	210,000	4,434,417
Pfeiffer Vacuum Technology	37,500	5,260,290
Rational	14,000	3,333,253
SMA Solar Technology	40,000	5,013,485

Total		22,419,882

Hong Kong – 4.6%
Asian Citrus Holdings	3,850,000	4,256,577
Luk Fook Holdings (International)	2,600,000	7,704,521
Value Partners Group	6,956,000	6,572,768

Total		18,533,866

India – 1.0%
Maharashtra Seamless	540,000	3,933,602

Total		3,933,602

Italy – 1.4%
Recordati	550,000	5,530,266

Total		5,530,266

Japan – 10.1%
Benesse Holdings	160,000	6,549,651
FamilyMart	160,000	6,011,060
Moshi Moshi Hotline	230,000	4,294,181
Nomura Research Institute	185,000	4,083,434
Santen Pharmaceutical	220,000	8,767,733
Shimano	95,000	4,745,432
USS	75,000	5,833,734

Total		40,285,225

Mexico – 1.0%
Fresnillo	80,000	1,980,223
Industrias Bachoco ADR	75,000	2,079,750

Total		4,059,973

Norway – 1.3%
TGS-NOPEC Geophysical	190,000	5,098,504

Total		5,098,504

Peru – 1.7%
Hochschild Mining	650,000	6,720,391

Total		6,720,391

South Africa – 6.2%
Adcock Ingram Holdings	750,000	6,158,537
Aquarius Platinum	850,000	4,712,496
Lewis Group	325,000	3,579,083
Northam Platinum	784,296	5,101,112
Raubex Group	1,927,000	5,198,485

Total		24,749,713

South Korea – 1.6%
MegaStudy	42,000	6,466,840

Total		6,466,840

Sweden – 0.7%
Autoliv	40,000	2,969,200

Total		2,969,200

Switzerland – 2.9%
Burckhardt Compression Holding	18,000	5,668,481
Partners Group Holding	19,000	3,632,444
Sika	1,000	2,408,275

Total		11,709,200

Turkey – 0.9%
Mardin Cimento Sanayii	700,000	3,590,557

Total		3,590,557

United Arab Emirates – 1.8%
Lamprell	1,258,000	7,113,741

Total		7,113,741

United Kingdom – 4.8%
Ashmore Group	1,200,000	6,379,579
Ensco ADR	95,000	5,494,800
Jupiter Fund Management	1,050,000	4,840,992
Spirax-Sarco Engineering	80,000	2,488,434

Total		19,203,805

United States – 19.0%
Allied Nevada Gold [a]	175,000	6,209,000
Analog Devices	135,000	5,316,300
GrafTech International [a]	100,000	2,063,000
Helmerich & Payne	92,500	6,353,825
Jacobs Engineering Group [a]	30,000	1,542,900
Lam Research [a]	130,000	7,365,800
Lincoln Electric Holdings	20,000	1,518,400
Nu Skin Enterprises Cl. A	275,000	7,906,250
Sanderson Farms	55,400	2,543,968
SanDisk Corporation [a]	135,000	6,222,150
Schnitzer Steel Industries Cl. A	24,500	1,592,745
Teradyne [a]	540,000	9,617,400
U.S. Global Investors Cl. A	167,000	1,354,370
Varian Semiconductor Equipment Associates [a]	195,000	9,490,650
Western Digital [a]	190,000	7,085,100

Total		76,181,858

TOTAL COMMON STOCKS
(Cost $323,617,254)		361,061,654

REPURCHASE AGREEMENT – 15.4%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $61,559,068 (collateralized by obligations of various U.S. Government Agencies, due 5/4/11, valued at $63,100,000) (Cost $61,559,000)		61,559,000

TOTAL INVESTMENTS – 105.7%
(Cost $385,176,254)		422,620,654

LIABILITIES LESS CASH AND OTHER ASSETS – (5.7)%		(22,808,646)

NET ASSETS – 100.0%		$399,812,008

SCHEDULES OF INVESTMENTS ROYCE SMID-CAP VALUE FUND MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 85.9%

Consumer Discretionary – 7.7%
Auto Components - 2.2%
Autoliv	2,300	$170,729

Automobiles - 1.7%
Thor Industries	4,000	133,480

Multiline Retail - 0.8%
Dollar Tree [a]	600	33,312
Family Dollar Stores	600	30,792

		64,104

Specialty Retail - 3.0%
American Eagle Outfitters	3,500	55,615
GameStop Corporation Cl. A [a]	7,600	171,152

		226,767

Total		595,080

Consumer Staples – 1.0%
Food Products - 1.0%
Sanderson Farms	1,700	78,064

Total		78,064

Energy – 11.0%
Energy Equipment & Services - 11.0%
Ensco ADR	4,010	231,938
Helmerich & Payne	3,600	247,284
Pason Systems	9,400	152,708
Trican Well Service	4,100	92,572
Unit Corporation [a]	1,900	117,705

Total		842,207

Financials – 10.6%
Capital Markets - 8.8%
Affiliated Managers Group [a]	800	87,496
Ashmore Group	30,000	159,489
Federated Investors Cl. B	2,200	58,850
Partners Group Holding	400	76,473
SEI Investments	2,400	57,312
Sprott	8,000	74,843
Value Partners Group	171,000	161,579

		676,042

Commercial Banks - 1.0%
Comerica	2,100	77,112

Insurance - 0.8%
PartnerRe	800	63,392

Total		816,546

Health Care – 2.1%
Health Care Providers & Services - 0.5%
Schein (Henry) [a]	500	35,085

Life Sciences Tools & Services - 0.9%
PerkinElmer	2,680	70,404

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings [a]	1,500	57,240

Total		162,729

Industrials – 10.1%
Aerospace & Defense - 0.5%
Rockwell Collins	650	42,139

Construction & Engineering - 1.6%
Jacobs Engineering Group [a]	2,400	123,432

Electrical Equipment - 3.5%
GrafTech International [a]	4,500	92,835
Hubbell Cl. B	1,100	78,133
Thomas & Betts [a]	1,700	101,099

		272,067

Machinery - 3.8%
Kennametal	1,500	58,500
Semperit AG Holding	4,000	232,676

		291,176

Marine - 0.7%
Kirby Corporation [a]	900	51,561

Total		780,375

Information Technology – 22.2%
Computers & Peripherals - 2.5%
Western Digital [a]	5,200	193,908

Electronic Equipment, Instruments & Components - 4.5%
Arrow Electronics [a]	2,900	121,452
Avnet [a]	1,900	64,771
AVX Corporation	7,400	110,334
Molex	2,067	51,923

		348,480

Semiconductors & Semiconductor Equipment - 15.2%
Aixtron ADR	2,500	109,700
Analog Devices	5,000	196,900
Cabot Microelectronics [a]	1,500	78,375
International Rectifier [a]	5,842	193,137
Lam Research [a]	2,000	113,320
Teradyne [a]	12,150	216,391
Varian Semiconductor Equipment
Associates [a]	5,300	257,951

		1,165,774

Total		1,708,162

Materials – 20.5%
Chemicals - 2.2%
Lubrizol Corporation (The)	1,280	171,469

Containers & Packaging - 1.0%
Greif Cl. A	1,200	78,492

Metals & Mining - 16.2%
Allied Nevada Gold [a]	7,700	273,196
Centamin Egypt [a]	51,200	110,903
Globe Specialty Metals	4,200	95,592
Hochschild Mining	5,900	61,000
Pan American Silver	5,000	185,650
Reliance Steel & Aluminum	3,000	173,340
Schnitzer Steel Industries Cl. A	1,900	123,519
Seabridge Gold [a]	7,000	222,740

		1,245,940

Paper & Forest Products - 1.1%
Stella-Jones	2,025	84,488

Total		1,580,389

Miscellaneous [e] – 0.7%
Total		51,213

TOTAL COMMON STOCKS
(Cost $5,216,088)		6,614,765

REPURCHASE AGREEMENT – 15.0%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $1,154,001 (collateralized
by obligations of various U.S. Government
Agencies, due 8/15/11, valued at $1,185,000)
(Cost $1,154,000)		1,154,000

TOTAL INVESTMENTS – 100.9%
(Cost $6,370,088)		7,768,765

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(70,339)

NET ASSETS – 100.0%		$7,698,426

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Australia – 2.2%
Centamin Egypt [a]	60,000	$129,964
IOOF Holdings	10,000	74,990
Medusa Mining	35,000	253,416

Total		458,370

Austria – 2.9%
Mayr-Melnhof Karton	2,000	233,639
Semperit AG Holding	6,000	349,014

Total		582,653

Belgium – 2.3%
EVS Broadcast Equipment	3,500	222,713
GIMV	2,000	120,462
Sipef	1,325	131,276

Total		474,451

Brazil – 2.3%
Duratex	5,000	52,828
Eternit	12,000	82,100
Grendene	20,000	117,600
Kroton Educacional (Units) [a]	9,000	115,983
Tegma Gestao Logistica	7,000	109,032

Total		477,543

Canada – 7.5%
Celestica [a]	7,000	75,040
Ensign Energy Services	4,000	75,338
Gildan Activewear	2,500	81,925
Gluskin Sheff + Associates	5,000	112,945
Ivanhoe Mines [a]	2,900	79,634
Magma Energy [a]	33,000	39,144
Major Drilling Group International	9,000	152,893
Pan American Silver	3,000	111,390
Pason Systems	5,000	81,227
Ritchie Bros. Auctioneers	3,500	98,525
Seabridge Gold [a]	4,000	127,280
ShawCor Cl. A	2,300	86,496
Sprott	22,000	205,818
Trican Well Service	9,000	203,208

Total		1,530,863

Cayman Islands – 0.4%
Greenlight Capital Re Cl. A [a]	2,500	70,525

Total		70,525

China – 2.8%
Chemspec International ADR [a]	9,000	66,330
China Forestry Holdings [f]	201,000	41,926
China Minzhong Food [a]	50,000	64,657
Daphne International Holdings	95,000	71,813
E-House China Holdings ADR	16,000	188,000
Jinpan International	5,000	58,600
Pacific Textiles Holdings	150,000	86,777

Total		578,103

Denmark – 1.0%
H Lundbeck	5,000	115,943
SimCorp	600	96,138

Total		212,081

Egypt – 1.6%
Citadel Capital [a]	107,000	103,239
Egyptian Financial Group-Hermes
Holding	32,500	119,758
Lecico Egypt	35,932	105,514

Total		328,511

Finland – 1.3%
Marimekko	2,500	49,779
Ponsse	4,000	64,964
Vaisala Cl. A	4,500	146,808

Total		261,551

France – 9.3%
Altamir Amboise [a]	10,000	114,793
Audika	5,000	145,192
Beneteau	4,000	84,380
bioMerieux	1,500	157,331
Boiron	4,500	190,047
Bollore	225	52,279
Ipsen	4,200	150,681
Manutan International	2,000	143,987
Meetic	7,000	153,270
Paris Orleans et Cie	5,000	138,886
Parrot [a]	2,200	78,881
Piscines Desjoyaux	6,000	59,522
Societe BIC	700	62,221
Societe Internationale de Plantations d’Heveas	1,000	123,509
Vetoquinol	3,500	150,492
Virbac	630	105,024

Total		1,910,495

Germany – 8.2%
Aixtron	5,000	218,922
Carl Zeiss Meditec	11,500	242,837
Fuchs Petrolub	800	108,025
KWS Saat	600	126,655
Nemetschek	1,400	62,598
Pfeiffer Vacuum Technology	1,700	238,466
Puma AG Rudolf Dassler Sport	250	73,322
Rational	400	95,236
SMA Solar Technology	2,500	313,343
STRATEC Biomedical Systems	2,000	79,930
Takkt	7,000	111,604

Total		1,670,938

Greece – 1.1%
Hellenic Exchanges	14,500	127,406
JUMBO	12,000	92,855

Total		220,261

Hong Kong – 6.1%
Asia Satellite Telecommunications Holdings	20,500	38,214
Asian Citrus Holdings	100,000	110,561
Bosideng International Holdings	130,000	38,773
China Green (Holdings)	45,000	34,595
Citic Telecom International Holdings	200,000	64,279
Kingboard Chemical Holdings	14,800	77,914
Luk Fook Holdings (International)	55,000	162,980
Midland Holdings	69,100	53,745
Minth Group	28,000	46,795
New World Department Store China	100,000	69,936
Pico Far East Holdings	270,000	51,719
Stella International Holdings	30,000	66,953
Texwinca Holdings	60,000	63,637
Value Partners Group	230,000	217,329
VTech Holdings	6,000	68,033
Xtep International Holdings	120,000	81,301

Total		1,246,764

India – 1.8%
Graphite India	25,000	52,304
Jyothy Laboratories	8,300	40,947
Maharashtra Seamless	25,000	182,111
Unichem Laboratories	22,000	93,979

Total		369,341

Italy – 1.3%
Geox	11,000	69,216
Recordati	20,000	201,101

Total		270,317

Japan – 11.6%
Benesse Holdings	6,000	245,612
BML	4,000	112,623
C. Uyemura & Co.	2,100	99,597
EPS	65	152,146
FamilyMart	6,500	244,199
Hisamitsu Pharmaceutical	2,800	112,936
Hogy Medical	2,300	98,437
ITO EN	2,700	47,034
Moshi Moshi Hotline	10,000	186,704
Nomura Research Institute	9,000	198,654
Sankyo	1,200	61,529
Santen Pharmaceutical	7,500	298,900
Shimano	3,350	167,339
TOTO	10,000	80,428
USS	3,000	233,349
Wacom	37	45,238

Total		2,384,725

Jersey – 0.2%
Randgold Resources ADR [a]	600	48,924

Total		48,924

Luxembourg – 0.5%
Brait	20,000	55,432
Reinet Investments [a]	2,300	40,598

Total		96,030

Mexico – 2.0%
Alsea	45,000	48,237
Fresnillo	4,000	99,011
Grupo Herdez	65,000	131,153
Industrias Bachoco ADR	5,000	138,650

Total		417,051

Netherlands – 0.5%
Hunter Douglas	2,000	101,939

Total		101,939

Norway – 1.1%
TGS-NOPEC Geophysical	8,000	214,674

Total		214,674

Peru – 1.1%
Hochschild Mining	22,500	232,629

Total		232,629

Poland – 0.3%
NG2	3,200	67,052

Total		67,052

Singapore – 1.0%
ARA Asset Management	109,000	152,194
Raffles Education	66,667	41,253

Total		193,447

South Africa – 6.8%
Adcock Ingram Holdings	27,500	225,813
Advtech	125,000	99,778
Aquarius Platinum	37,000	205,132
Bell Equipment [a]	50,000	92,387
Discovery Holdings	25,000	140,835
Lewis Group	20,000	220,251
Northam Platinum	30,000	195,122
Raubex Group	60,000	161,863
Reunert	7,000	60,615

Total		1,401,796

South Korea – 4.1%
Binggrae	2,500	147,682
Green Cross	700	86,467
GS Home Shopping	1,000	124,345
Hanssem	5,500	69,442
MegaStudy	1,370	210,942
Sung Kwang Bend	4,000	60,167
Woongjin Coway	4,000	138,019

Total		837,064

Spain – 1.0%
Almirall	17,500	195,432

Total		195,432

Sweden – 0.3%
Lundin Petroleum [a]	4,500	64,557

Total		64,557

Switzerland – 4.6%
Bank Sarasin & Co. Cl. B	2,500	108,873
Banque Privee Edmond de Rothschild	3	91,453
Burckhardt Compression Holding	700	220,441
Lindt & Spruengli	3	97,545
Partners Group Holding	1,500	286,772
Sika	40	96,331
Vontobel Holding	1,200	46,380

Total		947,795

Taiwan – 0.6%
Chroma Ate	20,600	66,550
St. Shine Optical	5,000	61,551

Total		128,101

Thailand – 0.3%
Thai Beverage	263,000	60,508

Total		60,508

Turkey – 1.7%
Ford Otomotiv Sanayi	10,000	95,528
Mardin Cimento Sanayii	35,000	179,528
Vestel Beyaz Esya Sanayi	39,500	75,211

Total		350,267

United Arab Emirates – 2.5%
Abu Dhabi National Hotels [f]	130,000	99,108
Lamprell	45,000	254,466
SHUAA Capital [a]	520,000	157,158

Total		510,732

United Kingdom – 6.4%
Ashmore Group	68,500	364,168
De La Rue	8,000	101,321
Ensco ADR	1,500	86,760
Hikma Pharmaceuticals	4,000	47,356
JKX Oil & Gas	15,000	75,798
Jupiter Fund Management	45,000	207,471
Keller Group	5,300	52,714
Rotork	3,000	84,028
Severfield-Rowen	30,000	127,534
Spirax-Sarco Engineering	2,700	83,985
Spirent Communications	38,000	83,819

Total		1,314,954

United States – 0.3%
WaterFurnace Renewable Energy	2,000	50,253

Total		50,253

TOTAL COMMON STOCKS
(Cost $16,770,026)		20,280,697

TOTAL INVESTMENTS – 99.0%
(Cost $16,770,026)		20,280,697

CASH AND OTHER ASSETS LESS LIABILITIES – 1.0%		208,860

NET ASSETS – 100.0%		$20,489,557

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS – 94.4%	SHARES	VALUE

Consumer Discretionary – 4.9%
Automobiles - 1.9%
Thor Industries	5,500	$183,535

Specialty Retail - 3.0%
Buckle (The)	3,500	141,400
GameStop Corporation Cl. A [a]	7,000	157,640

		299,040

Total		482,575

Consumer Staples – 4.2%
Food Products - 4.2%
Cal-Maine Foods	5,000	147,500
Industrias Bachoco ADR	4,500	124,785
Sanderson Farms	3,000	137,760

Total		410,045

Diversified Investment Companies – 0.9%
Exchange Traded Funds - 0.9%
ProShares UltraShort 20+ Year Treasury [a]	2,500	93,600

Total		93,600

Energy – 11.7%
Energy Equipment & Services - 9.8%
Ensco ADR	5,000	289,200
Helmerich & Payne	3,500	240,415
Pason Systems	5,500	89,350
Trican Well Service	10,000	225,787
Unit Corporation [a]	2,000	123,900

		968,652

Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil	2,200	185,086

Total		1,153,738

Financials – 19.4%
Capital Markets - 14.5%
Affiliated Managers Group [a]	1,000	109,370
Ashmore Group	30,000	159,489
Franklin Resources	2,500	312,700
INTL FCStone [a]	4,000	101,680
Knight Capital Group Cl. A [a]	8,000	107,200
Partners Group Holding	700	133,827
SEI Investments	4,000	95,520
U.S. Global Investors Cl. A	20,000	162,200
Value Partners Group	250,000	236,227

		1,418,213

Diversified Financial Services - 0.6%
PICO Holdings [a]	2,000	60,120

Insurance - 3.4%
Berkshire Hathaway Cl. B [a]	4,000	334,520

Real Estate Management & Development - 0.9%
Kennedy-Wilson Holdings [a]	8,000	86,880

Total		1,899,733

Industrials – 5.9%
Building Products - 0.8%
WaterFurnace Renewable Energy	3,000	75,379

Construction & Engineering - 2.1%
Jacobs Engineering Group [a]	4,000	205,720

Electrical Equipment - 1.4%
GrafTech International [a]	6,500	134,095

Road & Rail - 1.6%
Patriot Transportation Holding [a]	6,000	160,500

Total		575,694

Information Technology – 21.6%
Computers & Peripherals - 5.6%
SanDisk Corporation [a]	3,000	138,270
Western Digital [a]	8,500	316,965
Xyratex [a]	8,000	89,440

		544,675

Semiconductors & Semiconductor Equipment - 12.1%
Aixtron ADR	3,500	153,580
Analog Devices	7,000	275,660
MKS Instruments	8,000	266,400
Teradyne [a]	10,000	178,100
Varian Semiconductor Equipment
Associates [a]	6,500	316,355

		1,190,095

Software - 3.9%
CA	7,500	181,350
Microsoft Corporation	8,000	202,880

		384,230

Total		2,119,000

Materials – 25.8%
Chemicals - 2.2%
Mosaic Company (The)	2,700	212,625

Metals & Mining - 23.6%
Allied Nevada Gold [a]	8,500	301,580
Centamin Egypt [a]	70,000	151,624
Fresnillo	5,000	123,764
Globe Specialty Metals	5,000	113,800
Horsehead Holding Corporation [a]	10,000	170,500
Major Drilling Group International	13,500	229,340
Newmont Mining	3,000	163,740
Nucor Corporation	2,000	92,040
Pan American Silver	6,000	222,780
Reliance Steel & Aluminum	4,000	231,120
Schnitzer Steel Industries Cl. A	4,000	260,040
Seabridge Gold [a]	8,000	254,560

		2,314,888

Total		2,527,513

TOTAL COMMON STOCKS
(Cost $6,960,156)		9,261,898

REPURCHASE AGREEMENT – 5.2%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $509,001 (collateralized
by obligations of various U.S. Government
Agencies, due 8/15/11, valued at $525,000)
(Cost $509,000)		509,000

TOTAL INVESTMENTS – 99.6%
(Cost $7,469,156)		9,770,898

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%		41,637

NET ASSETS – 100.0%		$9,812,535

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 82.5%

Consumer Discretionary – 8.7%
Automobiles - 2.0%
Toyota Motor ADR	500	$40,125

Household Durables - 4.9%
Hunter Douglas	400	20,388
NVR [a]	100	75,600

		95,988

Media - 1.8%
Morningstar	600	35,028

Total		171,141

Diversified Investment Companies – 4.4%
Exchange Traded Funds - 4.4%
ProShares UltraShort 20+ Year Treasury [a]	2,300	86,112

Total		86,112

Energy – 2.9%
Energy Equipment & Services - 2.9%
Ensco ADR	500	28,920
Schlumberger	300	27,978

Total		56,898

Financials – 27.4%
Capital Markets - 21.7%
AllianceBernstein Holding L.P.	1,700	37,060
Ashmore Group	6,500	34,556
Bank of New York Mellon (The)	1,400	41,818
Bank Sarasin & Co. Cl. B	514	22,384
Cohen & Steers	1,200	35,616
Egyptian Financial Group-Hermes Holding	3,500	12,897
Jupiter Fund Management	5,700	26,280
Northern Trust	900	45,675
SEI Investments	1,500	35,820
State Street	900	40,446
Value Partners Group	100,000	94,491

		427,043

Insurance - 5.7%
Alleghany Corporation [a]	102	33,760
E-L Financial	60	30,139
Marsh & McLennan	1,600	47,696

		111,595

Total		538,638

Health Care – 0.5%
Pharmaceuticals - 0.5%
Adcock Ingram Holdings	1,300	10,675

Total		10,675

Industrials – 24.8%
Air Freight & Logistics - 1.3%
Expeditors International of Washington	500	25,070

Commercial Services & Supplies - 3.7%
Brink’s Company (The)	1,100	36,421
Ritchie Bros. Auctioneers	1,300	36,595

		73,016

Construction & Engineering - 4.5%
EMCOR Group [a]	1,000	30,970
Fluor Corporation	800	58,928

		89,898

Electrical Equipment - 1.6%
GrafTech International [a]	1,500	30,945

Machinery - 7.4%
Graco	600	27,294
Spirax-Sarco Engineering	800	24,884
Valmont Industries	900	93,933

		146,111

Professional Services - 2.8%
Manpower	400	25,152
Verisk Analytics Cl. A [a]	900	29,484

		54,636

Road & Rail - 3.5%
Landstar System	800	36,544
Patriot Transportation Holding [a]	1,200	32,100

		68,644

Total		488,320

Information Technology – 11.5%
Electronic Equipment, Instruments & Components - 4.9%
Amphenol Corporation Cl. A	300	16,317
Corning	800	16,504
IPG Photonics [a]	1,100	63,448

		96,269

IT Services - 5.9%
MasterCard Cl. A	100	25,172
ServiceSource International [a]	3,900	47,502
Western Union	2,100	43,617

		116,291

Software - 0.7%
Microsoft Corporation	500	12,680

Total		225,240

Materials – 2.3%
Metals & Mining - 2.3%
Nucor Corporation	1,000	46,020

Total		46,020

TOTAL COMMON STOCKS
(Cost $1,328,853)		1,623,044

REPURCHASE AGREEMENT – 17.2%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $337,000 (collateralized
by obligations of various U.S. Government
Agencies, due 6/21/11, valued at $350,000)
(Cost $337,000)		337,000

TOTAL INVESTMENTS – 99.7%
(Cost $1,665,853)		1,960,044

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		6,583

NET ASSETS – 100.0%		$1,966,627

SCHEDULES OF INVESTMENTS
ROYCE MID-CAP FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.8%

Consumer Discretionary – 13.4%
Auto Components - 1.8%
Autoliv	1,450	$107,633

Household Durables - 2.2%
Stanley Black & Decker	900	68,940
Toll Brothers [a]	3,050	60,299

		129,239

Leisure Equipment & Products - 1.4%
Hasbro	1,700	79,628

Multiline Retail - 3.0%
Dollar Tree [a]	3,100	172,112

Specialty Retail - 5.0%
American Eagle Outfitters	4,500	71,505
Chico’s FAS	5,300	78,970
GameStop Corporation Cl. A [a]	3,850	86,702
Staples	2,700	52,434

		289,611

Total		778,223

Consumer Staples – 1.7%
Food Products - 1.7%
J.M. Smucker Company (The)	1,400	99,946

Total		99,946

Energy – 10.3%
Energy Equipment & Services - 6.3%
Ensco ADR	2,800	161,952
Helmerich & Payne	1,250	85,862
Trican Well Service	5,300	119,667

		367,481

Oil, Gas & Consumable Fuels - 4.0%
Alpha Natural Resources [a]	1,800	106,866
EQT Corporation	1,150	57,385
QEP Resources	1,600	64,864

		229,115

Total		596,596

Financials – 8.6%
Capital Markets - 7.6%
Ashmore Group	14,400	76,555
Partners Group Holding	300	57,354
T. Rowe Price Group	1,300	86,346
TD AMERITRADE Holding Corporation	6,000	125,220
Value Partners Group	100,400	94,869

		440,344

Insurance - 1.0%
PartnerRe	750	59,430

Total		499,774

Health Care – 8.1%
Biotechnology - 3.9%
Biogen Idec [a]	2,200	161,458
Myriad Genetics [a]	3,300	66,495

		227,953

Health Care Equipment & Supplies - 3.0%
C.R. Bard	650	64,552
Synthes	500	67,610
Teleflex	750	43,485

		175,647

Pharmaceuticals - 1.2%
UCB	1,800	68,353

Total		471,953

Industrials – 11.1%
Aerospace & Defense - 2.0%
Goodrich Corporation	530	45,331
Rockwell Collins	1,100	71,313

		116,644

Commercial Services & Supplies - 1.7%
Cintas Corporation	3,250	98,377

Construction & Engineering - 1.7%
Jacobs Engineering Group [a]	1,900	97,717

Electrical Equipment - 2.7%
Cooper Industries	1,200	77,880
Regal-Beloit	1,100	81,213

		159,093

Machinery - 2.2%
Flowserve Corporation	1,000	128,800

Professional Services - 0.8%
Manpower	750	47,160

Total		647,791

Information Technology – 21.1%
Computers & Peripherals - 4.8%
SanDisk Corporation [a]	1,900	87,571
Western Digital [a]	5,150	192,043

		279,614

Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems	1,700	58,837

IT Services - 1.0%
TeleTech Holdings [a]	2,900	56,202

Semiconductors & Semiconductor Equipment - 11.8%
Aixtron ADR	1,450	63,626
Analog Devices	4,000	157,520
Lam Research [a]	1,700	96,322
LSI Corporation [a]	24,450	166,260
Teradyne [a]	5,700	101,517
Varian Semiconductor Equipment
Associates [a]	2,050	99,774

		685,019

Software - 2.5%
CA	6,150	148,707

Total		1,228,379

Materials – 16.2%
Chemicals - 2.6%
Agrium	860	79,344
Lubrizol Corporation (The)	550	73,678

		153,022

Containers & Packaging - 1.6%
Greif Cl. A	1,400	91,574

Metals & Mining - 12.0%
Agnico-Eagle Mines	1,050	69,668
Allegheny Technologies	2,300	155,756
Allied Nevada Gold [a]	3,700	131,276
IAMGOLD Corporation	4,100	90,282
Nucor Corporation	1,000	46,020
Pan American Silver	2,650	98,394
Reliance Steel & Aluminum	1,900	109,782

		701,178

Total		945,774

Miscellaneous [e] – 4.3%
Total		252,274

TOTAL COMMON STOCKS
(Cost $4,680,897)		5,520,710

REPURCHASE AGREEMENT – 4.1%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $239,000 (collateralized
by obligations of various U.S. Government
Agencies, due 9/1/11, valued at $249,875)
(Cost $239,000)		239,000

TOTAL INVESTMENTS – 98.9%
(Cost $4,919,897)		5,759,710

CASH AND OTHER ASSETS LESS LIABILITIES – 1.1%		65,479

NET ASSETS – 100.0%		$5,825,189

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 50.7%

Australia – 1.7%
Cochlear	75	$6,438
IOOF Holdings	700	5,249
Medusa Mining	2,000	14,481
Platinum Asset Management	1,100	5,473
Sims Metal Management ADR	300	5,445

Total		37,086

Austria – 0.7%
Mayr-Melnhof Karton	50	5,841
Semperit AG Holding	150	8,725

Total		14,566

Belgium – 1.5%
EVS Broadcast Equipment	300	19,090
Sipef	150	14,861

Total		33,951

Brazil – 0.5%
Eternit	800	5,473
Tegma Gestao Logistica	400	6,231

Total		11,704

Canada – 4.0%
AGF Management Cl. B	300	6,068
E-L Financial	20	10,046
Major Drilling Group International	450	7,645
Pan American Silver	350	12,995
Pason Systems	400	6,498
Ritchie Bros. Auctioneers	250	7,037
ShawCor Cl. A	150	5,641
Sprott	2,400	22,453
Trican Well Service	500	11,290

Total		89,673

China – 0.5%
E-House China Holdings ADR	1,000	11,750

Total		11,750

Denmark – 0.5%
H Lundbeck	300	6,956
SimCorp	30	4,807

Total		11,763

Egypt – 1.1%
Egyptian Financial Group-Hermes Holding	3,000	11,055
Lecico Egypt	4,268	12,533

Total		23,588

Finland – 1.1%
CapMan Cl. B	2,500	5,669
Marimekko	300	5,973
Nokian Renkaat	150	6,384
Vaisala Cl. A	200	6,525

Total		24,551

France – 2.5%
Alten	200	7,542
Audika	250	7,260
Ipsen	200	7,175
Manutan International	100	7,199
Paris Orleans et Cie	200	5,555
Societe BIC	70	6,222
Societe Internationale de Plantations d’Heveas	50	6,176
Vetoquinol	200	8,600

Total		55,729

Germany – 3.6%
Aixtron ADR	150	6,582
AS Creation Tapeten	150	6,367
Carl Zeiss Meditec	700	14,781
Fielmann	50	4,723
Fuchs Petrolub	75	10,127
KWS Saat	25	5,277
Nemetschek	100	4,471
Pfeiffer Vacuum Technology	50	7,014
Rational	25	5,952
STRATEC Biomedical Systems	200	7,993
Takkt	400	6,378

Total		79,665

Greece – 0.2%
JUMBO	700	5,417

Total		5,417

Hong Kong – 3.5%
Asian Citrus Holdings	11,800	13,046
ASM Pacific Technology	500	6,267
Kingboard Chemical Holdings	1,200	6,317
New World Department Store China	6,500	4,546
Pico Far East Holdings	28,000	5,364
Stella International Holdings	5,500	12,275
Texwinca Holdings	4,000	4,243
Value Partners Group	15,000	14,174
VTech Holdings	500	5,669
Xtep International Holdings	9,500	6,436

Total		78,337

Indonesia – 0.3%
Ramayana Lestari Sentosa	63,000	5,499

Total		5,499

Italy – 0.9%
DiaSorin	125	5,500
Recordati	1,500	15,083

Total		20,583

Japan – 7.8%
Benesse Holdings	500	20,468
BML	400	11,262
EPS	3	7,022
FamilyMart	500	18,785
Hisamitsu Pharmaceutical	200	8,067
Moshi Moshi Hotline	700	13,069
Nihon Kohden	400	8,709
Nomura Research Institute	400	8,829
Osaka Securities Exchange	1	5,019
Santen Pharmaceutical	500	19,926
Shimano	400	19,981
TOTO	1,000	8,043
USS	300	23,335

Total		172,515

Jersey – 0.7%
Randgold Resources ADR [a]	200	16,308

Total		16,308

Lebanon – 0.3%
BLOM Bank GDR	600	5,739

Total		5,739

Luxembourg – 0.3%
Brait	2,000	5,543

Total		5,543

Mexico – 0.6%
Grupo Herdez	3,400	6,860
Industrias Bachoco ADR	200	5,546

Total		12,406

Netherlands – 0.2%
Hunter Douglas	100	5,097

Total		5,097

Norway – 0.8%
Ekornes	200	5,352
TGS-NOPEC Geophysical	450	12,076

Total		17,428

Peru – 0.6%
Hochschild Mining	1,200	12,407

Total		12,407

Singapore – 0.5%
SATS	2,600	5,177
Singapore Exchange	900	5,605

Total		10,782

South Africa – 3.2%
Adcock Ingram Holdings	2,000	16,423
Advtech	6,500	5,188
Discovery Holdings	1,000	5,633
Lewis Group	1,500	16,519
Northam Platinum	2,000	13,008
Raubex Group	5,000	13,489

Total		70,260

South Korea – 1.3%
Binggrae	100	5,907
Daewoo Securities	250	5,105
Hanssem	500	6,313
Woongjin Coway	300	10,352

Total		27,677

Spain – 0.3%
Bolsas y Mercados Espanoles	250	7,607

Total		7,607

Switzerland – 1.7%
Bank Sarasin & Co. Cl. B	175	7,621
Burckhardt Compression Holding	20	6,298
Coltene Holding	200	10,887
Sika	3	7,225
Vontobel Holding	150	5,798

Total		37,829

Taiwan – 0.3%
Chroma Ate	2,000	6,461

Total		6,461

Thailand – 0.5%
Hana Microelectronics	7,200	5,713
Thai Beverage	27,000	6,212

Total		11,925

Turkey – 0.6%
Mardin Cimento Sanayii	2,500	12,823

Total		12,823

United Arab Emirates – 0.5%
Lamprell	2,000	11,310

Total		11,310

United Kingdom – 3.7%
Ashmore Group	2,500	13,291
Close Brothers Group	450	6,100
De La Rue	400	5,066
Diploma	1,500	7,700
Domino Printing Sciences	600	6,069
Ensco ADR	200	11,568
JKX Oil & Gas	700	3,537
Rathbone Brothers	300	5,852
Severfield-Rowen	1,700	7,227
Spirax-Sarco Engineering	500	15,553

Total		81,963

United States – 4.2%
Brink’s Company (The)	280	9,271
Donaldson Company	200	12,258
Expeditors International of Washington	200	10,028
Harman International Industries	200	9,364
International Flavors & Fragrances	130	8,099
Invesco	300	7,668
Manpower	115	7,231
Towers Watson & Company Cl. A	160	8,874
Valmont Industries	200	20,874

Total		93,667

TOTAL COMMON STOCKS
(Cost $1,091,624)		1,123,609

REPURCHASE AGREEMENT – 38.3%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $847,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.70% due 5/27/11, valued at $868,244)
(Cost $847,000)		847,000

TOTAL INVESTMENTS – 89.0%
(Cost $1,938,624)		1,970,609

CASH AND OTHER ASSETS LESS LIABILITIES – 11.0%		244,641

NET ASSETS – 100.0%		$2,215,250

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 72.5%

Australia – 2.4%
Cochlear	200	$17,168
Medusa Mining	3,000	21,721
Sims Metal Management ADR	700	12,705

Total		51,594

Austria – 2.4%
Mayr-Melnhof Karton	200	23,364
Semperit AG Holding	500	29,084

Total		52,448

Belgium – 1.2%
EVS Broadcast Equipment	400	25,453

Total		25,453

Brazil – 2.4%
Duratex	1,500	15,849
Grendene	3,200	18,816
Tegma Gestao Logistica	1,200	18,691

Total		53,356

Canada – 6.3%
Gluskin Sheff + Associates	800	18,071
Major Drilling Group International	1,200	20,386
Pan American Silver	500	18,565
Pason Systems	1,100	17,870
Tesco Corporation [a]	1,000	21,950
TMX Group	500	20,020
Trican Well Service	900	20,321

Total		137,183

China – 2.2%
Daphne International Holdings	14,000	10,583
E-House China Holdings ADR	1,800	21,150
Pacific Textiles Holdings	30,000	17,355

Total		49,088

Finland – 1.8%
Nokian Renkaat	400	17,023
Vaisala Cl. A	700	22,837

Total		39,860

France – 7.1%
Alten	400	15,085
Beneteau	800	16,876
bioMerieux	200	20,977
Boiron	500	21,116
Manutan International	300	21,598
Meetic	800	17,517
Vetoquinol	500	21,499
Virbac	130	21,672

Total		156,340

Germany – 7.8%
Carl Zeiss Meditec	1,200	25,340
Fuchs Petrolub	125	16,879
KWS Saat	100	21,109
Pfeiffer Vacuum Technology	150	21,041
Puma AG Rudolf Dassler Sport	55	16,131
Rational	100	23,809
SMA Solar Technology	200	25,067
Takkt	1,300	20,727

Total		170,103

Hong Kong – 4.5%
Asia Satellite Telecommunications Holdings	5,000	9,320
Luk Fook Holdings (International)	7,000	20,743
Midland Holdings	12,000	9,333
Stella International Holdings	5,000	11,159
Value Partners Group	25,000	23,623
VTech Holdings	1,000	11,339
Xtep International Holdings	20,000	13,550

Total		99,067

Indonesia – 0.5%
Mayora Indah	7,500	9,733

Total		9,733

Italy – 2.5%
DiaSorin	400	17,602
Recordati	2,500	25,137
Tod’s	100	11,784

Total		54,523

Japan – 8.9%
Benesse Holdings	600	24,561
EPS	10	23,407
FamilyMart	650	24,420
Moshi Moshi Hotline	1,200	22,404
Nomura Research Institute	1,000	22,073
Santen Pharmaceutical	800	31,883
Shimano	450	22,478
USS	320	24,891

Total		196,117

Jersey – 0.8%
Randgold Resources ADR [a]	200	16,308

Total		16,308

Mexico – 2.5%
Fresnillo	700	17,327
Grupo Herdez	9,000	18,160
Industrias Bachoco ADR	700	19,411

Total		54,898

Norway – 0.7%
Ekornes	600	16,057

Total		16,057

Peru – 0.9%
Hochschild Mining	2,000	20,678

Total		20,678

Philippines – 0.4%
GMA Holdings PDR	60,000	9,664

Total		9,664

Singapore – 0.8%
First Resources	9,000	9,425
Super Group	8,000	8,187

Total		17,612

South Africa – 3.9%
Adcock Ingram Holdings	2,500	20,529
Discovery Holdings	2,600	14,647
Lewis Group	2,500	27,531
Northam Platinum	3,500	22,764

Total		85,471

South Korea – 3.3%
Binggrae	200	11,815
MegaStudy	150	23,096
Sung Kwang Bend	900	13,537
Woongjin Coway	700	24,153

Total		72,601

Switzerland – 5.4%
Burckhardt Compression Holding	80	25,193
Geberit	60	13,065
LEM Holding	2	1,241
Partners Group Holding	100	19,118
Sika	7	16,858
Sonova Holding	200	17,823
Straumann Holding	100	25,716

Total		119,014

Thailand – 0.4%
Big C Supercenter	3,500	9,171

Total		9,171

United Kingdom – 3.4%
Ashmore Group	4,500	23,923
Jupiter Fund Management	4,500	20,747
Spirax-Sarco Engineering	500	15,553
Victrex	700	15,160

Total		75,383

TOTAL COMMON STOCKS
(Cost $1,539,435)		1,591,722

REPURCHASE AGREEMENT – 21.4%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $471,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.58% due 6/1/11, valued at $486,213)
(Cost $471,000)		471,000

TOTAL INVESTMENTS – 93.9%
(Cost $2,010,435)		2,062,722

CASH AND OTHER ASSETS LESS LIABILITIES – 6.1%		134,368

NET ASSETS – 100.0%		$2,197,090

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 73.7%

Australia – 2.8%
Catalpa Resources [a]	6,000	$10,953
Imdex	11,600	25,197
Industrea	8,232	11,921
Kingsrose Mining [a]	7,500	13,537
TFS Corporation	17,600	14,746
TFS Corporation (Rights) [f]	350	11

Total		76,365

Austria – 0.6%
C.A.T. oil	1,500	15,465

Total		15,465

Brazil – 0.4%
Tarpon Investimentos	1,000	11,148

Total		11,148

Canada – 4.7%
Canadian Energy Services & Technology	300	10,571
CE Franklin [a]	1,000	9,900
Indigo Books & Music	1,820	24,592
Le Chateau Cl. A	2,000	23,125
Richmont Mines [a]	2,000	13,320
Spanish Mountain Gold [a]	12,000	6,560
Sprott Resource [a]	2,500	13,848
Total Energy Services	500	8,566
Wildcat Silver [a]	8,000	17,160

Total		127,642

Cayman Islands – 0.8%
Endeavour Mining [a]	8,300	22,259

Total		22,259

China – 5.1%
BCD Semiconductor Manufacturing ADR [a]	3,300	28,611
Fushi Copperweld [a]	1,200	9,624
Jinpan International	2,800	32,816
QX Paper [f]	41,000	11,491
Shanghai Prime Machinery	50,000	10,477
Syswin ADR [a]	1,600	10,032
3SBio ADR [a]	800	13,832
Yucheng Technologies [a]	5,600	22,456

Total		139,339

Denmark – 0.4%
Bang & Olufsen Cl. B [a]	700	10,311

Total		10,311

Egypt – 0.5%
Cairo Poultry	2,000	4,766
Lecico Egypt	3,300	9,690

Total		14,456

Finland – 2.9%
CapMan Cl. B	14,300	32,425
Marimekko	400	7,965
Ponsse	600	9,745
Tekla	800	11,904
Vaisala Cl. A	500	16,312

Total		78,351

France – 7.5%
Altamir Amboise [a]	1,300	14,923
Audika	550	15,971
Exel Industries	350	21,627
LaCie	4,400	21,825
Manutan International	200	14,399
Meetic	1,000	21,896
Neurones	2,100	25,892
Parrot [a]	400	14,342
Piscines Desjoyaux	3,150	31,249
Vetoquinol	500	21,499

Total		203,623

Germany – 4.2%
AS Creation Tapeten	620	26,316
Deutsche Beteiligungs	400	11,533
Koenig & Bauer [a]	900	20,567
Nemetschek	400	17,885
STRATEC Biomedical Systems	500	19,983
technotrans [a]	1,900	18,687

Total		114,971

Greece – 0.6%
Hellenic Exchanges	1,900	16,695

Total		16,695

Hong Kong – 6.6%
Arts Optical International Holdings	12,000	4,937
Chen Hsong Holdings	70,000	39,056
China Ting Group Holdings	65,000	9,610
Dickson Concepts (International)	30,600	22,738
Lung Kee (Bermuda) Holdings	38,000	26,038
Pico Far East Holdings	154,000	29,499
TAK Sing Alliance Holdings	70,000	8,639
Tao Heung Holdings	64,000	22,627
Win Hanverky Holdings	140,000	17,818

Total		180,962

Indonesia – 0.2%
Clipan Finance Indonesia	90,000	5,788

Total		5,788

Isle of Man – 0.9%
Geodrill [a]	7,800	25,343

Total		25,343

Italy – 3.5%
Biesse [a]	1,000	10,346
Landi Renzo	10,200	35,994
Nice	7,500	32,312
Sabaf	500	16,340

Total		94,992

Japan – 4.6%
C. Uyemura & Co.	700	33,199
EPS	22	51,496
Miraial	1,630	41,269

Total		125,964

Luxembourg – 0.5%
Brait	5,000	13,858

Total		13,858

Malaysia – 3.9%
Faber Group	45,900	32,128
JobStreet Corporation	24,500	21,274
Kossan Rubber Industries	25,000	28,064
Zhulian Corporation	42,000	24,684

Total		106,150

Poland – 0.3%
Elektrobudowa	150	8,135

Total		8,135

Singapore – 1.8%
Armstrong Industrial	102,500	32,527
Broadway Industrial Group	22,800	17,364

Total		49,891

South Africa – 3.7%
Advtech	25,000	19,956
Bell Equipment [a]	10,200	18,847
Net 1 UEPS Technologies [a]	3,100	26,660
Raubex Group	12,900	34,800

Total		100,263

South Korea – 7.3%
Binggrae	250	14,768
Bukwang Pharmaceutical	2,600	30,576
Daewoong Pharmaceutical	3,600	146,041
Hanssem	700	8,838

Total		200,223

Spain – 0.7%
Clinica Baviera	700	8,036
Laboratorios Farmaceuticos Rovi	1,700	12,383

Total		20,419

Sweden – 0.8%
BioGaia Cl. B	600	11,550
Bjorn Borg	1,000	10,694

Total		22,244

Switzerland – 1.5%
Coltene Holding	250	13,609
Inficon Holding	70	14,671
Newave Energy Holding	200	11,268

Total		39,548

Taiwan – 1.1%
Himax Technologies ADR	12,100	28,677

Total		28,677

Turkey – 1.0%
Vestel Beyaz Esya Sanayi	15,000	28,561

Total		28,561

United Arab Emirates – 0.6%
SHUAA Capital [a]	50,000	15,111

Total		15,111

United Kingdom – 3.7%
Begbies Traynor	25,000	17,947
Diploma	2,500	12,834
Latchways	400	6,641
Mears Group	3,500	13,686
Severfield-Rowen	6,500	27,632
Ted Baker	2,000	21,208

Total		99,948

United States – 0.5%
WaterFurnace Renewable Energy	500	12,563

Total		12,563

TOTAL COMMON STOCKS
(Cost $1,943,020)		2,009,265

REPURCHASE AGREEMENT – 33.7%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $920,001 (collateralized
by obligations of various U.S. Government
Agencies, due 9/1/11, valued at $944,528)
(Cost $920,000)		920,000

TOTAL INVESTMENTS – 107.4%
(Cost $2,863,020)		2,929,265

LIABILITIES LESS CASH AND OTHER ASSETS – (7.4)%		(201,565)

NET ASSETS – 100.0%		$2,727,700

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Discretionary – 28.6%
Distributors - 2.5%
Genuine Parts	1,780	$95,479

Leisure Equipment & Products - 2.8%
Mattel	4,250	105,953

Multiline Retail - 5.8%
Kohl’s Corporation	2,145	113,771
Nordstrom	2,340	105,019

		218,790

Specialty Retail - 14.3%
Bed Bath & Beyond [a]	2,870	138,535
Gap (The)	5,760	130,522
Home Depot (The)	1,425	52,810
Limited Brands	3,190	104,887
Staples	6,055	117,588

		544,342

Textiles, Apparel & Luxury Goods - 3.2%
VF Corporation	1,240	122,177

Total		1,086,741

Consumer Staples – 13.6%
Food & Staples Retailing - 2.2%
Walgreen Company	2,045	82,086

Food Products - 4.7%
Hershey Company	1,235	67,122
Hormel Foods	4,090	113,866

		180,988

Household Products - 6.7%
Church & Dwight Co.	895	71,009
Colgate-Palmolive	1,365	110,238
Kimberly-Clark	1,145	74,734

		255,981

Total		519,055

Energy – 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Occidental Petroleum	585	61,127

Total		61,127

Health Care – 14.5%
Health Care Equipment & Supplies - 7.6%
C.R. Bard	750	74,483
Medtronic	2,880	113,328
Stryker Corporation	1,665	101,232

		289,043

Health Care Providers & Services - 3.2%
Quest Diagnostics	1,620	93,506
Schein (Henry) [a]	410	28,770

		122,276

Pharmaceuticals - 3.7%
Johnson & Johnson	2,340	138,645

Total		549,964

Industrials – 13.1%
Aerospace & Defense - 4.9%
Raytheon Company	1,680	85,462
United Technologies	1,185	100,310

		185,772

Industrial Conglomerates - 2.4%
3M	995	93,032

Machinery - 3.5%
Dover Corporation	980	64,425
Illinois Tool Works	1,305	70,105

		134,530

Trading Companies & Distributors - 2.3%
Grainger (W.W.)	625	86,050

Total		499,384

Information Technology – 21.0%
Communications Equipment - 2.9%
Cisco Systems	6,405	109,846

IT Services - 3.3%
Automatic Data Processing	1,150	59,006
International Business Machines	410	66,859

		125,865

Semiconductors & Semiconductor Equipment - 11.6%
Analog Devices	2,695	106,129
Applied Materials	6,235	97,391
Intel Corporation	5,820	117,389
Texas Instruments	3,445	119,059

		439,968

Software - 3.2%
Microsoft Corporation	4,845	122,869

Total		798,548

TOTAL COMMON STOCKS
(Cost $3,446,613)		3,514,819

TOTAL INVESTMENTS – 92.4%
(Cost $3,446,613)		3,514,819

CASH AND OTHER ASSETS LESS LIABILITIES – 7.6%		289,245

NET ASSETS – 100.0%		$3,804,064

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.0%

Consumer Discretionary – 10.3%
Auto Components - 1.8%
Drew Industries	50,900	$1,136,597

Diversified Consumer Services - 0.5%
Universal Technical Institute	18,268	355,313

Specialty Retail - 2.6%
Aeropostale [a]	14,200	345,344
Jos. A. Bank Clothiers [a]	25,650	1,305,072

		1,650,416

Textiles, Apparel & Luxury Goods - 5.4%
Columbia Sportswear	15,627	928,556
Volcom	59,900	1,109,947
Warnaco Group (The) [a]	24,800	1,418,312

		3,456,815

Total		6,599,141

Consumer Staples – 2.4%
Food Products - 2.4%
Cal-Maine Foods	21,905	646,197
Hain Celestial Group [a]	28,600	923,208

Total		1,569,405

Energy – 11.1%
Energy Equipment & Services - 11.1%
Calfrac Well Services	22,700	731,692
Helmerich & Payne	23,300	1,600,477
Oil States International [a]	16,200	1,233,468
Pason Systems	65,500	1,064,079
ShawCor Cl. A	34,300	1,289,921
Unit Corporation [a]	20,150	1,248,292

Total		7,167,929

Financials – 10.1%
Capital Markets - 4.6%
Federated Investors Cl. B	34,000	909,500
Lazard Cl. A	19,000	790,020
SEI Investments	52,200	1,246,536

		2,946,056

Insurance - 4.3%
Alleghany Corporation [a]	3,706	1,226,539
Brown & Brown	41,400	1,068,120
Markel Corporation [a]	1,100	455,895

		2,750,554

Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions [a]	25,800	791,544

Total		6,488,154

Health Care – 4.7%
Health Care Providers & Services - 1.0%
VCA Antech [a]	25,400	639,572

Life Sciences Tools & Services - 2.1%
ICON ADR [a]	62,000	1,338,580

Pharmaceuticals - 1.6%
Questcor Pharmaceuticals [a]	72,351	1,042,578

Total		3,020,730

Industrials – 25.0%
Building Products - 0.9%
Apogee Enterprises	41,467	546,950

Commercial Services & Supplies - 3.6%
Cintas Corporation	42,700	1,292,529
Copart [a]	23,700	1,026,921

		2,319,450

Electrical Equipment - 5.1%
AZZ	27,100	1,235,760
GrafTech International [a]	54,900	1,132,587
Regal-Beloit	12,500	922,875

		3,291,222

Machinery - 5.1%
Columbus McKinnon [a]	53,000	978,380
Gardner Denver	4,800	374,544
Valmont Industries	6,000	626,220
Wabtec Corporation	19,175	1,300,640

		3,279,784

Marine - 1.5%
Kirby Corporation [a]	16,800	962,472

Professional Services - 3.5%
CRA International [a]	36,079	1,040,158
Robert Half International	40,000	1,224,000

		2,264,158

Road & Rail - 4.2%
Arkansas Best	35,300	914,976
Landstar System	19,700	899,896
Patriot Transportation Holding [a]	15,000	401,250
Universal Truckload Services [a]	28,500	491,625

		2,707,747

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Cl. A	9,900	677,853

Total		16,049,636

Information Technology – 15.2%
Communications Equipment - 1.4%
Harmonic [a]	96,000	900,480

Computers & Peripherals - 0.5%
Intermec [a]	29,500	318,305

Electronic Equipment, Instruments & Components - 3.3%
Coherent [a]	13,981	812,436
Dolby Laboratories Cl. A [a]	8,500	418,285
Rofin-Sinar Technologies [a]	22,303	880,968

		2,111,689

IT Services - 3.8%
MAXIMUS	13,650	1,107,971
Total System Services	74,200	1,337,084

		2,445,055

Semiconductors & Semiconductor Equipment - 5.4%
Aixtron ADR	17,500	767,900
Cabot Microelectronics [a]	25,000	1,306,250
Cymer [a]	12,000	678,960
Integrated Silicon Solution [a]	78,000	723,060

		3,476,170

Software - 0.8%
NetScout Systems [a]	20,300	554,596

Total		9,806,295

Materials – 10.6%
Chemicals - 2.0%
Intrepid Potash [a]	36,397	1,267,343

Containers & Packaging - 1.5%
Greif Cl. A	15,000	981,150

Metals & Mining - 7.1%
Cliffs Natural Resources	11,000	1,081,080
Major Drilling Group International	39,600	672,730
Reliance Steel & Aluminum	26,000	1,502,280
Sims Metal Management ADR	70,570	1,280,846

		4,536,936

Total		6,785,429

Miscellaneous [e] – 1.6%
Total		1,057,169

TOTAL COMMON STOCKS
(Cost $41,327,250)		58,543,888

REPURCHASE AGREEMENT – 11.3%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $7,280,008 (collateralized
by obligations of various U.S. Government
Agencies, due 6/21/11, valued at $7,465,000)
(Cost $7,280,000)		7,280,000

TOTAL INVESTMENTS – 102.3%
(Cost $48,607,250)		65,823,888

LIABILITIES LESS CASH AND OTHER ASSETS – (2.3)%		(1,509,340)

NET ASSETS – 100.0%		$64,314,548

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.8%

Consumer Discretionary – 16.9%
Auto Components - 3.3%
Drew Industries	3,383	$75,542
Minth Group	44,800	74,873
SORL Auto Parts [a]	4,431	26,852

		177,267

Diversified Consumer Services - 1.9%
ChinaCast Education [a,g]	8,700	54,723
MegaStudy	300	46,192

		100,915

Household Durables - 1.2%
Universal Electronics [a]	2,200	65,032

Internet & Catalog Retail - 0.2%
NutriSystem [g]	900	13,041

Media - 0.5%
Global Sources [a,g]	2,510	29,191

Multiline Retail - 0.7%
Big Lots [a,g]	900	39,087

Specialty Retail - 5.4%
Charming Shoppes [a]	16,500	70,290
GameStop Corporation Cl. A [a]	1,100	24,772
Kirkland’s [a]	3,500	54,040
Luk Fook Holdings (International)	13,800	40,893
Rent-A-Center	1,500	52,365
Wet Seal (The) Cl. A [a]	12,321	52,734

		295,094

Textiles, Apparel & Luxury Goods - 3.7%
Daphne International Holdings	75,800	57,299
Stella International Holdings	29,200	65,168
True Religion Apparel [a,g]	1,300	30,511
Warnaco Group (The) [a]	900	51,471

		204,449

Total		924,076

Consumer Staples – 5.8%
Food & Staples Retailing - 2.1%
FamilyMart	3,000	112,707

Food Products - 3.4%
Binggrae	1,081	63,858
China Green (Holdings)	101,200	77,801
First Resources	41,300	43,249

		184,908

Personal Products - 0.3%
Schiff Nutrition International Cl. A	2,060	18,767

Total		316,382

Energy – 8.5%
Energy Equipment & Services - 5.9%
CE Franklin [a]	4,600	45,540
Ensco ADR	1,100	63,624
Helmerich & Payne	1,300	89,297
Patterson-UTI Energy	1,800	52,902
Rowan Companies [a]	1,550	68,479

		319,842

Oil, Gas & Consumable Fuels - 2.6%
Gran Tierra Energy [a,g]	5,900	47,613
SM Energy	600	44,514
VAALCO Energy [a]	6,700	51,992

		144,119

Total		463,961

Financials – 8.7%
Capital Markets - 5.8%
Ashmore Group	10,000	53,163
INTL FCStone [a]	2,200	55,924
Lazard Cl. A	600	24,948
Sprott	5,100	47,712
Stifel Financial [a]	700	50,253
Value Partners Group	92,400	87,310

		319,310

Consumer Finance - 1.3%
First Cash Financial Services [a]	700	27,020
World Acceptance [a]	640	41,728

		68,748

Real Estate Management & Development - 1.6%
E-House China Holdings ADR	7,400	86,950

Total		475,008

Health Care – 4.6%
Biotechnology - 0.3%
3SBio ADR [a]	920	15,907

Health Care Providers & Services - 1.3%
Continucare Corporation [a]	6,760	36,166
LHC Group [a]	1,200	36,000

		72,166

Life Sciences Tools & Services - 2.1%
EPS	50	117,035

Pharmaceuticals - 0.9%
Endo Pharmaceuticals Holdings [a,g]	1,300	49,608

Total		254,716

Industrials – 14.0%
Air Freight & Logistics - 1.8%
Atlas Air Worldwide Holdings [a,g]	1,400	97,608

Commercial Services & Supplies - 0.8%
Team [a,g]	1,710	44,904

Construction & Engineering - 2.6%
Comfort Systems USA [g]	2,700	37,989
EMCOR Group [a]	1,900	58,843
Pike Electric [a]	5,100	48,552

		145,384

Electrical Equipment - 3.8%
Fushi Copperweld [a]	12,740	102,175
Jinpan International [g]	9,018	105,691

		207,866
Machinery - 5.0%
Foster (L.B.) Company Cl. A	1,700	73,287
FreightCar America [a]	1,900	61,769
Graham Corporation	3,402	81,444
Hurco Companies [a]	1,900	57,950

		274,450

Total		770,212

Information Technology – 22.4%
Communications Equipment - 2.1%
Cogo Group [a]	8,549	68,990
Tekelec [a]	5,450	44,254

		113,244

Computers & Peripherals - 3.8%
Super Micro Computer [a]	6,100	97,844
Western Digital [a,g]	3,050	113,735

		211,579

Electronic Equipment, Instruments & Components - 4.2%
China High Precision Automation Group	74,800	54,235
Mercury Computer Systems [a]	600	12,696
Multi-Fineline Electronix [a]	2,800	79,016
SMART Modular Technologies (WWH) [a]	10,800	83,916

		229,863

Internet Software & Services - 2.5%
NetEase.com ADR [a]	1,200	59,412
ValueClick [a]	5,260	76,060

		135,472

IT Services - 0.9%
Yucheng Technologies [a]	12,100	48,521

Semiconductors & Semiconductor Equipment - 6.4%
Integrated Silicon Solution [a]	9,700	89,919
Miraial	2,600	65,828
MKS Instruments	3,200	106,560
Teradyne [a]	5,000	89,050

		351,357

Software - 2.5%
Actuate Corporation [a,g]	17,300	89,960
American Software Cl. A	6,570	48,487

		138,447

Total		1,228,483

Materials – 13.2%
Chemicals - 1.7%
Fufeng Group	82,200	56,325
OM Group [a,g]	1,000	36,540

		92,865

Metals & Mining - 11.5%
Commercial Metals [g]	3,400	58,718
Haynes International	1,300	72,085
Hochschild Mining	7,800	80,645
Horsehead Holding Corporation [a]	5,400	92,070
Market Vectors Junior Gold Miners ETF	2,900	113,738
Medusa Mining	8,100	58,647
Seabridge Gold [a,g]	4,800	152,736

		628,639

Total		721,504

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
Neutral Tandem [a]	2,200	32,450

Total		32,450

Miscellaneous [e] – 3.1%
Total		170,342

TOTAL COMMON STOCKS
(Cost $4,312,682)		5,357,134

REPURCHASE AGREEMENT – 4.9%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $267,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.58% due 6/1/11, valued at $275,688)
(Cost $267,000)		267,000

TOTAL INVESTMENTS – 102.7%
(Cost $4,579,682)		5,624,134

LIABILITIES LESS CASH AND OTHER ASSETS – (2.7)%		(150,323)

NET ASSETS – 100.0%		$5,473,811

SECURITIES SOLD SHORT COMMON STOCKS – 5.2%
Consumer Discretionary – 3.0%
Specialty Retail - 3.0%
AutoNation	1,800	$63,666
SPDR S&P Retail ETF	2,000	101,600

Total		165,266

Financials – 1.4%
Diversified Financial Services - 0.9%
Financial Select Sector SPDR Fund	3,000	49,230

Real Estate Investment Trusts (REITs) - 0.5%
Realty Income	800	27,960

Total		77,190

Information Technology – 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SPDR S&P Semiconductor ETF	750	43,928

Total		43,928

TOTAL SECURITIES SOLD SHORT
(Proceeds $245,167)		$286,384

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.7%

Australia – 3.6%
Centamin Egypt [a]	200,000	$435,380
Medusa Mining	65,000	470,629

Total		906,009

Austria – 5.5%
Mayr-Melnhof Karton	5,500	642,508
Semperit AG Holding	12,500	727,112

Total		1,369,620

Belgium – 3.3%
EVS Broadcast Equipment	7,000	445,426
Sipef	3,800	376,490

Total		821,916

Brazil – 3.9%
Duratex	20,000	211,313
Grendene	30,000	176,400
Kroton Educacional (Units) [a]	15,000	193,305
Tegma Gestao Logistica	25,000	389,398

Total		970,416

Canada – 4.7%
Major Drilling Group International	30,000	509,644
Sprott	32,500	304,049
Tesco Corporation [a,g]	16,000	351,200

Total		1,164,893

China – 1.7%
China Forestry Holdings [f]	325,000	67,791
E-House China Holdings ADR	30,000	352,500

Total		420,291

Denmark – 1.4%
H Lundbeck	15,000	347,829

Total		347,829

Egypt – 0.4%
Egyptian Financial Group-Hermes Holding	30,000	110,546

Total		110,546

Finland – 1.3%
Vaisala Cl. A	10,000	326,239

Total		326,239

France – 1.8%
Boiron	8,200	346,307
Societe Internationale de Plantations d’Heveas	800	98,807

Total		445,114

Germany – 9.5%
Aixtron	9,000	394,059
Carl Zeiss Meditec	21,000	443,442
KWS Saat	1,200	253,310
Nemetschek	3,100	138,609
Pfeiffer Vacuum Technology	4,000	561,098
SMA Solar Technology	4,500	564,017

Total		2,354,535

Hong Kong – 3.4%
Asian Citrus Holdings	300,000	331,681
Value Partners Group	545,000	514,974

Total		846,655

India – 1.9%
Graphite India	50,000	104,608
Maharashtra Seamless	50,000	364,223

Total		468,831

Italy – 1.6%
Recordati	40,000	402,201

Total		402,201

Japan – 13.8%
Benesse Holdings	11,000	450,289
EPS	145	339,402
FamilyMart	12,000	450,829
Moshi Moshi Hotline	20,000	373,407
Nomura Research Institute	17,500	386,271
Santen Pharmaceutical	17,000	677,507
Shimano	7,500	374,639
USS	5,000	388,916

Total		3,441,260

Jersey – 1.0%
Randgold Resources ADR [a,g]	3,000	244,620

Total		244,620

Mexico – 2.8%
Fresnillo	17,500	433,174
Industrias Bachoco ADR [g]	9,400	260,662

Total		693,836

Norway – 1.3%
TGS-NOPEC Geophysical	12,000	322,011

Total		322,011

Peru – 2.2%
Hochschild Mining	52,500	542,801

Total		542,801

South Africa – 7.9%
Adcock Ingram Holdings	55,000	451,626
Aquarius Platinum	60,000	332,647
Lewis Group	40,000	440,502
Northam Platinum	60,000	390,244
Raubex Group	135,000	364,191

Total		1,979,210

South Korea – 1.5%
MegaStudy	2,500	384,931

Total		384,931

Switzerland – 4.4%
Burckhardt Compression Holding	1,800	566,848
Partners Group Holding	2,750	525,749

Total		1,092,597

Turkey – 2.0%
Ford Otomotiv Sanayi	20,000	191,056
Mardin Cimento Sanayii	60,000	307,762

Total		498,818

United Arab Emirates – 2.5%
Lamprell	110,000	622,028

Total		622,028

United Kingdom – 3.1%
Ashmore Group	90,000	478,468
Ensco ADR [g]	5,000	289,200

Total		767,668

United States – 13.2%
Analog Devices [g]	9,000	354,420
Helmerich & Payne [g]	4,000	274,760
Lam Research [a]	5,500	311,630
Sanderson Farms	6,000	275,520
SanDisk Corporation [a]	9,000	414,810
Schnitzer Steel Industries Cl. A [g]	4,500	292,545
Teradyne [a]	25,000	445,250
U.S. Global Investors Cl. A [g]	26,800	217,348
Varian Semiconductor Equipment Associates [a]	4,500	219,015
Western Digital [a,g]	13,000	484,770

Total		3,290,068

TOTAL COMMON STOCKS
(Cost $19,965,387)		24,834,943

REPURCHASE AGREEMENT – 1.3%
State Street Bank & Trust Company,
0.04% dated 3/31/11, due 4/1/11,
maturity value $327,000 (collateralized
by obligations of various U.S. Government
Agencies, due 9/1/11, valued at $339,830)
(Cost $327,000)		327,000

TOTAL INVESTMENTS – 101.0%
(Cost $20,292,387)		25,161,943

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(259,252)

NET ASSETS – 100.0%		$24,902,691

SECURITIES SOLD SHORT COMMON STOCKS – 4.8%
Canada – 0.6%
iShares MSCI Canada Index Fund	4,500	$151,380

Total		151,380

United States – 3.3%
iShares Barclays 20+ Year Treasury Bond Fund	1,500	138,180
Panera Bread Cl. A	800	101,600
ProShares Ultra Financials	1,800	125,604
ProShares Ultra Health Care	1,800	105,082
ProShares Ultra Industrials	3,500	190,470
Stericycle	700	62,069
Tempur-Pedic International	1,700	86,122

Total		809,127

Non-Country Specific – 0.9%
ProShares Ultra MSCI Emerging Markets	2,000	224,980

Total		224,980

TOTAL SECURITIES SOLD SHORT
(Proceeds $939,105)		$1,185,487

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.2%

Consumer Discretionary – 10.8%
Auto Components - 1.5%
Autoliv	230	$17,073

Distributors - 0.6%
LKQ Corporation [a]	300	7,230

Media - 1.8%
Interpublic Group of Companies	1,630	20,489

Specialty Retail - 5.2%
American Eagle Outfitters [g]	1,025	16,287
GameStop Corporation Cl. A [a]	980	22,070
O’Reilly Automotive [a]	75	4,309
Rent-A-Center [g]	450	15,710

		58,376

Textiles, Apparel & Luxury Goods - 1.7%
Warnaco Group (The) [a]	330	18,873

Total		122,041

Energy – 7.9%
Energy Equipment & Services - 7.9%
Ensco ADR	310	17,930
Ensign Energy Services	700	13,184
Helmerich & Payne	555	38,123
Trican Well Service	900	20,321

Total		89,558

Financials – 6.4%
Capital Markets - 1.2%
Federated Investors Cl. B	75	2,006
Value Partners Group	12,900	12,190

		14,196

Commercial Banks - 2.7%
Comerica	670	24,602
Huntington Bancshares [g]	300	1,992
KeyCorp	450	3,996

		30,590

Insurance - 2.5%
Alleghany Corporation [a]	71	23,632
PartnerRe	57	4,517

		28,149

Total		72,935

Health Care – 4.0%
Health Care Equipment & Supplies - 1.6%
C.R. Bard	180	17,876

Health Care Providers & Services - 0.6%
Schein (Henry) [a]	100	7,017

Life Sciences Tools & Services - 1.8%
PerkinElmer	790	20,753

Total		45,646

Industrials – 17.6%
Aerospace & Defense - 2.9%
Rockwell Collins	180	11,670
Teledyne Technologies [a]	400	20,684

		32,354

Commercial Services & Supplies - 1.5%
Cintas Corporation	320	9,686
Team [a]	300	7,878

		17,564

Construction & Engineering - 2.2%
EMCOR Group [a]	820	25,395

Electrical Equipment - 5.8%
Hubbell Cl. B	510	36,225
Thomas & Betts [a]	500	29,735

		65,960

Machinery - 1.3%
Kennametal	370	14,430

Professional Services - 2.1%
Equifax	600	23,310

Road & Rail - 0.7%
Landstar System	164	7,492

Trading Companies & Distributors - 1.1%
GATX Corporation	330	12,758

Total		199,263

Information Technology – 26.4%
Electronic Equipment, Instruments & Components - 16.2%
Anixter International [g]	230	16,075
Arrow Electronics [a]	855	35,807
Avnet [a]	798	27,204
AVX Corporation	2,435	36,306
Coherent [a]	245	14,237
KEMET Corporation [a]	1,300	19,279
Molex	620	15,574
ScanSource [a]	500	18,995

		183,477

IT Services - 1.9%
Fiserv [a]	340	21,325

Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices	400	15,752
Cabot Microelectronics [a]	320	16,720
International Rectifier [a]	200	6,612
Micrel	50	674
Teradyne [a]	1,575	28,051
Varian Semiconductor Equipment Associates [a]	550	26,768

		94,577

Total		299,379

Materials – 11.9%
Chemicals - 5.5%
Cabot Corporation	380	17,590
Lubrizol Corporation (The) [g]	265	35,499
Schulman (A.)	400	9,888

		62,977

Containers & Packaging - 2.2%
Greif Cl. A	375	24,529

Metals & Mining - 2.9%
Globe Specialty Metals	400	9,104
Reliance Steel & Aluminum	410	23,690

		32,794

Paper & Forest Products - 1.3%
Stella-Jones	350	14,603

Total		134,903

Utilities – 2.9%
Gas Utilities - 2.9%
UGI Corporation	980	32,242

Total		32,242

Miscellaneous [e] – 0.3%
Total		2,941

TOTAL COMMON STOCKS
(Cost $829,178)		998,908

REPURCHASE AGREEMENT – 13.4%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $152,000 (collateralized by obligations of various U.S. Government Agencies, due 6/21/11, valued at $160,000) (Cost $152,000)		152,000

TOTAL INVESTMENTS – 101.6%
(Cost $981,178)		1,150,908

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%		(18,178)

NET ASSETS – 100.0%		$1,132,730

SECURITIES SOLD SHORT COMMON STOCKS – 2.5%
Diversified Investment Companies – 2.5%
Exchange Traded Funds - 2.5%
iShares Russell 2000 Growth Index Fund	300	$28,602

Total		28,602

TOTAL SECURITIES SOLD SHORT
(Proceeds $25,865)		$28,602

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.2%

Consumer Discretionary – 8.3%
Hotels, Restaurants & Leisure - 0.8%
O’Charleys [a,g]	3,500	$20,895

Household Durables - 3.7%
Hovnanian Enterprises Cl. A [a]	10,000	35,300
Standard Pacific [a,g]	17,000	63,410

		98,710

Media - 1.5%
Harris Interactive [a]	13,500	13,311
Martha Stewart Living Omnimedia Cl. A [a]	7,000	25,970

		39,281

Multiline Retail - 2.3%
Dillard’s Cl. A [g]	1,500	60,180

Total		219,066

Consumer Staples – 6.1%
Food & Staples Retailing - 3.2%
SUPERVALU	5,500	49,115
The Pantry [a]	2,300	34,109

		83,224

Food Products - 1.2%
Smart Balance [a]	7,000	32,130

Personal Products - 1.7%
Physicians Formula Holdings [a,g]	9,500	44,650

Total		160,004

Diversified Investment Companies – 1.2%
Closed-End Funds - 1.2%
BlackRock New York Investment Quality Municipal Trust [g]	2,500	31,300

Total		31,300

Energy – 6.6%
Energy Equipment & Services - 2.8%
Key Energy Services [a]	2,100	32,655
Union Drilling [a]	4,000	41,000

		73,655

Oil, Gas & Consumable Fuels - 3.8%
Goodrich Petroleum [a]	2,000	44,440
McMoRan Exploration [a]	1,000	17,710
SM Energy [g]	500	37,095

		99,245

Total		172,900

Financials – 14.2%
Capital Markets - 1.4%
GFI Group	7,500	37,650

Commercial Banks - 1.0%
Tennessee Commerce Bancorp [a]	5,000	24,550

Real Estate Investment Trusts (REITs) - 8.3%
LaSalle Hotel Properties [g]	2,000	54,000
Mack-Cali Realty	2,000	67,800
PennyMac Mortgage Investment Trust	3,500	64,365
RAIT Financial Trust [g]	13,200	32,472

		218,637

Thrifts & Mortgage Finance - 3.5%
MGIC Investment [a]	5,500	48,895
Radian Group [g]	6,500	44,265

		93,160

Total		373,997

Health Care – 8.2%
Health Care Equipment & Supplies - 2.9%
Exactech [a]	2,000	35,100
Wright Medical Group [a]	2,500	42,525

		77,625

Health Care Providers & Services - 4.4%
AMN Healthcare Services [a,g]	4,500	38,970
Select Medical Holdings [a]	6,000	48,360
Skilled Healthcare Group Cl. A [a]	2,000	28,780

		116,110

Life Sciences Tools & Services - 0.9%
Kendle International [a]	2,200	23,562

Total		217,297

Industrials – 15.6%
Aerospace & Defense - 1.1%
GenCorp [a]	5,000	29,900

Building Products - 3.4%
Ameresco Cl. A [a]	3,000	42,420
Apogee Enterprises	3,500	46,165

		88,585

Construction & Engineering - 1.5%
Furmanite Corporation [a]	5,000	40,000

Machinery - 4.9%
Flow International [a]	8,300	36,437
Hardinge	2,000	27,400
Mueller Water Products Cl. A	10,500	47,040
NN [a]	1,000	18,260

		129,137

Road & Rail - 4.7%
Arkansas Best [g]	1,500	38,880
Covenant Transport Group Cl. A [a]	3,000	27,750
Swift Transportation [a]	4,000	58,800

		125,430

Total		413,052

Information Technology – 26.5%
Communications Equipment - 6.7%
Aviat Networks [a,g]	10,500	54,285
Dialogic [a,g]	6,000	28,140
MRV Communications [a,d]	20,000	30,600
Powerwave Technologies [a,g]	14,300	64,493

		177,518

Electronic Equipment, Instruments & Components - 3.1%
KEMET Corporation [a,g]	5,500	81,565

Semiconductors & Semiconductor Equipment - 14.7%
Advanced Energy Industries [a,g]	2,500	40,875
Alpha & Omega Semiconductor [a,g]	3,000	38,070
AXT [a]	6,000	43,020
FormFactor [a]	1,000	10,300
Integrated Silicon Solution [a]	7,000	64,890
Kulicke & Soffa Industries [a]	2,300	21,505
MEMC Electronic Materials [a]	4,500	58,320
PLX Technology [a]	6,000	21,900
Rudolph Technologies [a]	3,000	32,820
Ultra Clean Holdings [a]	5,500	56,870

		388,570

Software - 2.0%
Smith Micro Software [a,g]	5,500	51,480

Total		699,133

Materials – 9.0%
Chemicals - 1.4%
Material Sciences [a]	5,000	36,050

Metals & Mining - 5.2%
Carpenter Technology	1,000	42,710
Century Aluminum [a,g]	3,000	56,040
Haynes International	700	38,815

		137,565

Paper & Forest Products - 2.4%
Louisiana-Pacific Corporation [a]	6,000	63,000

Total		236,615

Telecommunication Services – 1.4%
Diversified Telecommunication Services - 1.4%
Iridium Communications [a]	4,800	38,256

Total		38,256

Miscellaneous [e] – 4.1%
Total		108,063

TOTAL COMMON STOCKS
(Cost $2,352,161)		2,669,683

TOTAL INVESTMENTS – 101.2%
(Cost $2,352,161)		2,669,683

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(30,423)

NET ASSETS – 100.0%		$2,639,260

SECURITIES SOLD SHORT COMMON STOCKS – 17.0%
Consumer Discretionary – 11.7%
Automobiles - 1.2%
General Motors	1,000	$31,030

Hotels, Restaurants & Leisure - 3.2%
Cheesecake Factory	1,000	30,090
Starbucks Corporation	1,500	55,425

		85,515

Specialty Retail - 4.0%
Ann	1,500	43,665
Tiffany & Co.	1,000	61,440

		105,105

Textiles, Apparel & Luxury Goods - 3.3%
Warnaco Group (The)	1,500	85,785

Total		307,435

Health Care – 2.1%
Biotechnology - 1.3%
Acorda Therapeutics	1,500	34,800

Pharmaceuticals - 0.8%
Auxilium Pharmaceuticals	1,000	21,470

Total		56,270

Information Technology – 3.2%
Communications Equipment - 2.6%
Ciena Corporation	1,000	25,960
JDS Uniphase	2,000	41,680

		67,640

Software - 0.6%
Oracle Corporation	500	16,685

Total		84,325

TOTAL SECURITIES SOLD SHORT
(Proceeds $441,431)		$448,030

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2011. Total market value of loaned securities as of March 31, 2011 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$31,603,712
Royce Micro-Cap Fund	15,415,060
Royce Premier Fund	73,248,736
Royce Low-Priced Stock Fund	58,655,108
Royce Total Return Fund	825,671
Royce Heritage Fund	1,917,329
Royce Opportunity Fund	54,358,775
Royce Value Fund	1,824,487
Royce Value Plus Fund	36,590,960
Royce 100 Fund	1,168,269

[c]

At March 31, 2011, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[d]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[e]	Includes securities first acquired in 2011 and less than 1% of net assets.
[f]

Securities for which market quotations are not readily available represent 0.0%, 0.1%, 0.1%, 0.1%, 0.1%, 0.3%, 0.6%, 0.2%, 0.7%, 0.4% and 0.3% of net assets for Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund and Royce Global Select Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[g]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION:
At March 31, 2011, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	Tax Basis	Net Unrealized Appreciation	Gross Unrealized

	Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,840,355,737	$1,863,354,207	$2,131,198,131	$267,843,924
Royce Micro-Cap Fund	1,164,379,666	413,425,531	484,675,486	71,249,955
Royce Premier Fund	4,783,687,584	2,937,499,048	2,976,883,266	39,384,218
Royce Low-Priced Stock Fund	3,558,314,116	1,737,864,213	1,911,564,444	173,700,231
Royce Total Return Fund	3,649,748,516	1,523,921,450	1,722,633,082	198,711,632
Royce Heritage Fund	236,541,625	80,079,658	85,462,482	5,382,824
Royce Opportunity Fund	2,036,251,092	430,911,005	607,978,757	177,067,752
Royce Special Equity Fund	1,899,405,358	594,790,690	604,334,732	9,544,042
Royce Value Fund	1,525,477,554	521,181,824	544,302,336	23,120,512
Royce Value Plus Fund	2,673,181,674	630,906,900	765,809,080	134,902,180
Royce 100 Fund	388,812,684	131,317,414	135,752,583	4,435,169
Royce Discovery Fund	3,400,445	530,222	686,029	155,807
Royce Financial Services Fund	13,963,761	2,650,995	4,025,690	1,374,695
Royce Dividend Value Fund	218,338,811	32,346,914	34,556,080	2,209,166
Royce European Smaller-Companies Fund	16,211,867	3,637,369	3,913,473	276,104
Royce Global Value Fund	385,263,451	37,357,203	42,138,682	4,781,479
Royce SMid-Cap Value Fund	6,375,091	1,393,674	1,437,731	44,057
Royce International Smaller-Companies Fund	16,770,026	3,510,671	3,997,141	486,470
Royce Focus Value Fund	7,469,156	2,301,742	2,395,018	93,276
Royce Partners Fund	1,665,853	294,191	316,601	22,410
Royce Mid-Cap Fund	4,925,743	833,967	852,584	18,617
Royce Global Dividend Value Fund	1,938,637	31,972	52,651	20,679
Royce International Premier Fund	2,010,435	52,287	87,334	35,047
Royce International Micro-Cap Fund	2,863,020	66,245	101,116	34,871
Royce Special Equity Multi-Cap Fund	3,446,613	68,206	111,544	43,338
Royce Select Fund I	48,676,183	17,147,705	17,174,711	27,006
Royce Select Fund II	4,335,021	1,002,729	1,153,222	150,493
Royce Global Select Fund	19,353,282	4,623,174	5,162,385	539,211
Royce SMid-Cap Select Fund	955,512	166,794	176,496	9,702
Royce Opportunity Select Fund	1,916,191	305,462	378,389	72,927

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	– quoted prices in active markets for identical securities.
Level 2

 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	– significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common stocks	$6,084,927,923	$235,934,877	$ –	$6,320,862,800
Cash equivalents	33,498,878	349,044,000	–	382,542,878
Corporate bonds	–	304,266	–	304,266
Royce Micro-Cap Fund
Common stocks	993,258,183	398,914,484	478,044	1,392,650,711
Cash equivalents	16,207,486	168,947,000	–	185,154,486
Royce Premier Fund
Common stocks	6,127,262,035	664,167,166	–	6,791,429,201
Cash equivalents	75,215,431	854,542,000	–	929,757,431
Royce Low-Priced Stock Fund
Common stocks	3,493,736,411	1,199,258,625	4,860,064	4,697,855,100
Cash equivalents	60,108,229	538,215,000	–	598,323,229
Royce Total Return Fund
Common stocks	4,569,070,970	162,443,087	3,232,228	4,734,746,285
Preferred stocks	–	6,028,150	72,787	6,100,937
Corporate bonds	–	24,085,969	–	24,085,969
Cash equivalents	842,775	407,894,000	–	408,736,775
Royce Heritage Fund
Common stocks	225,358,604	75,059,895	330,092	300,748,591
Cash equivalents	1,979,692	13,893,000	–	15,872,692
Royce Opportunity Fund
Common stocks	2,220,593,158	1,858,139	–	2,222,451,297
Corporate bonds	3,298,720	–	–	3,298,720
Cash equivalents	57,481,080	183,931,000	–	241,412,080
Royce Special Equity Fund
Common stocks	2,176,902,683	24,215,365	–	2,201,118,048
Cash equivalents	–	293,078,000	–	293,078,000
Royce Value Fund
Common stocks	1,710,101,152	228,015,750	–	1,938,116,902
Cash equivalents	1,829,476	106,713,000	–	108,542,476
Royce Value Plus Fund
Common stocks	2,863,847,324	271,324,939	–	3,135,172,263
Cash equivalents	37,497,311	131,419,000	–	168,916,311
Royce 100 Fund
Common stocks	439,689,019	31,658,132	–	471,347,151
Cash equivalents	1,216,947	47,566,000	–	48,782,947
Royce Discovery Fund
Common stocks	3,724,949	23,718	–	3,748,667
Cash equivalents	–	182,000	–	182,000
Royce Financial Services Fund
Common stocks	10,066,348	4,541,403	13,698	14,621,449
Preferred stocks	–	–	430	430
Corporate bonds	–	6,877	–	6,877
Cash equivalents	–	1,986,000	–	1,986,000
Royce Dividend Value Fund
Common stocks	201,378,097	28,316,958	681,342	230,376,397
Preferred stocks	–	–	328	328
Cash equivalents	–	20,309,000	–	20,309,000
Royce European Smaller-Companies Fund
Common stocks	151,597	18,481,283	114,356	18,747,236
Cash equivalents	–	1,102,000	–	1,102,000
Royce Global Value Fund
Common stocks	108,125,058	252,248,261	688,335	361,061,654
Cash equivalents	–	61,559,000	–	61,559,000
Royce SMid-Cap Value Fund
Common stocks	5,408,034	1,206,731	–	6,614,765
Cash equivalents	–	1,154,000	–	1,154,000
Royce International Smaller-Companies Fund
Common stocks	1,307,382	18,832,281	141,034	20,280,697
Royce Focus Value Fund
Common stocks	7,837,111	1,424,787	–	9,261,898
Cash equivalents	–	509,000	–	509,000
Royce Partners Fund
Common stocks	1,346,350	276,694	–	1,623,044
Cash equivalents	–	337,000	–	337,000
Royce Mid-Cap Fund
Common stocks	4,888,414	632,296	–	5,520,710
Cash equivalents	–	239,000	–	239,000
Royce Global Dividend Value Fund
Common stocks	180,175	943,434	–	1,123,609
Cash equivalents	–	847,000	–	847,000
Royce International Premier Fund
Common stocks	110,089	1,481,633	–	1,591,722
Cash equivalents	–	471,000	–	471,000
Royce International Micro-Cap Fund
Common stocks	195,928	1,801,835	11,502	2,009,265
Cash equivalents	–	920,000	–	920,000
Royce Special Equity Multi-Cap Fund
Common stocks	3,514,819	–	–	3,514,819
Royce Select Fund I
Common stocks	54,785,466	3,758,422	–	58,543,888
Cash equivalents	–	7,280,000	–	7,280,000
Royce Select Fund II
Common stocks	4,046,649	1,310,485	–	5,357,134
Cash equivalents	–	267,000	–	267,000
Royce Global Select Fund
Common stocks	4,788,250	19,978,902	67,791	24,834,943
Cash equivalents	–	327,000	–	327,000
Royce SMid-Cap Select Fund
Common stocks	938,611	60,297	–	998,908
Cash equivalents	–	152,000	–	152,000
Royce Opportunity Select Fund
Common stocks	2,639,083	30,600	–	2,669,683

Short positions:

	Level 1	Level 2	Level 3	Total

Royce Select Fund II
Common stocks	$(286,384)	$–	$–	$(286,384)
Royce Global Select Fund
Common stocks	(1,185,487)	–	–	(1,185,487)
Royce SMid-Cap Select Fund
Common stocks	(28,602)	–	–	(28,602)
Royce Opportunity Select Fund
Common stocks	(448,030)	–	–	(448,030)

Level 3 Reconciliation:

	Balance as of 12/31/10	Purchases	Transfers In	Transfers Out	Sales	Realized and Unrealized Gain (Loss)	Balance as of 3/31/11

Royce Pennsylvania Mutual Fund
Corporate bonds	$ 315,928	$ –	$ –	$315,928	$–	$ –	$ –
Royce Micro-Cap Fund
Common stocks	478,044	–	–	–	–	–	478,044
Royce Low-Priced Stock Fund
Common stocks	–	–	10,941,360	–	–	(6,081,296)	4,860,064
Royce Total Return Fund
Common stocks	3,279,115	–	–	–	–	(46,887)	3,232,228
Preferred stocks	72,209	–	–	–	–	578	72,787
Corporate bonds	605,540	–	–	605,540	–	–	–
Royce Heritage Fund
Common stocks	25,052	–	686,770	–	–	(381,730)	330,092
Royce Financial Services Fund
Common stocks	13,589	–	–	–	–	109	13,698
Preferred stocks	427	–	–	–	–	3	430
Corporate bonds	7,140	–	–	7,140	–	–	–
Royce Dividend Value Fund
Common stocks	436,973	87,078	432,019	–	–	(274,728)	681,342
Preferred stocks	325	–	–	–	–	3	328
Royce European Smaller-Companies Fund
Common stocks	44,922	76,515	–	–	–	(7,081)	114,356
Royce Global Value Fund
Common stocks	–	–	1,549,635	–	–	(861,300)	688,335
Royce International Smaller-Companies Fund
Common stocks	102,097	4,031	94,387	–	–	(59,481)	141,034
Royce International Micro-Cap Fund
Common stocks	–	12,663	–	–	–	(1,161)	11,502
Royce Global Select Fund
Common stocks	–	–	152,616	–	–	(84,825)	67,791

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2011:

Affiliated Company	Shares 12/31/10	Market Value 12/31/10	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 3/31/11	Market Value 3/31/11

Royce Pennsylvania Mutual Fund
Almost Family	607,582	23,343,300	–	–	–	–	607,582	22,869,386
CRA International	574,643	13,509,857	136,711	–	–	–	580,643	16,739,938
Ethan Allen Interiors	1,573,910	31,493,939	–	–	–	78,696	1,573,910	34,468,629
Harbinger Group*	1,009,600	6,249,424	–	–	–	–
Nutraceutical International	737,810	10,469,524	–	–	–	–	737,810	11,052,394
Obagi Medical Products	1,270,715	14,676,758	2,294,629	–	–	–	1,478,656	18,690,212
Pervasive Software	1,461,500	7,541,340	–	–	–	–	1,461,500	9,762,820
Preformed Line Products	329,506	19,284,339	–	1,704,343	726,087	58,218	291,088	20,134,557
Pulse Electronics	2,095,739	11,149,332	–	–	–	52,393	2,095,739	12,679,221
Rimage Corporation	645,314	9,621,632	–	–	–	64,531	645,314	10,421,821
Stanley Furniture	912,235	2,837,051	–	–	–	–	912,235	5,035,537
U.S. Physical Therapy	898,675	17,811,738	–	–	–	71,894	898,675	20,076,399
Weyco Group	590,500	14,461,345	–	–	–	94,480	590,500	14,443,630
		182,449,579			726,087	420,212		196,374,544
Royce Micro-Cap Fund
CryptoLogic	751,575	1,044,689	–	–	–	–	751,575	1,240,099
GP Strategies	1,123,840	11,508,122	–	–	–	–	1,123,840	15,284,224
Graham Corporation	590,654	11,813,080	–	–	–	11,813	590,654	14,140,257
Heritage-Crystal Clean	847,033	8,453,390	–	–	–	–	847,033	12,070,220
Key Technology	444,814	7,566,286	–	–	–	–	444,814	8,989,691
LaCrosse Footwear	532,669	8,735,772	–	–	–	66,584	532,669	9,763,823
PDI	1,015,694	10,705,415	–	–	–	–	1,015,694	8,237,278
TGC Industries	1,575,202	5,985,768	–	3,068,070	230,825	–	1,153,067	8,959,331
Voltamp Transformers	335,000	5,687,470	2,560,992	–	–	–	524,000	6,486,108
World Energy Solutions	709,900	2,001,918	–	–	–	–	709,900	2,946,085
		73,501,910			230,825	78,397		88,117,116
Royce Premier Fund
Cabot Microelectronics	2,136,191	88,545,117	–	–	–	–	2,136,191	111,615,980
Cal-Maine Foods	1,762,686	55,665,624	–	–	–	373,689	1,762,686	51,999,237
Cognex Corporation	2,957,717	87,016,034	–	–	–	236,617	2,957,717	83,555,505
Dionex Corporation	1,354,500	159,844,545	–	17,634,180	18,878,301	–	1,044,100	123,256,005
Lincoln Electric Holdings	2,512,497	163,990,679	–	–	–	778,874	2,512,497	190,748,772
MKS Instruments	2,941,910	72,047,376	–	–	–	441,286	2,941,910	97,965,603
Nu Skin Enterprises Cl. A	3,431,500	103,837,190	17,584,100	–	–	517,252	4,031,500	115,905,625
ProAssurance Corporation	1,633,449	98,987,010	–	–	–	–	1,633,449	103,511,663
Sanderson Farms	2,074,791	81,228,067	–	–	–	352,714	2,074,791	95,274,403
Schnitzer Steel Industries Cl. A	2,108,038	139,952,643	–	–	–	35,837	2,108,038	137,043,550
Seabridge Gold	2,803,900	86,023,652	–	–	–	–	2,803,900	89,220,098
Semperit AG Holding	786,560	41,612,260	31,170,062	–	–	–	1,382,763	80,433,872
Simpson Manufacturing	3,387,886	104,719,556	–	–	–	338,789	3,387,886	99,807,121
Thor Industries	4,314,757	146,529,148	2,380,022	–	–	–	4,389,757	146,486,191
Timberland Company (The) Cl. A	3,032,279	74,563,741	–	–	–	–	3,032,279	125,202,800
Unit Corporation	2,939,974	136,649,991	–	2,379,804	239,265	–	2,896,073	179,411,722
Woodward	3,841,024	144,268,862	–	–	–	268,872	3,841,024	132,745,789
		1,785,481,495			19,117,566	3,343,930		1,964,183,936
Royce Low-Priced Stock Fund
Castle (A.M.) & Co.	1,799,667	33,131,870	–	–	–	–	1,799,667	33,977,713
Corinthian Colleges	5,739,200	29,901,232	–	–	–	–	5,739,200	25,367,264
Cross Country Healthcare	2,328,100	19,719,007	1,080,121	–	–	–	2,464,866	19,299,901
Houston Wire & Cable	1,591,200	21,385,728	–	–	–	135,252	1,591,200	23,263,344
Imperial Sugar	763,740	10,211,204	552,548	–	–	15,481	813,740	10,855,292
Integral Systems	1,306,726	12,949,655	–	2,071,751	(366,979)	–	1,155,722	14,065,137
Kennedy-Wilson Holdings	2,894,994	28,920,990	–	–	–	–	2,894,994	31,439,635
KVH Industries	1,100,200	13,147,390	–	–	–	–	1,100,200	16,635,024
Novatel Wireless	2,292,176	21,890,281	–	1,375,245	(796,670)	–	2,192,176	11,969,281
NutriSystem	991,816	20,857,891	13,666,010	–	–	345,746	1,975,690	28,627,748
PC-Tel	1,195,592	7,173,552	–	–	–	–	1,195,592	9,170,191
Pretium Resources	4,500,000	28,919,843	–	552,308	710,048	–	4,407,000	45,092,769
Sigma Designs	2,007,658	28,448,514	–	–	–	–	2,007,658	25,999,171
Tesco Corporation	3,263,005	51,816,519	–	–	–	–	3,263,005	71,622,960
Total Energy Services	1,966,700	27,968,559	–	–	–	68,568	1,966,700	33,694,572
TrueBlue	2,115,491	38,057,683	3,481,725	–	–	–	2,315,491	38,877,094
Universal Technical Institute	1,080,679	23,796,552	3,659,654	–	–	–	1,280,679	24,909,207
WaterFurnace Renewable Energy	849,500	21,162,742	–	–	–	158,856	849,500	21,344,838
Xyratex	1,752,837	28,588,772	411,109	–	–	–	1,779,446	19,894,206
		468,047,984			(453,601)	723,903		506,105,347
Royce Total Return Fund
Bancorp Rhode Island	261,300	7,601,217	–	–	–	49,647	261,300	8,066,331
Barry (R.G.)	1,048,496	11,659,276	–	–	–	73,395	1,048,496	13,724,812
Cato Corporation (The) Cl. A	1,477,815	40,506,909	–	–	–	273,396	1,477,815	36,206,468
Chase Corporation	773,974	12,615,776	–	–	–	–	773,974	14,287,560
Colony Financial	1,432,749	28,683,635	2,686,732	–	–	498,403	1,567,308	29,512,410
Mueller (Paul) Company	116,700	1,983,900	–	–	–	–	116,700	2,538,225
Peapack-Gladstone Financial	463,145	6,044,042	–	–	–	23,157	463,145	6,141,303
Starrett (L.S.) Company (The) Cl. A	529,400	6,183,392	–	–	–	42,352	529,400	7,432,776
		115,278,147			–	960,350		117,909,885
Royce Opportunity Fund
BTU International	627,955	5,645,315	325,196	–	–	–	658,855	7,247,405
Cambrex Corporation	1,601,354	8,279,000	126,216	–	–	–	1,626,354	8,944,947
ClearOne Communications	684,326	2,477,260	–	44,582	24,060	–	673,826	4,541,587
Comstock Homebuilding Cl. A	1,229,265	1,425,947	20,184	–	–	–	1,243,090	1,665,741
Cost Plus	1,080,038	10,476,369	1,175,627	229,399	(35,211)	–	1,191,838	11,703,849
dELiA*s	2,002,784	3,484,844	–	106,365	1,106	–	1,944,384	3,499,891
DGT Holdings*	1,581,912	1,123,158	–	–	–	–
Diana Containerships*	–	–	2,267,703	–	–	–
Dixie Group	773,044	2,775,228	163,128	–	–	–	809,419	3,771,892
Evans & Sutherland Computer	766,730	567,380	–	–	–	–	766,730	421,702
Gerber Scientific	1,306,100	10,279,007	–	270,528	3,743	–	1,275,500	11,938,680
Interphase Corporation	373,600	672,480	–	116,622	1,714	–	352,000	2,309,120
Lydall	905,463	7,288,977	86,019	–	–	–	915,463	8,138,466
MarineMax	1,219,450	11,401,858	404,490	–	–	–	1,265,150	12,474,379
Material Sciences	1,006,950	6,434,410	28,422	120,635	13,512	–	991,950	7,151,960
Media General Cl. A	1,111,610	6,425,106	219,891	–	–	–	1,153,422	7,935,543
Network Equipment Technologies	1,838,489	8,512,204	49,294	–	–	–	1,853,889	6,989,162
Planar Systems	1,418,133	2,892,991	207,264	–	–	–	1,497,067	4,116,934
SigmaTron International	329,572	2,109,261	87,405	–	–	–	340,972	1,848,068
Tollgrade Communications*	651,988	6,050,449	–	823,469	15,108	–
TRC Companies	1,772,880	6,205,080	–	–	–	–	1,772,880	8,563,010
		104,526,324			24,032	–		113,262,336
Royce Special Equity Fund
Ampco-Pittsburgh	791,700	22,207,185	3,917,801	–	–	145,713	942,577	25,996,274
Atrion Corporation	147,030	26,386,004	1,372,263	–	–	63,840	155,100	27,060,297
Baker (Michael)	593,014	18,442,736	2,295,061	–	–	–	672,210	19,541,145
Bowl America Cl. A	331,339	4,141,737	33,396	–	–	53,014	334,000	4,181,680
Clearwater Paper	658,500	51,560,550	7,245,894	–	–	–	751,770	61,194,078
Computer Services	778,977	19,708,118	1,303,420	–	–	89,725	827,911	22,229,410
CSS Industries	793,100	16,345,791	417,619	–	–	121,500	816,300	15,387,255
Dorman Products	1,347,037	48,816,621	803,522	–	–	–	1,371,500	57,726,435
Foster (L.B.) Company Cl. A	814,111	33,329,704	800,437	–	–	20,850	834,500	35,975,295
Frisch’s Restaurants	505,100	11,273,832	–	–	–	75,765	505,100	10,733,375
Hawkins	440,600	19,562,640	7,018,904	–	–	184,331	622,042	25,553,485
Hooker Furniture	1,070,000	15,119,100	21,168	–	–	107,000	1,071,800	12,818,728
Hurco Companies*	347,100	8,208,915	–	902,545	302,492	–
Insteel Industries	1,048,733	13,098,675	–	1,393,209	(481,036)	29,241	974,701	13,782,272
Mesa Laboratories	309,648	9,289,440	–	–	–	37,158	309,648	8,846,643
Met-Pro Corporation	835,704	9,869,664	783,668	–	–	56,153	907,533	10,799,643
Movado Group	1,297,900	20,948,106	1,559,342	–	–	–	1,410,700	20,709,076
National Presto Industries	575,500	74,820,755	908,857	–	–	4,761,240	583,620	65,762,302
Park Electrochemical	1,442,000	43,260,000	7,250,747	–	–	144,400	1,674,700	54,009,075
Psychemedics Corporation	517,800	4,235,604	–	–	–	62,136	517,800	5,721,690
Standex International	632,800	18,927,048	784,210	–	–	39,420	659,000	24,969,510
Stepan Company	510,492	38,935,225	5,688,298	–	–	145,730	589,465	42,736,213
Universal Electronics	749,437	21,261,528	3,041,395	–	–	–	866,500	25,613,740
Utah Medical Products	272,768	7,274,722	591,881	–	–	68,656	294,816	8,531,975
Versant Corporation	184,168	2,175,024	–	181,574	(21,196)	–	172,282	2,270,677
		559,198,724			(199,740)	6,205,872		602,150,273
Royce Value Plus Fund
Avid Technology	2,612,672	45,617,253	–	2,597,352	194,774	–	2,487,672	55,475,086
Bancorp (The)*	1,317,170	13,395,619	1,237,500	–	–	–
Berkshire Hills Bancorp	1,088,300	24,051,430	–	–	–	174,128	1,088,300	22,691,055
Caliper Life Sciences	2,765,500	17,533,270	–	511,258	(11,581)	–	2,685,500	18,153,980
Casual Male Retail Group	3,858,734	18,290,399	–	–	–	–	3,858,734	18,946,384
Celadon Group	1,818,600	26,897,094	–	173,296	(23,821)	–	1,808,600	29,371,664
Cerus Corporation	2,884,500	7,095,870	–	–	–	–	2,884,500	8,336,205
Cosi	4,975,812	6,070,491	–	–	–	–	4,975,812	6,120,249
Digi International	1,236,800	13,728,480	260,079	–	–	–	1,261,800	13,324,608
FARO Technologies	1,104,800	36,281,632	–	3,920,126	1,744,454	–	939,800	37,592,000
GSI Group	1,622,075	17,161,553	–	–	–	–	1,674,238	17,244,651
Liquidity Services	1,520,723	21,366,158	423,795	493,488	(75,004)	–	1,518,736	27,124,625
Mercury Computer Systems	2,113,749	38,850,706	2,662,500	138,332	61,419	–	2,253,749	47,689,329
NutriSystem*	1,483,874	31,205,870	–	38,917,446	(18,147,135)	–
Oplink Communications	920,000	16,992,400	17,800,660	4,148,648	79,167	–	1,489,012	29,020,844
Supertex*	882,053	21,328,042	–	12,395,333	(2,449,707)	–
TradeStation Group	2,190,000	14,782,500	–	–	–	–	2,190,000	15,373,800
		370,648,767			(18,627,434)	174,128		346,464,480

*Not an Affiliated Company at March 31, 2011.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund

By:

/s/ Charles M. Royce

Charles M. Royce

President, The Royce Fund

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce

Charles M. Royce

President, The Royce Fund

Date: May 24, 2011

By:

/s/John D. Diederich

John D. Diederich

Treasurer, The Royce Fund

Date: May 24, 2011